SHAREHOLDER LETTER


Dear Shareholder:

This annual report for Franklin Custodian Funds, Inc. covers the fiscal year ended September 30, 2001.

A TRYING YEAR

The 12 months under review was a difficult time for investors, workers and Americans in general. The year saw a number of extraordinary, and some tragic, events that shocked the world, pushed the economy toward a recession and left the stock markets at levels not seen since 1998.

The most glaring of these was, sadly, the unparalleled terrorist attacks on September 11, 2001. After immediate attention to the human and psychological destruction, the nation became riveted on the state of the economy and financial markets. Although these incidents exacerbated the economic and stock market ills late in the reporting period, they were not the cause, as most of the problems existed long before the assaults.

In fact, the U.S. economy had been slowing for well over a year before September 2001. Gross domestic product (GDP) growth weakened, from an annualized 1.9% rate in the final three months of 2000, to an annualized -0.4% in the third quarter of 2001. Manufacturing was especially hard hit, recording 14 consecutive months of contracting output. Furthermore, many "new era" technology and Internet-related companies without legitimate business plans saw their business fall away, continuing the technology collapse of the late 1990s.

The U.S. consumer was able to hang tough throughout most of the period, even as the unemployment rate jumped a full percentage point, from 3.9% in October 2000, to 4.9% at period-end. However, consumer confidence, key for the nation's economic health as consumer spending makes up two-thirds of GDP, began to wane, dropping to a five-year low at period-end. Yet, in a sign that consumers remained at least guardedly optimistic, the housing market was stable, sustained by falling mortgage rates.


CONTENTS

Shareholder Letter                 1

Fund Reports

 Franklin DynaTech Fund            4

 Franklin Growth Fund             12

 Franklin Income Fund             20

 Franklin U.S. Government
 Securities Fund                  28

 Franklin Utilities Fund          36

Financial Highlights &
Statements of Investments         44

Financial Statements              72

Notes to
Financial Statements              78

Independent Auditors' Report      86

Tax Designation                   87

"Most bonds, such as Treasuries, corporates and agencies, performed solidly."

As often happens when the economy struggles, inflation became less of a threat, principally due to oil prices' dramatic fall during the year. Inflation, as measured by the Consumer Price Index, reported a 2.65% gain for the period, while reduced demand for energy caused oil prices to slip to $21.50 by September 30, their lowest level in nearly two years.

Attempting to stimulate the economy, the Federal Reserve Board (the Fed) began an unprecedented series of interest rate cuts in 2001, slashing the key federal funds target rate from 6.5% on October 1, 2000, to 3.0% by period-end, a seven-year low, with strong expectations for further easings. The Fed complemented this with significant increases in the money supply, meant to encourage banks to lend more. On top of this, the federal government enacted its own monetary stimulus program through a $38 billion individual tax-rebate plan and a $50-$75 billion stimulus package aimed at spurring business investment and bolstering consumer confidence.

BONDS HAVE THEIR DAY

Not surprisingly, the economic malaise caused serious problems for the stock markets, producing volatility not seen since the crash of 1987. Already losing ground throughout the period, the markets took a jolt in September. For the first time in history, the stock markets were closed for six consecutive days, only to reopen and undergo one of their worst weeks in history. The third quarter of 2001 was the second worst ever for the Nasdaq Composite Index, which ended the year under review with a -58.69% return. The Dow Jones(R) Industrial Average and Standard & Poor's 500(R) (S&P 500(R)) Composite Index likewise had negative returns of -15.56% and -26.62%.(1) Continuing a trend that began in 2000, value stocks substantially outpaced their growth counterparts.

As the stock markets tumbled, investors flocked to the perceived safety of bonds. This, accompanied by the Fed's easings, pushed the 2-year Treasury note's yield to 2.85%. Most bonds, such as Treasuries, corporates and agencies, performed solidly. High yield bonds were the exception as they tend to trade more on company fundamentals than on interest rate moves.


1. Source: Standard & Poor's Micropal. The Nasdaq Composite Index measures all Nasdaq National Market common stocks. The index is market value-weighted and includes over 4,000 companies. The Dow Jones Industrial Average is a price-weighted index based on the average market price of 30 blue chip stocks. The S&P 500 Composite Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index (outstanding shares times price), with each stock's weight in the index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

A BRIGHTER FUTURE

In the short term, it is difficult to determine where the economy and stock and bond markets are headed. However, we are more optimistic about the intermediate- and long-term view. The economy should improve sometime in 2002 with the Fed and government injecting billions of dollars into our economy. Interest rates are at levels consistent with spending and lending rebounds, and the yield curve, which illustrates yields of shorter-term and longer-term bonds, is the steepest it has been since 1992. In the past, steep yield curves have often been precursors for economic recoveries.

Recent market uncertainty reinforces the importance of investing for the long term, so daily market fluctuations and short-term volatility have minimal impact on overall investment goals. We encourage you to discuss your financial goals with your investment representative, who can address concerns about volatility and help you diversify your investments and stay focused on the long term.

As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,



/s/  Charles B. Johnson

Charles B. Johnson
President
Franklin Custodian Funds, Inc.

FUND CATEGORY
[PYRAMID GRAPHIC]

FRANKLIN DYNATECH FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin DynaTech Fund seeks capital appreciation by investing primarily in companies emphasizing technological development.
--------------------------------------------------------------------------------

During the fiscal year under review ended September 30, 2001, U.S. economic growth continued to decelerate. The economy, as measured by gross domestic product (GDP), expanded 2.8% in 2000, but was slightly negative for the third calendar quarter of 2001 at a -0.4% annualized rate. Moreover, many expect GDP to remain in negative territory for the fourth calendar quarter. Lower corporate profits put pressure on the labor markets throughout the reporting period as the unemployment rate rose from 3.9% in October 2000 to 4.9% at period-end. Furthermore, consumer confidence, which was near all-time highs at the beginning of the period, fell to levels not seen since 1996. The Federal Reserve Board (the Fed) was very aggressive attempting to stimulate the economy and more recently adding liquidity after the tragedies on September 11. Year-to-date through September 30, 2001, the Fed lowered the federal funds target rate from 6.5% to 3.0%, with further easings expected.

This weak economic backdrop created dismal returns and much volatility for the broader U.S. equity markets. During the 12-month period ended September 30, 2001, the Standard & Poor's 500 (S&P 500) Composite Index returned -26.62%. The technology market had a more difficult time as reflected in the Hambrecht and Quist Technology Index, which returned -66.8% over the same time period.(1) Many corporations reduced their information technology budgets and delayed or cancelled projects


1. Sources: Standard & Poor's Micropal; Chase Hambrecht & Quist. The unmanaged S&P 500 Composite Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index (outstanding shares times price), with each stock's weight in the index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Hambrecht & Quist Technology Index is composed of the publicly traded stocks of approximately 275 technology companies including the electronics, services and other related technology industries. The companies included were selected as representatives of the technology marketplace as a whole, as well as of their particular technology sector. The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 46.

that were not critical to their business, hurting technology companies. Consequently, technology companies continued to release poor financial results and slash future growth expectations. Within this environment, Franklin DynaTech Fund - Class A shares posted a -32.86% cumulative total return for the 12 months ended September 30, 2001, as shown in the Performance Summary beginning on page
8. Although the Fund's returns were very weak, the Fund's Class A shares performed well compared with the -69.58% return of the Lipper Science and Technology Funds Average.(2)

Despite the current economic and technology spending slowdown, we still believe that capital spending for information technology will increase at a faster rate than the overall economy over time. Technology spending, although cyclical, should continue to be a larger component of overall GDP and a bigger piece of total capital spending, as new technologies help corporations improve their productivity and competitive positions. While the recent operating environment was very difficult for many companies, leading technology companies with solid management teams, proprietary technology and healthy financial positions should be able to gain market share at the expense of their weaker competitors.

During the reporting period, we sought to position the portfolio toward technology market leaders, or those companies benefiting from technology that we believe will be able to withstand the economic downturn and ultimately prosper long-term from the secular growth trends found throughout this specialized industry. Within the data processing industry, we initiated a position in Sabre Group Holdings, a leading provider of technology, distribution and marketing services for the travel industry. Despite the temporary impact from travel disruptions as a result of September 11's events, Sabre should continue to gain market share in the travel reservation industry and should benefit from its recent sale of their information technology services business. Outside of technology, the Fund recently took a position in American International Group, a leading insurance provider for businesses and individuals. The Fund also


PORTFOLIO BREAKDOWN
Franklin DynaTech Fund
9/30/01

                          % OF TOTAL
INDUSTRY                  NET ASSETS
--------------------------------------
Semiconductors                4.8%

Packaged Software             4.6%

Major Pharmaceuticals         4.4%

Computer Processing
Hardware                      3.6%

Biotechnology                 3.0%

Telecommunications
Equipment                     2.5%

Computer
Communications                1.3%

Internet Software
& Services                    1.3%

Media Conglomerates           1.2%

Electronic Equipment
& Instruments                 1.1%

Medical Specialties           1.0%

Cable & Satellite TV          0.9%

Data Processing
Services                      0.9%

Major
Telecommunications            0.9%

Other Sectors                 6.5%

Short-Term
Investments & Other
Net Assets                   62.0%


2. Source: Lipper Inc. As of 9/30/01, the Lipper Science and Technology Funds Average consisted of 336 funds. The Lipper average does not include sales charges. Fund performance relative to the average might have differed if such charges had been considered. Past performance does not guarantee future results.

TOP 10 HOLDINGS
Franklin DynaTech Fund
9/30/01

COMPANY                  % OF TOTAL
INDUSTRY                 NET ASSETS
-----------------------------------
Intel Corp.                  3.7%
Semiconductors

Microsoft Corp.              3.4%
Packaged Software

Pfizer Inc.                  2.6%
Pharmaceuticals

Genentech Inc.               1.7%
Biotechnology

International Business

Machines Corp.               1.7%
Computer Processing
Hardware

Motorola Inc.                1.5%
Telecommunications
Equipment

Cisco Systems Inc.           1.2%
Computer Communications

AOL Time Warner Inc.         1.1%
Media Conglomerate

Check Point Software

Technologies Ltd.            1.1%
Internet Software/
Services

Amgen Inc.                   1.0%
Biotechnology



added to existing holdings that we felt might offer attractive long-term growth potential over the next several years.

On the other hand, we sought to take advantage of strength in the early part of the reporting period to sell stocks that no longer fit our investment criteria or that we believed were unattractive on a risk/return basis. We sold some Internet and financial positions exposed to declining fundamentals, including Amazon.com, Proxicom, E*Trade and SonicWALL. We also sold positions in such companies as Global Crossing, Qwest Communications and Nextel Communications that we believed were impacted by declining telecommunications industry fundamentals. At period-end, the Fund's short-term investments and other net assets stood at a substantial 62.0% of total net assets, as we found relatively few attractive investments during the period and felt that better opportunities may arise in the upcoming months.

Looking forward, we remain optimistic about technology stocks' long-term performance. Productivity enhancements, the substitution for labor by capital equipment, and improvements in communications and manufacturing technology are trends that will continue to take place due to technological advancements. In the coming year, we are confident that we will begin to see a decline in the number and magnitude of negative financial reports and reduced earnings expectations, which should have positive implications for technology stocks in the future.

In the short term, the slowing economy and cyclical downturn in capital spending have resulted in further uncertainty and valuation contraction among virtually all technology companies. In addition, the recent tragedies in New York and Washington, D.C., will most likely put more pressure on consumer confidence and corporate profits for the upcoming quarters. Our focus will remain the same, to search for premier companies that offer long-term growth potential. Many of these companies will emerge from this difficult period with improved competitive positions, more efficient organizations and better long-term opportunities. We believe our cash position will provide us with the ability to increase and purchase new holdings for your portfolio.

Sincerely,




Rupert H. Johnson, Jr.





Robert R. Dean, CFA

Portfolio Management Team
Franklin DynaTech Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of September 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN DYNATECH FUND

--------------------------------------------------------------------------------
Class A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

Class B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

Class C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 9/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                          CHANGE        9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$9.84        $18.76     $28.60
DISTRIBUTIONS (10/1/00 - 9/30/01)
Dividend Income                                  $0.5757

CLASS B                                          CHANGE        9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$9.89        $18.57     $28.46
DISTRIBUTIONS (10/1/00 - 9/30/01)
Dividend Income                                  $0.5122

CLASS C                                          CHANGE        9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$9.61        $18.34     $27.95
DISTRIBUTIONS (10/1/00 - 9/30/01)
Dividend Income                                  $0.3754

PERFORMANCE

CLASS A                                                1-YEAR   5-YEAR     10-YEAR
----------------------------------------------------------------------------------
Cumulative Total Return(1)                             -32.86%  +54.56%   +191.30%
Average Annual Total Return(2)                         -36.71%   +7.81%    +10.63%
Value of $10,000 Investment(3)                         $6,329   $14,564    $27,455


                                                                          INCEPTION
CLASS B                                                         1-YEAR    (2/1/00)
----------------------------------------------------------------------------------
Cumulative Total Return(1)                                      -33.37%    -32.40%
Average Annual Total Return(2)                                  -35.98%    -22.82%
Value of $10,000 Investment(3)                                  $6,402     $6,495


                                                                          INCEPTION
CLASS C                                                1-YEAR   5-YEAR    (9/16/96)
----------------------------------------------------------------------------------
Cumulative Total Return(1)                             -33.36%  +48.23%    +52.13%
Average Annual Total Return(2)                         -34.67%   +7.97%     +8.46%
Value of $10,000 Investment(3)                         $6,533   $14,676    $15,059

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN DYNATECH FUND

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.


AVERAGE ANNUAL TOTAL RETURN
CLASS A               9/30/01
-----------------------------
1-Year               -36.71%

5-Year                +7.81%

10-Year              +10.63%


AVERAGE ANNUAL TOTAL RETURN
CLASS B               9/30/01
-----------------------------
1-Year               -35.98%

Since Inception
(2/1/00)             -22.82%


CLASS A (10/1/91-9/30/01)


The following line graph compares the performance of Franklin DynaTech Fund - Class A with that of the S&P 500(4) and the H&Q Technology Index(4) based on a $10,000 investment from 10/01/91 to 9/30/2001.

[LINE GRAPH]

      DATE          FRANKLIN DYNATECH         S&P 500(4)        H&Q TECHNOLOGY
                      FUND - CLASS A                                INDEX(4)
    10/01/1991            $ 9,425              $10,000            $ 10,000
    10/31/1991            $ 9,544              $10,134            $ 10,449
    11/30/1991            $ 9,360              $ 9,726            $ 10,067
    12/31/1991            $10,370              $10,838            $ 11,464
    01/31/1992            $10,612              $10,637            $ 12,360
    02/29/1992            $10,667              $10,774            $ 13,034
    03/31/1992            $10,249              $10,564            $ 12,115
    04/30/1992            $10,249              $10,874            $ 11,843
    05/31/1992            $10,172              $10,928            $ 11,753
    06/30/1992            $10,030              $10,765            $ 10,934
    07/31/1992            $10,315              $11,205            $ 11,502
    08/31/1992            $10,063              $10,975            $ 10,988
    09/30/1992            $10,117              $11,104            $ 11,479
    10/31/1992            $10,194              $11,142            $ 12,140
    11/30/1992            $10,524              $11,520            $ 13,002
    12/31/1992            $10,800              $11,662            $ 13,606
    01/31/1993            $10,957              $11,760            $ 14,740
    02/28/1993            $10,833              $11,920            $ 14,236
    03/31/1993            $11,047              $12,171            $ 14,456
    04/30/1993            $10,822              $11,877            $ 13,599
    05/31/1993            $11,362              $12,194            $ 15,018
    06/30/1993            $11,216              $12,229            $ 14,825
    07/31/1993            $10,991              $12,180            $ 13,974
    08/31/1993            $11,430              $12,642            $ 14,867
    09/30/1993            $11,576              $12,545            $ 15,140
    10/31/1993            $11,621              $12,804            $ 15,399
    11/30/1993            $11,452              $12,683            $ 15,626
    12/31/1993            $11,602              $12,836            $ 15,975
    01/31/1994            $11,892              $13,273            $ 16,961
    02/28/1994            $11,856              $12,913            $ 17,522
    03/31/1994            $11,529              $12,350            $ 16,564
    04/30/1994            $11,348              $12,508            $ 16,138
    05/31/1994            $11,505              $12,713            $ 16,185
    06/30/1994            $11,081              $12,402            $ 15,153
    07/31/1994            $11,432              $12,808            $ 15,719
    08/31/1994            $12,122              $13,334            $ 17,336
    09/30/1994            $11,916              $13,008            $ 17,279
    10/31/1994            $12,412              $13,301            $ 18,863
    11/30/1994            $12,182              $12,817            $ 18,701
    12/31/1994            $12,206              $13,007            $ 19,190
    01/31/1995            $12,317              $13,343            $ 18,909
    02/28/1995            $12,650              $13,864            $ 20,548
    03/31/1995            $12,933              $14,273            $ 21,489
    04/30/1995            $13,463              $14,692            $ 23,098
    05/31/1995            $13,857              $15,280            $ 23,926
    06/30/1995            $14,941              $15,635            $ 26,806
    07/31/1995            $15,618              $16,154            $ 29,254
    08/31/1995            $15,446              $16,194            $ 29,589
    09/30/1995            $15,741              $16,877            $ 30,295
    10/31/1995            $16,049              $16,817            $ 30,720
    11/30/1995            $15,827              $17,555            $ 30,343
    12/31/1995            $15,396              $17,894            $ 28,693
    01/31/1996            $15,408              $18,502            $ 29,117
    02/29/1996            $15,953              $18,674            $ 30,576
    03/31/1996            $15,636              $18,853            $ 29,246
    04/30/1996            $16,915              $19,131            $ 33,288
    05/31/1996            $17,523              $19,624            $ 33,790
    06/30/1996            $16,965              $19,699            $ 31,328
    07/31/1996            $15,953              $18,828            $ 28,109
    08/31/1996            $16,535              $19,225            $ 29,810
    09/30/1996            $17,763              $20,308            $ 33,257
    10/31/1996            $18,092              $20,868            $ 32,781
    11/30/1996            $19,827              $22,446            $ 36,646
    12/31/1996            $19,828              $22,001            $ 35,662
    01/31/1997            $21,302              $23,376            $ 39,481
    02/28/1997            $20,102              $23,559            $ 36,257
    03/31/1997            $19,594              $22,591            $ 33,992
    04/30/1997            $20,467              $23,939            $ 35,250
    05/31/1997            $21,614              $25,397            $ 40,555
    06/30/1997            $21,810              $26,535            $ 40,914
    07/31/1997            $23,935              $28,647            $ 47,496
    08/31/1997            $23,505              $27,043            $ 47,631
    09/30/1997            $24,091              $28,525            $ 49,584
    10/31/1997            $22,905              $27,572            $ 44,288
    11/30/1997            $23,153              $28,849            $ 43,826
    12/31/1997            $22,728              $29,345            $ 41,809
    01/31/1998            $23,507              $29,671            $ 44,490
    02/28/1998            $24,551              $31,810            $ 49,782
    03/31/1998            $24,663              $33,438            $ 50,623
    04/30/1998            $25,136              $33,776            $ 52,593
    05/31/1998            $24,245              $33,195            $ 48,757
    06/30/1998            $25,428              $34,543            $ 51,827
    07/31/1998            $25,553              $34,173            $ 51,173
    08/31/1998            $23,215              $29,232            $ 40,246
    09/30/1998            $24,830              $31,106            $ 46,070
    10/31/1998            $25,512              $33,635            $ 49,955
    11/30/1998            $27,084              $35,673            $ 55,894
    12/31/1998            $28,942              $37,728            $ 65,032
    01/31/1999            $31,197              $39,305            $ 73,928
    02/28/1999            $29,759              $38,082            $ 65,736
    03/31/1999            $30,732              $39,606            $ 70,825
    04/30/1999            $30,816              $41,138            $ 73,497
    05/31/1999            $30,309              $40,167            $ 74,507
    06/30/1999            $31,859              $42,397            $ 83,881
    07/31/1999            $31,831              $41,074            $ 82,736
    08/31/1999            $32,718              $40,869            $ 86,762
    09/30/1999            $32,563              $39,749            $ 88,738
    10/31/1999            $33,888              $42,265            $ 98,051
    11/30/1999            $35,889              $43,123            $114,617
    12/31/1999            $39,705              $45,663            $145,237
    01/31/2000            $40,105              $43,370            $138,954
    02/29/2000            $43,636              $42,551            $177,606
    03/31/2000            $44,080              $46,712            $163,836
    04/30/2000            $41,692              $45,306            $146,149
    05/31/2000            $39,690              $44,377            $128,497
    06/30/2000            $42,135              $45,469            $147,159
    07/31/2000            $41,392              $44,760            $137,748
    08/31/2000            $44,394              $47,539            $162,023
    09/30/2000            $40,891              $45,029            $144,482
    10/31/2000            $39,848              $44,840            $131,331
    11/30/2000            $35,601              $41,307            $ 94,013
    12/31/2000            $34,846              $41,509            $ 93,891
    01/31/2001            $36,602              $42,983            $107,364
    02/28/2001            $32,182              $39,063            $ 76,683
    03/31/2001            $30,294              $36,586            $ 65,657
    04/30/2001            $32,270              $39,429            $ 78,238
    05/31/2001            $31,773              $39,693            $ 74,155
    06/30/2001            $31,538              $38,728            $ 73,190
    07/31/2001            $30,543              $38,349            $ 68,520
    08/31/2001            $29,299              $35,948            $ 60,958
    09/30/2001            $27,455              $33,047            $ 47,938

CLASS B (2/1/00 - 9/30/01)

The following line graph compares the performance of Franklin DynaTech Fund - Class B with that of the S&P 500(4) and the H&Q Technology Index(4) based on a $10,000 investment from 02/01/00 to 9/30/2001.

[LINE GRAPH]

      DATE          FRANKLIN DYNATECH         S&P 500(4)         H&Q TECHNOLOGY
                      FUND - CLASS B                                 INDEX(4)
    02/01/2000            $10,000              $10,000             $10,000
    02/29/2000            $10,870              $ 9,811             $12,782
    03/31/2000            $10,973              $10,771             $11,791
    04/30/2000            $10,374              $10,446             $10,518
    05/31/2000            $ 9,868              $10,232             $ 9,247
    06/30/2000            $10,471              $10,484             $10,590
    07/31/2000            $10,278              $10,320             $ 9,913
    08/31/2000            $11,020              $10,961             $11,660
    09/30/2000            $10,146              $10,382             $10,398
    10/31/2000            $ 9,879              $10,339             $ 9,451
    11/30/2000            $ 8,824              $ 9,524             $ 6,766
    12/31/2000            $ 8,624              $ 9,571             $ 6,757
    01/31/2001            $ 9,053              $ 9,911             $ 7,727
    02/28/2001            $ 7,958              $ 9,007             $ 5,519
    03/31/2001            $ 7,488              $ 8,436             $ 4,725
    04/30/2001            $ 7,968              $ 9,091             $ 5,631
    05/31/2001            $ 7,841              $ 9,152             $ 5,337
    06/30/2001            $ 7,779              $ 8,930             $ 5,267
    07/31/2001            $ 7,528              $ 8,842             $ 4,931
    08/31/2001            $ 7,219              $ 8,289             $ 4,387
    09/30/2001            $ 6,495              $ 7,620             $ 3,450

CLASS C (9/16/96-9/30/01)

The following line graph compares the performance of Franklin DynaTech Fund - Class C with that of the S&P 500(4) and the H&Q Technology Index(4) based on a $10,000 investment from 09/16/96 to 9/30/2001.

[LINE GRAPH]

     DATE          FRANKLIN DYNATECH            S&P 500(4)       H&Q TECHNOLOGY
                     FUND - CLASS C                                  INDEX(4)
    09/16/1996            $ 9,899              $10,000             $10,000
    09/30/1996            $10,159              $10,263             $10,540
    10/31/1996            $10,333              $10,546             $10,389
    11/30/1996            $11,318              $11,344             $11,614
    12/31/1996            $11,312              $11,119             $11,302
    01/31/1997            $12,155              $11,814             $12,513
    02/28/1997            $11,461              $11,906             $11,491
    03/31/1997            $11,163              $11,417             $10,773
    04/30/1997            $11,648              $12,098             $11,172
    05/31/1997            $12,289              $12,835             $12,853
    06/30/1997            $12,386              $13,410             $12,967
    07/31/1997            $13,587              $14,478             $15,053
    08/31/1997            $13,326              $13,667             $15,096
    09/30/1997            $13,646              $14,416             $15,715
    10/31/1997            $12,968              $13,934             $14,036
    11/30/1997            $13,095              $14,579             $13,890
    12/31/1997            $12,843              $14,830             $13,251
    01/31/1998            $13,256              $14,995             $14,100
    02/28/1998            $13,836              $16,076             $15,777
    03/31/1998            $13,892              $16,899             $16,044
    04/30/1998            $14,154              $17,070             $16,668
    05/31/1998            $13,638              $16,776             $15,452
    06/30/1998            $14,297              $17,457             $16,426
    07/31/1998            $14,352              $17,270             $16,218
    08/31/1998            $13,034              $14,773             $12,755
    09/30/1998            $13,923              $15,720             $14,601
    10/31/1998            $14,297              $16,998             $15,832
    11/30/1998            $15,170              $18,028             $17,715
    12/31/1998            $16,198              $19,067             $20,610
    01/31/1999            $17,447              $19,864             $23,430
    02/28/1999            $16,638              $19,246             $20,834
    03/31/1999            $17,167              $20,016             $22,447
    04/30/1999            $17,207              $20,790             $23,293
    05/31/1999            $16,919              $20,300             $23,613
    06/30/1999            $17,767              $21,426             $26,585
    07/31/1999            $17,743              $20,758             $26,221
    08/31/1999            $18,224              $20,654             $27,498
    09/30/1999            $18,128              $20,088             $28,124
    10/31/1999            $18,848              $21,360             $31,075
    11/30/1999            $19,953              $21,793             $36,326
    12/31/1999            $22,062              $23,077             $46,030
    01/31/2000            $22,272              $21,918             $44,039
    02/29/2000            $24,221              $21,504             $56,289
    03/31/2000            $24,447              $23,607             $51,925
    04/30/2000            $23,113              $22,897             $46,319
    05/31/2000            $21,981              $22,427             $40,725
    06/30/2000            $23,331              $22,979             $46,639
    07/31/2000            $22,903              $22,620             $43,656
    08/31/2000            $24,544              $24,025             $51,350
    09/30/2000            $22,596              $22,757             $45,791
    10/31/2000            $22,006              $22,661             $41,623
    11/30/2000            $19,653              $20,875             $29,796
    12/31/2000            $19,213              $20,978             $29,757
    01/31/2001            $20,174              $21,722             $34,027
    02/28/2001            $17,727              $19,741             $24,303
    03/31/2001            $16,684              $18,490             $20,809
    04/30/2001            $17,760              $19,926             $24,796
    05/31/2001            $17,473              $20,060             $23,502
    06/30/2001            $17,333              $19,572             $23,196
    07/31/2001            $16,775              $19,381             $21,716
    08/31/2001            $16,077              $18,167             $19,319
    09/30/2001            $15,059              $16,701             $15,193


AVERAGE ANNUAL TOTAL RETURN
CLASS C              9/30/01
----------------------------
1-Year               -34.67%

5-Year                +7.97%

Since Inception
(9/16/96)             +8.46%


4. Sources: Standard & Poor's Micropal; Chase Hembrecht & Quist. The S&P 500 Composite Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index (outstanding shares times price), with each stock's weight in the index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Hambrecht & Quist Technology Index is composed of the publicly traded stocks of approximately 275 technology companies including the electronics, services and other related technology industries. The companies included were selected as representatives of the technology marketplace as a whole, as well as of their particular technology sector.

Past performance does not guarantee future results.

FUND CATEGORY
[PYRAMID GRAPHIC]


FRANKLIN GROWTH FUND



--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Growth Fund seeks capital appreciation by investing primarily in common stocks or convertible securities believed to offer favorable possibilities for capital appreciation.
--------------------------------------------------------------------------------


The economy was essentially flat during the 12-month period under review, with stronger growth early in the period offsetting negative results at period-end. Gross domestic product (GDP) slowed from a solid 1.9% annualized growth rate in the fourth quarter of 2000, to -0.4% in the third quarter of 2001, with the September 11 tragedy most likely responsible for some of the quarter's negative return. The third quarter's GDP contraction marked the end to the nation's longest running economic expansion. Addressing these problems, the Federal Reserve Board (the Fed) reduced interest rates eight times during the period for a total of 3.5%, leaving the federal funds target rate at 3.0% on September 30, 2001.

The economic slump hit corporate profits hard, as such earnings are typically highly leveraged to revenues. When revenue growth flattens or declines, the incremental units from which profits are derived are quickly lost, producing little or no profit and often, losses. For the second quarter of 2001, the companies making up the Fund's benchmark, the Standard & Poor's 500 (S&P 500) Composite Index, saw their profits fall by 17%.(1)



1. Source: Standard & Poor's Micropal. The unmanaged S&P 500 Composite Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index (outstanding shares times price), with each stock's weight in the index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

    The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 52.

The stock market fared poorly during the Fund's fiscal year, reacting negatively to the uninspiring business picture yet also buoyed somewhat by the Fed's series of interest rate cuts. Following the attacks on September 11, the market's descent accelerated, producing one of the worst weeks in the market's history. The 12 months under review presented an extremely difficult time for investors and many suffered losses during the period, especially in the third quarter of 2001. In this difficult environment, Franklin Growth Fund - Class A posted a -20.12% cumulative total return for the year ended September 30, 2001, as shown in the Performance Summary beginning on page 16. Although disappointing, the Fund fared better than the S&P 500's -26.62% total return during the same time.(1)

We were busy during the period, initiating positions or adding to holdings as stocks became more reasonably priced in our view. For the greater part of the 1990s we believed many stocks were significantly overvalued and for that reason built up a cash position that at one time exceeded 30% of the Fund's total net assets. At period-end, the Fund's short-term investments and other net assets stood at 4.6% of total net assets, as we found a large number of stocks in which to invest. Interestingly, many stock prices and the major market indexes still supported relatively high valuations on September 30, 2001. For example, the S&P 500 traded at 21 times earnings at period-end. However, these valuations are based on depressed earnings that most likely will, at some time in the future, grow again, providing these stocks with much more upside potential. It is often at times like these that we believe the best values can be found.

Among our investments during the Fund's fiscal year were several technology stocks, whose prices had fallen considerably. We increased our holdings in companies such as Apple Computer, Dell Computer and Microsoft and initiated new positions including Corning, EMC, Nokia and Texas Instruments. Unfortunately, we began investing


PORTFOLIO BREAKDOWN
Franklin Growth Fund
9/30/01

                                                                      % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
Health Technology                                                        22.2%

Electronic Technology                                                    18.6%

Producer Manufacturing                                                   14.8%

Process Industries                                                        6.1%

Technology Services                                                       6.1%

Transportation                                                            6.0%

Consumer Services                                                         4.6%

Commercial Services                                                       4.4%

Consumer Durables                                                         2.8%

Consumer Non-Durables                                                     2.8%

Industrial Services                                                       2.6%

Energy Minerals                                                           1.5%

Health Services                                                           1.5%

Retail Trade                                                              1.0%

Communications                                                            0.2%

Finance                                                                   0.2%

Short-Term Investments & Other Net Assets                                 4.6%

TOP 10 HOLDINGS
Franklin Growth Fund
9/30/01

COMPANY                                                               % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
Pfizer Inc.                                                              3.7%
Health Technology

Tyco International Ltd.                                                  3.4%
Producer Manufacturing

Schering-Plough Corp.                                                    3.2%
Health Technology

Johnson & Johnson                                                        2.7%
Health Technology

International Business
Machines Corp.                                                           2.5%
Electronic Technology

Northrop Grumman Corp.                                                   2.4%
Electronic Technology

Amgen Inc.                                                               2.3%
Health Technology

AOL Time Warner Inc.                                                     2.2%
Consumer Services

General Dynamics Corp.                                                   2.1%
Electronic Technology

Minnesota Mining &
Manufacturing Co.                                                        1.9%
Producer Manufacturing


in the stocks too early, only to watch their prices fall further and hurt the Fund's performance. Yet, all of these companies are leaders in their fields and most are financially strong. We believed that the risk of owning these stocks was rather low, given the extent of their earlier declines.

In early 2001, we also focused on opportunities we identified in the airline, defense, manufacturing and special situations areas. These industries generally held up pretty well during the period with the exception of airlines, whose stock prices fell about 50% after the September 11 tragedy.

The Fund's best performers were individual companies in a variety of different industries, as no single sector performed particularly well. These stocks tended to be unpopular in the 1990s and had a relatively low level of short-term shareholders. The Fund's five largest gainers for the period were automotive replacement parts distributor Genuine Parts (+74.5%); supermarket Albertsons (+56.3%); water purification manufacturer Osmonics (+56.3%); International Flavors & Fragrances (+55.9%); and provider of maintenance, repair and operating supplies W.W. Grainger (+50.4%). Disappointing holdings included several technology stocks (Sun Microsystems, Hewlett-Packard, Lucent), airlines (U.S. Airways) and some special situations (Polaroid).

Looking forward, we are optimistic about Franklin Growth Fund. In our view, stocks are much more reasonably priced now than they were one year ago. The economy could start to show positive signs toward the second half of 2002, and with an economic rebound, corporate profits should improve. We are confident that Franklin Growth Fund, with its diverse collection of companies across a number of different industries, is well-positioned to benefit from any upswing and should perform solidly in an improving economic environment.

Sincerely,


/s/ V. Jerry Palmieri

V. Jerry Palmieri
Portfolio Manager
Franklin Growth Fund



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of September 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN GROWTH FUND


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 9/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                         CHANGE       9/30/01     9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           -$9.10       $27.81      $36.91

DISTRIBUTIONS (10/1/00 - 9/30/01)
Dividend Income                                $0.4015
Short-Term Capital Gain                        $0.0828
Long-Term Capital Gain                         $1.5846
                                               -------
      Total                                    $2.0689

CLASS B                                         CHANGE       9/30/01     9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           -$9.08       $27.46      $36.54

DISTRIBUTIONS (10/1/00 - 9/30/01)
Dividend Income                                $0.1997
Short-Term Capital Gain                        $0.0828
Long-Term Capital Gain                         $1.5846
                                               -------
      Total                                    $1.8671

CLASS C                                         CHANGE       9/30/01     9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           -$8.95       $27.24      $36.19

DISTRIBUTIONS (10/1/00 - 9/30/01)
Dividend Income                                $0.1343
Short-Term Capital Gain                        $0.0828
Long-Term Capital Gain                         $1.5846
                                               -------
      Total                                    $1.8017

ADVISOR CLASS                                   CHANGE       9/30/01     9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           -$9.13       $27.86      $36.99

DISTRIBUTIONS (10/1/00 - 9/30/01)
Dividend Income                                $0.4948
Short-Term Capital Gain                        $0.0828
Long-Term Capital Gain                         $1.5846
                                               -------
      Total                                    $2.1622


Franklin Growth Fund paid distributions derived from long-term capital gains of $1.5846 per share in December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852
(b)(3).

PERFORMANCE

CLASS A                                      1-YEAR       5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                   -20.12%       +40.58%      +176.41%

Average Annual Total Return(2)               -24.70%        +5.79%       +10.05%

Value of $10,000 Investment(3)               $7,530       $13,252       $26,053


                                                                       INCEPTION
CLASS B                                                   1-YEAR        (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                -20.74%        -6.20%

Average Annual Total Return(2)                            -23.74%        -3.31%

Value of $10,000 Investment(3)                            $7,626        $9,118


                                                                       INCEPTION
CLASS C                                      1-YEAR       5-YEAR        (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                   -20.72%       +35.31%       +84.46%

Average Annual Total Return(2)               -22.27%        +6.02%        +9.84%

Value of $10,000 Investment(3)               $7,773       $13,395       $18,262


ADVISOR CLASS(4)                             1-YEAR       5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                   -19.94%       +43.29%      +181.73%

Average Annual Total Return(2)               -19.94%        +7.46%       +10.91%

Value of $10,000 Investment(3)               $8,006       $14,329       $28,173


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +37.22% and +6.89%.



--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN GROWTH FUND


AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                 9/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -24.70%

5-Year                                                                    +5.79%

10-Year                                                                  +10.05%


AVERAGE ANNUAL TOTAL RETURN

CLASS B                                                                 9/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -23.74%

Since Inception (1/1/99)                                                  -3.31%



TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.


Class A (10/1/91-9/30/01)

The following line graph compares the performance of Franklin Growth Fund - Class A with that of the S&P500(5) based on a $10,000 investment from 10/01/91 to 09/30/01.

[LINE GRAPH]

                         FRANKLIN GROWTH
       DATE               FUND - CLASS A           S&P 500            S&P 500 $T
    10/01/1991               $ 9,425               $10,000
    10/31/1991               $ 9,629               $10,134               1.34%
    11/30/1991               $ 9,306               $ 9,726              -4.03%
    12/31/1991               $10,562               $10,838              11.44%
    01/31/1992               $10,456               $10,637              -1.86%
    02/29/1992               $10,637               $10,774               1.29%
    03/31/1992               $10,373               $10,564              -1.95%
    04/30/1992               $10,418               $10,874               2.94%
    05/31/1992               $10,358               $10,928               0.49%
    06/30/1992               $10,146               $10,765              -1.49%
    07/31/1992               $10,396               $11,205               4.09%
    08/31/1992               $10,169               $10,975              -2.05%
    09/30/1992               $10,350               $11,104               1.17%
    10/31/1992               $10,479               $11,142               0.34%
    11/30/1992               $10,728               $11,520               3.40%
    12/31/1992               $10,871               $11,662               1.23%
    01/31/1993               $10,755               $11,760               0.84%
    02/28/1993               $10,609               $11,920               1.36%
    03/31/1993               $10,771               $12,171               2.11%
    04/30/1993               $10,802               $11,877              -2.42%
    05/31/1993               $11,071               $12,194               2.67%
    06/30/1993               $10,840               $12,229               0.29%
    07/31/1993               $10,709               $12,180              -0.40%
    08/31/1993               $11,079               $12,642               3.79%
    09/30/1993               $10,963               $12,545              -0.77%
    10/31/1993               $11,302               $12,804               2.07%
    11/30/1993               $11,325               $12,683              -0.95%
    12/31/1993               $11,643               $12,836               1.21%
    01/31/1994               $11,809               $13,273               3.40%
    02/28/1994               $11,454               $12,913              -2.71%
    03/31/1994               $10,885               $12,350              -4.36%
    04/30/1994               $11,114               $12,508               1.28%
    05/31/1994               $11,304               $12,713               1.64%
    06/30/1994               $11,217               $12,402              -2.45%
    07/31/1994               $11,532               $12,808               3.28%
    08/31/1994               $12,124               $13,334               4.10%
    09/30/1994               $11,809               $13,008              -2.44%
    10/31/1994               $12,053               $13,301               2.25%
    11/30/1994               $11,738               $12,817              -3.64%
    12/31/1994               $11,983               $13,007               1.48%
    01/31/1995               $12,167               $13,343               2.59%
    02/28/1995               $12,662               $13,864               3.90%
    03/31/1995               $13,109               $14,273               2.95%
    04/30/1995               $13,485               $14,692               2.94%
    05/31/1995               $13,780               $15,280               4.00%
    06/30/1995               $14,316               $15,635               2.32%
    07/31/1995               $15,027               $16,154               3.32%
    08/31/1995               $15,003               $16,194               0.25%
    09/30/1995               $15,482               $16,877               4.22%
    10/31/1995               $15,570               $16,817              -0.36%
    11/30/1995               $16,449               $17,555               4.39%
    12/31/1995               $16,585               $17,894               1.93%
    01/31/1996               $17,064               $18,502               3.40%
    02/29/1996               $17,429               $18,674               0.93%
    03/31/1996               $17,494               $18,853               0.96%
    04/30/1996               $17,851               $19,131               1.47%
    05/31/1996               $18,191               $19,624               2.58%
    06/30/1996               $18,062               $19,699               0.38%
    07/31/1996               $17,129               $18,828              -4.42%
    08/31/1996               $17,607               $19,225               2.11%
    09/30/1996               $18,532               $20,308               5.63%
    10/31/1996               $18,581               $20,868               2.76%
    11/30/1996               $19,749               $22,446               7.56%
    12/31/1996               $19,352               $22,001              -1.98%
    01/31/1997               $19,839               $23,376               6.25%
    02/28/1997               $19,881               $23,559               0.78%
    03/31/1997               $19,385               $22,591              -4.11%
    04/30/1997               $20,079               $23,939               5.97%
    05/31/1997               $21,185               $25,397               6.09%
    06/30/1997               $21,582               $26,535               4.48%
    07/31/1997               $22,441               $28,647               7.96%
    08/31/1997               $21,689               $27,043              -5.60%
    09/30/1997               $22,375               $28,525               5.48%
    10/31/1997               $22,185               $27,572              -3.34%
    11/30/1997               $22,689               $28,849               4.63%
    12/31/1997               $22,952               $29,345               1.72%
    01/31/1998               $23,189               $29,671               1.11%
    02/28/1998               $24,164               $31,810               7.21%
    03/31/1998               $24,689               $33,438               5.12%
    04/30/1998               $25,019               $33,776               1.01%
    05/31/1998               $24,664               $33,195              -1.72%
    06/30/1998               $25,130               $34,543               4.06%
    07/31/1998               $25,036               $34,173              -1.07%
    08/31/1998               $22,927               $29,232             -14.46%
    09/30/1998               $24,215               $31,106               6.41%
    10/31/1998               $25,706               $33,635               8.13%
    11/30/1998               $26,629               $35,673               6.06%
    12/31/1998               $27,203               $37,728               5.76%
    01/31/1999               $27,679               $39,305               4.18%
    02/28/1999               $27,385               $38,082              -3.11%
    03/31/1999               $28,129               $39,606               4.00%
    04/30/1999               $29,046               $41,138               3.87%
    05/31/1999               $28,691               $40,167              -2.36%
    06/30/1999               $29,893               $42,397               5.55%
    07/31/1999               $29,409               $41,074              -3.12%
    08/31/1999               $29,530               $40,869              -0.50%
    09/30/1999               $28,726               $39,749              -2.74%
    10/31/1999               $29,193               $42,265               6.33%
    11/30/1999               $29,565               $43,123               2.03%
    12/31/1999               $30,519               $45,663               5.89%
    01/31/2000               $30,263               $43,370              -5.02%
    02/29/2000               $29,556               $42,551              -1.89%
    03/31/2000               $32,127               $46,712               9.78%
    04/30/2000               $32,507               $45,306              -3.01%
    05/31/2000               $32,640               $44,377              -2.05%
    06/30/2000               $33,099               $45,469               2.46%
    07/31/2000               $32,587               $44,760              -1.56%
    08/31/2000               $34,018               $47,539               6.21%
    09/30/2000               $32,613               $45,029              -5.28%
    10/31/2000               $33,046               $44,840              -0.42%
    11/30/2000               $32,189               $41,307              -7.88%
    12/31/2000               $32,817               $41,509               0.49%
    01/31/2001               $33,435               $42,983               3.55%
    02/28/2001               $31,758               $39,063              -9.12%
    03/31/2001               $29,407               $36,586              -6.34%
    04/30/2001               $31,777               $39,429               7.77%
    05/31/2001               $32,264               $39,693               0.67%
    06/30/2001               $30,784               $38,728              -2.43%
    07/31/2001               $30,709               $38,349              -0.98%
    08/31/2001               $29,313               $35,948              -6.26%
    09/30/2001               $26,053               $33,047              -8.07%


Class B (1/1/99-9/30/01)

The following line graph compares the performance of Franklin Growth Fund - Class B with that of the S&P500(5) based on a $10,000 investment from 01/01/99 to 09/30/01.

[LINE GRAPH]

                         FRANKLIN GROWTH
       DATE               FUND - CLASS B           S&P 500            S&P 500 $T
    01/01/1999               $10,000               $10,000
    01/30/1999               $10,172               $10,418               4.18%
    02/28/1999               $10,057               $10,094              -3.11%
    03/31/1999               $10,324               $10,498               4.00%
    04/30/1999               $10,655               $10,904               3.87%
    05/31/1999               $10,515               $10,647              -2.36%
    06/30/1999               $10,951               $11,238               5.55%
    07/31/1999               $10,766               $10,887              -3.12%
    08/31/1999               $10,804               $10,833              -0.50%
    09/30/1999               $10,502               $10,536              -2.74%
    10/31/1999               $10,668               $11,203               6.33%
    11/30/1999               $10,792               $11,430               2.03%
    12/31/1999               $11,134               $12,103               5.89%
    01/31/2000               $11,031               $11,496              -5.02%
    02/29/2000               $10,771               $11,278              -1.89%
    03/31/2000               $11,698               $12,381               9.78%
    04/30/2000               $11,831               $12,009              -3.01%
    05/31/2000               $11,873               $11,763              -2.05%
    06/30/2000               $12,031               $12,052               2.46%
    07/31/2000               $11,837               $11,864              -1.56%
    08/31/2000               $12,352               $12,601               6.21%
    09/30/2000               $11,834               $11,935              -5.28%
    10/31/2000               $11,983               $11,885              -0.42%
    11/30/2000               $11,665               $10,949              -7.88%
    12/31/2000               $11,883               $11,002               0.49%
    01/31/2001               $12,102               $11,393               3.55%
    02/28/2001               $11,491               $10,354              -9.12%
    03/31/2001               $10,630               $ 9,697              -6.34%
    04/30/2001               $11,477               $10,451               7.77%
    05/31/2001               $11,648               $10,521               0.67%
    06/30/2001               $11,108               $10,265              -2.43%
    07/31/2001               $11,070               $10,165              -0.98%
    08/31/2001               $10,565               $ 9,528              -6.26%
    09/30/2001               $ 9,118               $ 8,759              -8.07%

Class C (5/1/95-9/30/01)

The following line graph compares the performance of Franklin Growth Fund - Class C with that of the S&P500(5) based on a $10,000 investment from 05/01/95 to 09/30/01.

[LINE GRAPH]

                          FRANKLIN GROWTH
       DATE                FUND - CLASS C           S&P 500           S&P 500 $T
    05/01/1995                $ 9,900               $10,000
    05/31/1995                $10,135               $10,400              4.00%
    06/30/1995                $10,517               $10,641              2.32%
    07/31/1995                $11,040               $10,995              3.32%
    08/31/1995                $11,011               $11,022              0.25%
    09/30/1995                $11,357               $11,487              4.22%
    10/31/1995                $11,410               $11,446             -0.36%
    11/30/1995                $12,051               $11,948              4.39%
    12/31/1995                $12,142               $12,179              1.93%
    01/31/1996                $12,482               $12,593              3.40%
    02/29/1996                $12,744               $12,710              0.93%
    03/31/1996                $12,786               $12,832              0.96%
    04/30/1996                $13,037               $13,021              1.47%
    05/31/1996                $13,281               $13,357              2.58%
    06/30/1996                $13,180               $13,407              0.38%
    07/31/1996                $12,488               $12,815             -4.42%
    08/31/1996                $12,828               $13,085              2.11%
    09/30/1996                $13,496               $13,822              5.63%
    10/31/1996                $13,526               $14,203              2.76%
    11/30/1996                $14,367               $15,277              7.56%
    12/31/1996                $14,068               $14,975             -1.98%
    01/31/1997                $14,407               $15,911              6.25%
    02/28/1997                $14,431               $16,035              0.78%
    03/31/1997                $14,061               $15,376             -4.11%
    04/30/1997                $14,558               $16,294              5.97%
    05/31/1997                $15,351               $17,286              6.09%
    06/30/1997                $15,624               $18,060              4.48%
    07/31/1997                $16,242               $19,498              7.96%
    08/31/1997                $15,678               $18,406             -5.60%
    09/30/1997                $16,169               $19,415              5.48%
    10/31/1997                $16,024               $18,766             -3.34%
    11/30/1997                $16,375               $19,635              4.63%
    12/31/1997                $16,554               $19,973              1.72%
    01/31/1998                $16,715               $20,195              1.11%
    02/28/1998                $17,407               $21,651              7.21%
    03/31/1998                $17,771               $22,759              5.12%
    04/30/1998                $18,000               $22,989              1.01%
    05/31/1998                $17,734               $22,594             -1.72%
    06/30/1998                $18,055               $23,511              4.06%
    07/31/1998                $17,975               $23,259             -1.07%
    08/31/1998                $16,455               $19,896            -14.46%
    09/30/1998                $17,363               $21,171              6.41%
    10/31/1998                $18,426               $22,893              8.13%
    11/30/1998                $19,068               $24,280              6.06%
    12/31/1998                $19,473               $25,678              5.76%
    01/31/1999                $19,799               $26,752              4.18%
    02/28/1999                $19,573               $25,920             -3.11%
    03/31/1999                $20,087               $26,956              4.00%
    04/30/1999                $20,734               $28,000              3.87%
    05/31/1999                $20,470               $27,339             -2.36%
    06/30/1999                $21,317               $28,856              5.55%
    07/31/1999                $20,953               $27,956             -3.12%
    08/31/1999                $21,028               $27,816             -0.50%
    09/30/1999                $20,439               $27,054             -2.74%
    10/31/1999                $20,759               $28,766              6.33%
    11/30/1999                $21,010               $29,350              2.03%
    12/31/1999                $21,680               $31,079              5.89%
    01/31/2000                $21,477               $29,519             -5.02%
    02/29/2000                $20,967               $28,961             -1.89%
    03/31/2000                $22,775               $31,794              9.78%
    04/30/2000                $23,023               $30,837             -3.01%
    05/31/2000                $23,106               $30,204             -2.05%
    06/30/2000                $23,418               $30,947              2.46%
    07/31/2000                $23,043               $30,465             -1.56%
    08/31/2000                $24,042               $32,356              6.21%
    09/30/2000                $23,036               $30,648             -5.28%
    10/31/2000                $23,329               $30,519             -0.42%
    11/30/2000                $22,705               $28,114             -7.88%
    12/31/2000                $23,136               $28,252              0.49%
    01/31/2001                $23,552               $29,255              3.55%
    02/28/2001                $22,365               $26,587             -9.12%
    03/31/2001                $20,689               $24,901             -6.34%
    04/30/2001                $22,345               $26,836              7.77%
    05/31/2001                $22,673               $27,016              0.67%
    06/30/2001                $21,621               $26,360             -2.43%
    07/31/2001                $21,547               $26,101             -0.98%
    08/31/2001                $20,562               $24,467             -6.26%
    09/30/2001                $18,262               $22,493             -8.07%


ADVISOR CLASS (10/1/91-9/30/01)(6)

The following line graph compares the performance of Franklin Growth Fund - Advisor Class with that of the S&P500(5) based on a $10,000 investment from 10/01/91 to 09/30/01.

[LINE GRAPH]

                       FRANKLIN GROWTH FUND -
       DATE                ADVISOR CLASS            S&P 500           S&P 500 $T
    10/01/1991                $10,000               $10,000
    10/31/1991                $10,216               $10,134               1.34%
    11/30/1991                $ 9,874               $ 9,726              -4.03%
    12/31/1991                $11,202               $10,838              11.44%
    01/31/1992                $11,093               $10,637              -1.86%
    02/29/1992                $11,286               $10,774               1.29%
    03/31/1992                $11,005               $10,564              -1.95%
    04/30/1992                $11,053               $10,874               2.94%
    05/31/1992                $10,989               $10,928               0.49%
    06/30/1992                $10,765               $10,765              -1.49%
    07/31/1992                $11,029               $11,205               4.09%
    08/31/1992                $10,789               $10,975              -2.05%
    09/30/1992                $10,981               $11,104               1.17%
    10/31/1992                $11,118               $11,142               0.34%
    11/30/1992                $11,382               $11,520               3.40%
    12/31/1992                $11,534               $11,662               1.23%
    01/31/1993                $11,411               $11,760               0.84%
    02/28/1993                $11,256               $11,920               1.36%
    03/31/1993                $11,427               $12,171               2.11%
    04/30/1993                $11,460               $11,877              -2.42%
    05/31/1993                $11,746               $12,194               2.67%
    06/30/1993                $11,501               $12,229               0.29%
    07/31/1993                $11,362               $12,180              -0.40%
    08/31/1993                $11,754               $12,642               3.79%
    09/30/1993                $11,632               $12,545              -0.77%
    10/31/1993                $11,991               $12,804               2.07%
    11/30/1993                $12,015               $12,683              -0.95%
    12/31/1993                $12,353               $12,836               1.21%
    01/31/1994                $12,529               $13,273               3.40%
    02/28/1994                $12,152               $12,913              -2.71%
    03/31/1994                $11,549               $12,350              -4.36%
    04/30/1994                $11,792               $12,508               1.28%
    05/31/1994                $11,993               $12,713               1.64%
    06/30/1994                $11,901               $12,402              -2.45%
    07/31/1994                $12,236               $12,808               3.28%
    08/31/1994                $12,864               $13,334               4.10%
    09/30/1994                $12,529               $13,008              -2.44%
    10/31/1994                $12,788               $13,301               2.25%
    11/30/1994                $12,453               $12,817              -3.64%
    12/31/1994                $12,713               $13,007               1.48%
    01/31/1995                $12,908               $13,343               2.59%
    02/28/1995                $13,434               $13,864               3.90%
    03/31/1995                $13,909               $14,273               2.95%
    04/30/1995                $14,307               $14,692               2.94%
    05/31/1995                $14,620               $15,280               4.00%
    06/30/1995                $15,188               $15,635               2.32%
    07/31/1995                $15,943               $16,154               3.32%
    08/31/1995                $15,917               $16,194               0.25%
    09/30/1995                $16,426               $16,877               4.22%
    10/31/1995                $16,519               $16,817              -0.36%
    11/30/1995                $17,451               $17,555               4.39%
    12/31/1995                $17,596               $17,894               1.93%
    01/31/1996                $18,104               $18,502               3.40%
    02/29/1996                $18,491               $18,674               0.93%
    03/31/1996                $18,560               $18,853               0.96%
    04/30/1996                $18,939               $19,131               1.47%
    05/31/1996                $19,301               $19,624               2.58%
    06/30/1996                $19,163               $19,699               0.38%
    07/31/1996                $18,173               $18,828              -4.42%
    08/31/1996                $18,681               $19,225               2.11%
    09/30/1996                $19,662               $20,308               5.63%
    10/31/1996                $19,714               $20,868               2.76%
    11/30/1996                $20,953               $22,446               7.56%
    12/31/1996                $20,532               $22,001              -1.98%
    01/31/1997                $21,049               $23,376               6.25%
    02/28/1997                $21,101               $23,559               0.78%
    03/31/1997                $20,584               $22,591              -4.11%
    04/30/1997                $21,320               $23,939               5.97%
    05/31/1997                $22,495               $25,397               6.09%
    06/30/1997                $22,915               $26,535               4.48%
    07/31/1997                $23,835               $28,647               7.96%
    08/31/1997                $23,038               $27,043              -5.60%
    09/30/1997                $23,774               $28,525               5.48%
    10/31/1997                $23,572               $27,572              -3.34%
    11/30/1997                $24,125               $28,849               4.63%
    12/31/1997                $24,402               $29,345               1.72%
    01/31/1998                $24,663               $29,671               1.11%
    02/28/1998                $25,699               $31,810               7.21%
    03/31/1998                $26,266               $33,438               5.12%
    04/30/1998                $26,617               $33,776               1.01%
    05/31/1998                $26,248               $33,195              -1.72%
    06/30/1998                $26,743               $34,543               4.06%
    07/31/1998                $26,653               $34,173              -1.07%
    08/31/1998                $24,411               $29,232             -14.46%
    09/30/1998                $25,789               $31,106               6.41%
    10/31/1998                $27,383               $33,635               8.13%
    11/30/1998                $28,374               $35,673               6.06%
    12/31/1998                $28,993               $37,728               5.76%
    01/31/1999                $29,509               $39,305               4.18%
    02/28/1999                $29,196               $38,082              -3.11%
    03/31/1999                $29,988               $39,606               4.00%
    04/30/1999                $30,965               $41,138               3.87%
    05/31/1999                $30,606               $40,167              -2.36%
    06/30/1999                $31,896               $42,397               5.55%
    07/31/1999                $31,380               $41,074              -3.12%
    08/31/1999                $31,518               $40,869              -0.50%
    09/30/1999                $30,661               $39,749              -2.74%
    10/31/1999                $31,168               $42,265               6.33%
    11/30/1999                $31,574               $43,123               2.03%
    12/31/1999                $32,602               $45,663               5.89%
    01/31/2000                $32,328               $43,370              -5.02%
    02/29/2000                $31,583               $42,551              -1.89%
    03/31/2000                $34,338               $46,712               9.78%
    04/30/2000                $34,744               $45,306              -3.01%
    05/31/2000                $34,895               $44,377              -2.05%
    06/30/2000                $35,405               $45,469               2.46%
    07/31/2000                $34,857               $44,760              -1.56%
    08/31/2000                $36,395               $47,539               6.21%
    09/30/2000                $34,904               $45,029              -5.28%
    10/31/2000                $35,376               $44,840              -0.42%
    11/30/2000                $34,461               $41,307              -7.88%
    12/31/2000                $35,136               $41,509               0.49%
    01/31/2001                $35,808               $42,983               3.55%
    02/28/2001                $34,023               $39,063              -9.12%
    03/31/2001                $31,505               $36,586              -6.34%
    04/30/2001                $34,053               $39,429               7.77%
    05/31/2001                $34,585               $39,693               0.67%
    06/30/2001                $33,000               $38,728              -2.43%
    07/31/2001                $32,930               $38,349              -0.98%
    08/31/2001                $31,445               $35,948              -6.26%
    09/30/2001                $28,173               $33,047              -8.07%



5. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index (outstanding shares times price), with each stock's weight in the index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.


Past performance does not guarantee future results.

FRANKLIN GROWTH FUND
AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                  9/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -22.27%

5-Year                                                                    +6.02%

Since Inception (5/1/95)                                                  +9.84%


AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(6)                                                         9/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -19.94%

5-Year                                                                   +7.46%

10-Year                                                                  +10.91%

FUND CATEGORY
[PYRAMID GRAPHIC]


PORTFOLIO BREAKDOWN
Franklin Income Fund
9/30/01

                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Corporate Straight Bonds                                                 21.9%

Utilities Stocks                                                         17.1%

U.S. Government and Agency Securities                                    10.0%

Consumer Non-Durable Stocks                                               8.3%

Corporate Convertible Bonds                                               5.6%

Real Estate Stocks                                                        5.4%

Energy Mineral Stocks                                                     4.6%

Zero Coupon/Step-Up Bonds                                                 4.3%

Foreign Government and Agency Securities                                  4.3%

Consumer Durable Stocks                                                   1.8%

Non-Energy Mineral Stocks                                                 1.7%

Other Stocks                                                              1.8%

Short-Term Investments and Other Net Assets                              13.2%


FRANKLIN INCOME FUND



--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Income Fund seeks to maximize income while maintaining prospects for capital appreciation through a diversified portfolio of securities.
--------------------------------------------------------------------------------


The Fund's fiscal year ended September 30, 2001, was a sobering experience for U.S. stock market investors. Slowing economic growth, partly due to a Federal Reserve Board (the Fed) interest rate tightening cycle in 2000 and excess manufacturing capacity funded by abundant capital, led to a significant correction in business activity. Despite the Fed's aggressive interest rate easing campaign beginning in early 2001, the stock market experienced one of its worst one-year declines as a combination of slowing economic growth, pervasive earnings disappointments and high valuations cooled investors' appetites for equities. The tragic events on September 11, 2001, only served to exacerbate this weakness. The bond market performed better, with the 10-year Treasury bond yield declining from 5.80% at the beginning of the reporting period to 4.59% on September 30, 2001. This was due, in large part, to slowing economic growth and investors seeking safe-haven instruments amid stock market volatility. Bond yields and prices move in an inverse relationship, so that as yields fall, bond prices rise.

In this environment of economic uncertainty and broad stock market weakness, performance of the Fund's equity and bond sectors was mixed, resulting in a slightly positive total return for Franklin Income Fund. The Fund's Class A shares delivered a +0.58% one-year cumulative total return for the period ended September 30, 2001, as shown in the Performance Summary beginning on page 24. During the year under review, we took profits in several of our equity positions that performed well and looked less attractive to us on a valuation basis. At the same time, we focused our attention on additional investments in select equities and high yield bonds due to their relative attractiveness.

Although some of the Fund's typically defensive sectors, including electric utilities and energy, were not immune to equity market weakness, several equity investments



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 58.

performed very well considering the difficult environment. In particular, the Fund's gold, consumer products and real estate investment trust (REIT) sectors were standouts, led by investments in Philip Morris, Vornado Realty Trust and Trizec Hahn (convertible to Barrick Gold).

Electric utilities declined largely due to concerns related to an expected California power crisis and the potential impact of slowing economic growth on electricity demand. Over the past year we found opportunities to sell some electric utility holdings during periods of strength, with a focus on reducing the Fund's exposure to the unregulated, independent power producer subsector. However, electric utilities continued to represent our largest equity weighting on September 30, 2001. We remain sanguine about the sector's prospects over the next several years given the current electricity supply-and-demand imbalance, steady growth rates and the push toward deregulation, which we believe is likely to continue in many states.

The Fund's energy holdings also experienced weakness as a result of declining oil and natural gas prices and concerns about future demand. As with our other equity sectors that performed well in 2000, we took the opportunity to reduce several energy positions as their prices rose earlier in the Fund's fiscal year. However, several energy companies have become more attractive in recent months and may present compelling investment opportunities.

The Fund's performance continued to benefit from its investment in tobacco stocks (part of consumer products) as investors sought companies with stable and predictable operating characteristics, steady cash flow growth and attractive dividend yields. Although we did trim the Fund's investment in Philip Morris early in the Fund's fiscal year, the industry's attractive characteristics led us to invest in smokeless-tobacco company UST, which also performed well over the past year.

The REIT sector also performed well as more investors came to appreciate the group's steady growth characteristics, attractive valuations and relatively high dividend yields. We continued to believe the sector offered compelling values within specific subgroups, including the industrial and apartment sectors. We therefore added to the Fund's investment in Liberty Property Trust and initiated a position in First Industrial Realty at what we considered attractive levels.

In other sectors, we added to the Fund's position in General Motors and initiated a position in Ford Motor on weakness as we believed these stocks' valuations largely reflected the auto industry's weakening operating environment. We also initiated a position in Dow Chemical as a result of the company's attractive valuation and dividend


TOP 5 STOCK HOLDINGS
Franklin Income Fund
9/30/01

COMPANY                                                               % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
Philip Morris Cos. Inc.                                                  7.1%
Consumer Non-Durables

Canadian Oil Sands Trust                                                 1.6%
Energy Minerals

TXU Corp.                                                                1.5%
Utilities

Xcel Energy Inc.                                                         1.5%
Utilities

American Electric
Power Co. Inc.                                                           1.4%
Utilities


TOP 5 BOND HOLDINGS
Franklin Income Fund
9/30/01

                                                                      % OF TOTAL
ISSUER                                                                NET ASSETS
--------------------------------------------------------------------------------
FNMA, 6.50%, 6/01/31                                                     3.3%

U.S. Treasury Note, 5.875%, 11/15/04                                     2.5%

Conproca SA, S.F.,
senior secured note, 144A,
12.00%, 6/16/10                                                          1.3%

FHLMC, 6.875%, 1/15/05                                                   1.3%

FNMA, 6.50%, 8/01/31                                                     1.3%

DIVIDEND DISTRIBUTIONS
Franklin Income Fund
10/1/00 - 9/30/01

                                            DIVIDEND PER SHARE
                         -------------------------------------------------------
MONTH                      CLASS A       CLASS B        CLASS C        ADVISOR
--------------------------------------------------------------------------------
October                   1.5 cents     1.41 cents     1.41 cents     1.53 cents

November                  1.5 cents     1.41 cents     1.41 cents     1.53 cents

December                  1.5 cents     1.41 cents     1.40 cents     1.53 cents

January                   1.5 cents     1.41 cents     1.40 cents     1.53 cents

February                  1.5 cents     1.41 cents     1.40 cents     1.53 cents

March                     1.5 cents     1.40 cents     1.40 cents     1.53 cents

April                     1.5 cents     1.40 cents     1.40 cents     1.53 cents

May                       1.5 cents     1.40 cents     1.40 cents     1.53 cents

June                      1.5 cents     1.41 cents     1.41 cents     1.53 cents

July                      1.5 cents     1.41 cents     1.41 cents     1.53 cents

August                    1.5 cents     1.41 cents     1.41 cents     1.53 cents

September                 1.5 cents     1.41 cents     1.40 cents     1.53 cents
--------------------------------------------------------------------------------
TOTAL                    18.0 CENTS    16.89 CENTS    16.85 CENTS    18.36 CENTS


yield combined with our belief that the chemical sector's operating fundamentals should improve in the foreseeable future. In addition to common stocks, the convertible bond asset class also offered many strong investment candidates and we initiated positions in cable company Charter Communications and power semiconductor manufacturer International Rectifier.

Although certain high yield corporate bond subsectors, such as telecommunications, performed poorly over the past year, the overall sector held up reasonably well until late September 2001 when investors became increasingly concerned with sluggish economic growth and the prospect of a recession. As a result, high yield corporate bond spreads over Treasuries (a common valuation measurement) widened to levels not seen since the beginning of the last recession in 1990. Believing the sector presented a compelling mix of high-income yields and appreciation potential from spread tightening, we continued to make investments in the sector. Given the uncertain economic and financial market environment, we focused on companies that we considered to have strong market positions, solid management teams and ample liquidity when adding to existing holdings and initiating positions. New positions included issues from power generator AES, semiconductor manufacturer Fairchild Semiconductor, natural gas producer Chesapeake Energy, U.K. yellow pages publisher Yell Finance, and Canadian media companies CanWest Media and Quebecor Media.

The Fund's foreign bonds were generally weak over the past 12 months as political and economic concerns in Latin America and Turkey weighed on the sector. Prior to the sell-off in the developing markets in the latter half of the reporting period, we reduced our holdings in Argentina, Brazil and Turkey as we became increasingly concerned with these regions' economic and political developments. As a result of these sales, foreign government bonds represented 4.3% of the Fund's total net assets at period-end, down from 11.2% on September 30, 2000.

Looking toward the Fund's next fiscal year, we will continue to focus on corporate bond investments as we believe this sector's valuations remain attractive. Recent stock market activity has also presented us with many compelling investment opportunities, which we intend to pursue on a selective basis. In this volatile and ever-changing environment, our fundamental research has become even more important. We believe our value-oriented investment strategies will help achieve solid, long-term investment returns for our shareholders. We remain committed to our value-oriented approach and will continually search for new investments across asset classes and industries.

Thank you for your support and interest in Franklin Income Fund.


/s/ Charles B. Johnson

Charles B. Johnson


/s/ Christopher J. Molumphy

Christopher J. Molumphy, CFA


/s/ Frederick G. Fromm

Frederick G. Fromm, CFA


Portfolio Management Team
Franklin Income Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of September 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN INCOME FUND


PERFORMANCE SUMMARY AS OF 9/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.


CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.


CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


PRICE AND DISTRIBUTION INFORMATION


CLASS A                                          CHANGE       9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.19         $2.16      $2.35

DISTRIBUTIONS (10/1/00 - 9/30/01)

Dividend Income                                  $0.1800
Long-Term Capital Gain                           $0.0280
                                                 -------
      Total                                      $0.2080

CLASS B                                          CHANGE       9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.19         $2.16      $2.35

DISTRIBUTIONS (10/1/00 - 9/30/01)

Dividend Income                                  $0.1689
Long-Term Capital Gain                           $0.0280
                                                 -------
      Total                                      $0.1969

CLASS C                                          CHANGE       9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.19         $2.17      $2.36

DISTRIBUTIONS (10/1/00 - 9/30/01)

Dividend Income                                  $0.1685
Long-Term Capital Gain                           $0.0280
                                                 -------
      Total                                      $0.1965

ADVISOR CLASS                                    CHANGE       9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.18         $2.16      $2.34

DISTRIBUTIONS (10/1/00 - 9/30/01)

Dividend Income                                  $0.1836
Long-Term Capital Gain                           $0.0280
                                                 -------
      Total                                      $0.2116


Franklin Income Fund paid distributions derived from long-term capital gains of
2.8 cents ($0.0280) per share in December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852
(b)(3).

PERFORMANCE

CLASS A                                           1-YEAR      5-YEAR    10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                         +0.58%     +43.89%   +151.54%

Average Annual Total Return(2)                     -3.52%      +6.64%     +9.20%

Value of $10,000 Investment(3)                   $ 9,648     $13,789    $24,111

Distribution Rate(4)                   7.96%

30-Day Standardized Yield(5)           7.06%

                                                                       INCEPTION
CLASS B                                                       1-YEAR    (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                     +0.10%    +14.59%

Average Annual Total Return(2)                                 -3.58%     +4.16%

Value of $10,000 Investment(3)                               $ 9,642    $11,184

Distribution Rate(4)                   7.83%

30-Day Standardized Yield(5)           6.86%

                                                                       INCEPTION
CLASS C                                           1-YEAR      5-YEAR    (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                         +0.09%     +40.80%    +66.22%

Average Annual Total Return(2)                     -1.67%      +6.90%     +8.08%

Value of $10,000 Investment(3)                   $ 9,833     $13,958    $16,472

Distribution Rate(4)                   7.67%

30-Day Standardized Yield(5)           6.79%

ADVISOR CLASS(6)                                  1-YEAR      5-YEAR    10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                         +1.21%     +46.30%   +155.76%

Average Annual Total Return(2)                     +1.21%      +7.91%     +9.85%

Value of $10,000 Investment(3)                   $10,121     $14,630    $25,576

Distribution Rate(4)                   8.50%

30-Day Standardized Yield(5)           7.50%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Distribution rate is based on an annualization of the respective class's September monthly dividend and the maximum offering price (NAV for Class B and Advisor Class) per share on 9/30/01.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/01.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +39.26% and +7.22%.


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN INCOME FUND


AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                  9/30/01
--------------------------------------------------------------------------------
1-Year                                                                    -3.52%

5-Year                                                                    +6.64%

10-Year                                                                   +9.20%


AVERAGE ANNUAL TOTAL RETURN

CLASS B                                                                  9/30/01
--------------------------------------------------------------------------------
1-Year                                                                    -3.58%

Since Inception (1/1/99)                                                  +4.16%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.


CLASS A (10/1/91 - 9/30/01)


The following line graph compares the performance of Franklin Income Fund - Class A with that of the S&P 500(7) and the LB U.S. Govt. Credit Index(7) and the Lipper Income Average(7) based on a $10,000 investment from 10/01/91 to 09/30/01.

[LINE GRAPH]

     DATE         FRANKLIN INCOME     S&P 500     LB GOV'T./CREDIT     LIPPER
                  FUND - CLASS A                                     INCOME AVG.
  10/01/1991          $ 9,585         $10,000         $10,000         $10,000
  10/31/1991          $ 9,862         $10,134         $10,089         $10,141
  11/30/1991          $ 9,879         $ 9,726         $10,190         $10,011
  12/31/1991          $10,021         $10,838         $10,533         $10,566
  01/31/1992          $10,354         $10,637         $10,377         $10,556
  02/29/1992          $10,643         $10,774         $10,432         $10,722
  03/31/1992          $10,692         $10,564         $10,375         $10,599
  04/30/1992          $10,886         $10,874         $10,437         $10,805
  05/31/1992          $11,132         $10,928         $10,640         $10,997
  06/30/1992          $11,232         $10,765         $10,795         $10,986
  07/31/1992          $11,480         $11,205         $11,071         $11,333
  08/31/1992          $11,480         $10,975         $11,170         $11,297
  09/30/1992          $11,429         $11,104         $11,323         $11,382
  10/31/1992          $11,328         $11,142         $11,150         $11,280
  11/30/1992          $11,392         $11,520         $11,140         $11,448
  12/31/1992          $11,549         $11,662         $11,331         $11,643
  01/31/1993          $11,914         $11,760         $11,578         $11,862
  02/28/1993          $12,206         $11,920         $11,819         $12,095
  03/31/1993          $12,472         $12,171         $11,859         $12,358
  04/30/1993          $12,607         $11,877         $11,951         $12,347
  05/31/1993          $12,795         $12,194         $11,945         $12,518
  06/30/1993          $13,040         $12,229         $12,216         $12,650
  07/31/1993          $13,340         $12,180         $12,294         $12,758
  08/31/1993          $13,478         $12,642         $12,577         $13,072
  09/30/1993          $13,616         $12,545         $12,621         $13,097
  10/31/1993          $13,867         $12,804         $12,673         $13,218
  11/30/1993          $13,728         $12,683         $12,529         $13,056
  12/31/1993          $14,035         $12,836         $12,585         $13,264
  01/31/1994          $14,179         $13,273         $12,773         $13,538
  02/28/1994          $13,862         $12,913         $12,495         $13,224
  03/31/1994          $13,310         $12,350         $12,189         $12,784
  04/30/1994          $13,281         $12,508         $12,088         $12,793
  05/31/1994          $13,194         $12,713         $12,066         $12,840
  06/30/1994          $13,104         $12,402         $12,038         $12,703
  07/31/1994          $13,313         $12,808         $12,279         $12,960
  08/31/1994          $13,523         $13,334         $12,284         $13,212
  09/30/1994          $13,432         $13,008         $12,098         $13,035
  10/31/1994          $13,463         $13,301         $12,085         $13,070
  11/30/1994          $13,310         $12,817         $12,063         $12,789
  12/31/1994          $13,141         $13,007         $12,143         $12,810
  01/31/1995          $13,299         $13,343         $12,376         $13,001
  02/28/1995          $13,521         $13,864         $12,663         $13,314
  03/31/1995          $13,681         $14,273         $12,748         $13,532
  04/30/1995          $14,035         $14,692         $12,926         $13,785
  05/31/1995          $14,521         $15,280         $13,468         $14,224
  06/30/1995          $14,684         $15,635         $13,576         $14,392
  07/31/1995          $14,848         $16,154         $13,523         $14,633
  08/31/1995          $15,013         $16,194         $13,696         $14,759
  09/30/1995          $15,313         $16,877         $13,836         $15,066
  10/31/1995          $15,346         $16,817         $14,039         $14,979
  11/30/1995          $15,582         $17,555         $14,271         $15,386
  12/31/1995          $15,939         $17,894         $14,480         $15,659
  01/31/1996          $16,387         $18,502         $14,570         $15,920
  02/29/1996          $16,074         $18,674         $14,261         $15,887
  03/31/1996          $16,038         $18,853         $14,141         $15,941
  04/30/1996          $16,002         $19,131         $14,044         $15,984
  05/31/1996          $16,179         $19,624         $14,020         $16,124
  06/30/1996          $16,501         $19,699         $14,206         $16,228
  07/31/1996          $16,249         $18,828         $14,239         $15,898
  08/31/1996          $16,502         $19,225         $14,204         $16,126
  09/30/1996          $16,757         $20,308         $14,456         $16,534
  10/31/1996          $17,087         $20,868         $14,793         $16,861
  11/30/1996          $17,492         $22,446         $15,065         $17,422
  12/31/1996          $17,604         $22,001         $14,898         $17,337
  01/31/1997          $17,867         $23,376         $14,916         $17,637
  02/28/1997          $18,055         $23,559         $14,947         $17,736
  03/31/1997          $17,637         $22,591         $14,769         $17,408
  04/30/1997          $17,752         $23,939         $14,985         $17,653
  05/31/1997          $18,329         $25,397         $15,124         $18,213
  06/30/1997          $18,678         $26,535         $15,306         $18,659
  07/31/1997          $19,184         $28,647         $15,774         $19,413
  08/31/1997          $19,067         $27,043         $15,598         $19,110
  09/30/1997          $19,658         $28,525         $15,843         $19,723
  10/31/1997          $19,379         $27,572         $16,096         $19,524
  11/30/1997          $19,978         $28,849         $16,181         $19,778
  12/31/1997          $20,570         $29,345         $16,351         $20,076
  01/31/1998          $20,365         $29,671         $16,582         $20,147
  02/28/1998          $20,653         $31,810         $16,549         $20,640
  03/31/1998          $21,274         $33,438         $16,600         $21,088
  04/30/1998          $20,983         $33,776         $16,683         $21,151
  05/31/1998          $20,773         $33,195         $16,861         $21,052
  06/30/1998          $20,814         $34,543         $17,033         $21,187
  07/31/1998          $20,433         $34,173         $17,047         $20,988
  08/31/1998          $19,110         $29,232         $17,379         $19,808
  09/30/1998          $20,096         $31,106         $17,877         $20,389
  10/31/1998          $20,140         $33,635         $17,750         $20,804
  11/30/1998          $20,792         $35,673         $17,856         $21,310
  12/31/1998          $20,766         $37,728         $17,901         $21,659
  01/31/1999          $20,456         $39,305         $18,028         $21,809
  02/28/1999          $19,876         $38,082         $17,599         $21,371
  03/31/1999          $20,191         $39,606         $17,687         $21,725
  04/30/1999          $21,229         $41,138         $17,731         $22,334
  05/31/1999          $21,365         $40,167         $17,548         $22,113
  06/30/1999          $21,320         $42,397         $17,494         $22,389
  07/31/1999          $21,090         $41,074         $17,445         $22,152
  08/31/1999          $21,136         $40,869         $17,431         $21,999
  09/30/1999          $20,903         $39,749         $17,588         $21,825
  10/31/1999          $20,857         $42,265         $17,634         $22,159
  11/30/1999          $20,526         $43,123         $17,623         $22,279
  12/31/1999          $20,612         $45,663         $17,516         $22,720
  01/31/2000          $20,759         $43,370         $17,510         $22,338
  02/29/2000          $20,419         $42,551         $17,729         $22,351
  03/31/2000          $20,761         $46,712         $17,986         $23,087
  04/30/2000          $21,500         $45,306         $17,898         $22,854
  05/31/2000          $21,846         $44,377         $17,882         $22,817
  06/30/2000          $21,996         $45,469         $18,247         $23,084
  07/31/2000          $22,247         $44,760         $18,440         $23,139
  08/31/2000          $23,512         $47,539         $18,700         $23,910
  09/30/2000          $23,971         $45,029         $18,771         $23,790
  10/31/2000          $23,612         $44,840         $18,890         $23,695
  11/30/2000          $23,456         $41,307         $19,213         $23,264
  12/31/2000          $24,856         $41,509         $19,591         $23,946
  01/31/2001          $24,806         $42,983         $19,920         $24,381
  02/28/2001          $25,285         $39,063         $20,125         $23,911
  03/31/2001          $24,909         $36,586         $20,218         $23,452
  04/30/2001          $25,395         $39,429         $20,066         $24,113
  05/31/2001          $25,884         $39,693         $20,183         $24,289
  06/30/2001          $25,282         $38,728         $20,280         $24,107
  07/31/2001          $25,006         $38,349         $20,784         $24,172
  08/31/2001          $25,283         $35,948         $21,051         $23,887
  09/30/2001          $24,111         $33,047         $21,244         $22,986

CLASS B (1/1/99 - 9/30/01)


The following line graph compares the performance of Franklin Income Fund - Class B with that of the S&P 500(7) and the LB U.S. Govt. Credit Index(7) and the Lipper Income Average(7) based on a $10,000 investment from 01/01/99 to 09/30/01.

[LINE GRAPH]

      DATE       FRANKLIN INCOME FUND   S&P 500    LB GOV'T./CREDIT     LIPPER
                       - CLASS B                                     INCOME AVG.
   01/01/1999           $10,000         $10,000        $10,000         $10,000
   01/31/1999           $ 9,851         $10,418        $10,071         $10,069
   02/28/1999           $ 9,568         $10,094        $ 9,831         $ 9,867
   03/31/1999           $ 9,715         $10,498        $ 9,880         $10,030
   04/30/1999           $10,212         $10,904        $ 9,905         $10,311
   05/31/1999           $10,229         $10,647        $ 9,803         $10,209
   06/30/1999           $10,247         $11,238        $ 9,773         $10,337
   07/31/1999           $10,132         $10,887        $ 9,745         $10,227
   08/31/1999           $10,150         $10,833        $ 9,738         $10,157
   09/30/1999           $10,034         $10,536        $ 9,825         $10,076
   10/31/1999           $10,007         $11,203        $ 9,851         $10,231
   11/30/1999           $ 9,844         $11,430        $ 9,845         $10,286
   12/31/1999           $ 9,882         $12,103        $ 9,785         $10,489
   01/31/2000           $ 9,947         $11,496        $ 9,782         $10,313
   02/29/2000           $ 9,780         $11,278        $ 9,904         $10,319
   03/31/2000           $ 9,940         $12,381        $10,048         $10,659
   04/30/2000           $10,289         $12,009        $ 9,999         $10,551
   05/31/2000           $10,451         $11,763        $ 9,990         $10,534
   06/30/2000           $10,518         $12,052        $10,193         $10,658
   07/31/2000           $10,633         $11,864        $10,301         $10,683
   08/31/2000           $11,232         $12,601        $10,447         $11,039
   09/30/2000           $11,447         $11,935        $10,486         $10,984
   10/31/2000           $11,271         $11,885        $10,552         $10,940
   11/30/2000           $11,242         $10,949        $10,733         $10,741
   12/31/2000           $11,856         $11,002        $10,944         $11,055
   01/31/2001           $11,827         $11,393        $11,128         $11,257
   02/28/2001           $12,051         $10,354        $11,243         $11,039
   03/31/2001           $11,867          $9,697        $11,294         $10,827
   04/30/2001           $12,093         $10,451        $11,210         $11,133
   05/31/2001           $12,321         $10,521        $11,275         $11,214
   06/30/2001           $12,030         $10,265        $11,329         $11,130
   07/31/2001           $11,894         $10,165        $11,611         $11,160
   08/31/2001           $12,021          $9,528        $11,760         $11,028
   09/30/2001           $11,184          $8,759        $11,868         $10,613

CLASS C (5/1/95 - 9/30/01)


The following line graph compares the performance of Franklin Income Fund - Class C with that of the S&P 500(7) and the LB U.S. Govt. Credit Index(7) and Lipper Income Average(7) based on a $10,000 investment from 05/01/95 to 09/30/01.

[LINE GRAPH]

   DATE         FRANKLIN INCOME                                      LIPPER
                 FUND - CLASS C       S&P 500    LB GOV'T./CREDIT  INCOME AVG.

05/01/1995          $ 9,909           $10,000         $10,000       $10,000
05/31/1995          $10,228           $10,400         $10,419       $10,318
06/30/1995          $10,338           $10,641         $10,502       $10,440
07/31/1995          $10,449           $10,995         $10,461       $10,615
08/31/1995          $10,561           $11,022         $10,595       $10,706
09/30/1995          $10,771           $11,487         $10,703       $10,929
10/31/1995          $10,790           $11,446         $10,861       $10,866
11/30/1995          $10,951           $11,948         $11,040       $11,161
12/31/1995          $11,197           $12,179         $11,202       $11,359
01/31/1996          $11,507           $12,593         $11,272       $11,549
02/29/1996          $11,331           $12,710         $11,033       $11,524
03/31/1996          $11,301           $12,832         $10,940       $11,563
04/30/1996          $11,222           $13,021         $10,865       $11,595
05/31/1996          $11,341           $13,357         $10,846       $11,697
06/30/1996          $11,562           $13,407         $10,990       $11,772
07/31/1996          $11,380           $12,815         $11,016       $11,533
08/31/1996          $11,552           $13,085         $10,988       $11,698
09/30/1996          $11,725           $13,822         $11,184       $11,993
10/31/1996          $11,951           $14,203         $11,444       $12,231
11/30/1996          $12,281           $15,277         $11,655       $12,638
12/31/1996          $12,302           $14,975         $11,525       $12,576
01/31/1997          $12,480           $15,911         $11,539       $12,794
02/28/1997          $12,660           $16,035         $11,563       $12,866
03/31/1997          $12,363           $15,376         $11,426       $12,628
04/30/1997          $12,384           $16,294         $11,593       $12,806
05/31/1997          $12,780           $17,286         $11,701       $13,211
06/30/1997          $13,071           $18,060         $11,841       $13,535
07/31/1997          $13,419           $19,498         $12,203       $14,082
08/31/1997          $13,332           $18,406         $12,067       $13,862
09/30/1997          $13,686           $19,415         $12,256       $14,307
10/31/1997          $13,542           $18,766         $12,452       $14,163
11/30/1997          $13,897           $19,635         $12,518       $14,347
12/31/1997          $14,302           $19,973         $12,650       $14,564
01/31/1998          $14,153           $20,195         $12,828       $14,615
02/28/1998          $14,347           $21,651         $12,802       $14,973
03/31/1998          $14,772           $22,759         $12,842       $15,297
04/30/1998          $14,622           $22,989         $12,906       $15,343
05/31/1998          $14,413           $22,594         $13,044       $15,271
06/30/1998          $14,494           $23,511         $13,177       $15,369
07/31/1998          $14,223           $23,259         $13,188       $15,225
08/31/1998          $13,300           $19,896         $13,445       $14,369
09/30/1998          $13,919           $21,171         $13,830       $14,790
10/31/1998          $14,003           $22,893         $13,731       $15,092
11/30/1998          $14,448           $24,280         $13,814       $15,458
12/31/1998          $14,363           $25,678         $13,848       $15,712
01/31/1999          $14,204           $26,752         $13,947       $15,820
02/28/1999          $13,797           $25,920         $13,615       $15,502
03/31/1999          $14,008           $26,956         $13,683       $15,760
04/30/1999          $14,719           $28,000         $13,717       $16,201
05/31/1999          $14,744           $27,339         $13,576       $16,041
06/30/1999          $14,770           $28,856         $13,534       $16,241
07/31/1999          $14,605           $27,956         $13,496       $16,069
08/31/1999          $14,568           $27,816         $13,485       $15,958
09/30/1999          $14,401           $27,054         $13,606       $15,832
10/31/1999          $14,427           $28,766         $13,642       $16,074
11/30/1999          $14,194           $29,350         $13,633       $16,161
12/31/1999          $14,247           $31,079         $13,550       $16,481
01/31/2000          $14,275           $29,519         $13,546       $16,204
02/29/2000          $14,101           $28,961         $13,716       $16,214
03/31/2000          $14,330           $31,794         $13,914       $16,747
04/30/2000          $14,831           $30,837         $13,846       $16,578
05/31/2000          $14,995           $30,204         $13,834       $16,552
06/30/2000          $15,091           $30,947         $14,116       $16,745
07/31/2000          $15,325           $30,465         $14,266       $16,785
08/31/2000          $16,187           $32,356         $14,467       $17,344
09/30/2000          $16,495           $30,648         $14,522       $17,258
10/31/2000          $16,242           $30,519         $14,613       $17,189
11/30/2000          $16,129           $28,114         $14,863       $16,876
12/31/2000          $17,080           $28,252         $15,156       $17,370
01/31/2001          $17,039           $29,255         $15,411       $17,686
02/28/2001          $17,359           $26,587         $15,569       $17,345
03/31/2001          $17,095           $24,901         $15,641       $17,012
04/30/2001          $17,420           $26,836         $15,524       $17,492
05/31/2001          $17,746           $27,016         $15,614       $17,619
06/30/2001          $17,329           $26,360         $15,689       $17,487
07/31/2001          $17,134           $26,101         $16,079       $17,534
08/31/2001          $17,316           $24,467         $16,285       $17,328
09/30/2001          $16,472           $22,493         $16,435       $16,674


ADVISOR CLASS (1/10/91 - 9/30/01)(3)


The following line graph compares the performance of Franklin Income Fund - Advisor Class with that of the S&P 500(7) and the LB U.S. Govt. Credit Index(7) and the Lipper Income Average(7) based on a $10,000 investment from 10/01/91 to 09/30/01.

[LINE GRAPH]

   DATE        FRANKLIN INCOME FUND -     S&P 500       LB GOV'T./     LIPPER
                   ADVISOR CLASS                        CREDIT       INCOME AVG.
10/01/1991            $10,000             $10,000        $10,000        $10,000
10/31/1991            $10,288             $10,134        $10,089        $10,141
11/30/1991            $10,306             $9,726         $10,190        $10,011
12/31/1991            $10,455             $10,838        $10,533        $10,566
01/31/1992            $10,802             $10,637        $10,377        $10,556
02/29/1992            $11,104             $10,774        $10,432        $10,722
03/31/1992            $11,154             $10,564        $10,375        $10,599
04/30/1992            $11,357             $10,874        $10,437        $10,805
05/31/1992            $11,614             $10,928        $10,640        $10,997
06/30/1992            $11,718             $10,765        $10,795        $10,986
07/31/1992            $11,977             $11,205        $11,071        $11,333
08/31/1992            $11,977             $10,975        $11,170        $11,297
09/30/1992            $11,924             $11,104        $11,323        $11,382
10/31/1992            $11,818             $11,142        $11,150        $11,280
11/30/1992            $11,885             $11,520        $11,140        $11,448
12/31/1992            $12,048             $11,662        $11,331        $11,643
01/31/1993            $12,430             $11,760        $11,578        $11,862
02/28/1993            $12,734             $11,920        $11,819        $12,095
03/31/1993            $13,012             $12,171        $11,859        $12,358
04/30/1993            $13,153             $11,877        $11,951        $12,347
05/31/1993            $13,349             $12,194        $11,945        $12,518
06/30/1993            $13,604             $12,229        $12,216        $12,650
07/31/1993            $13,917             $12,180        $12,294        $12,758
08/31/1993            $14,061             $12,642        $12,577        $13,072
09/30/1993            $14,205             $12,545        $12,621        $13,097
10/31/1993            $14,467             $12,804        $12,673        $13,218
11/30/1993            $14,322             $12,683        $12,529        $13,056
12/31/1993            $14,643             $12,836        $12,585        $13,264
01/31/1994            $14,792             $13,273        $12,773        $13,538
02/28/1994            $14,461             $12,913        $12,495        $13,224
03/31/1994            $13,886             $12,350        $12,189        $12,784
04/30/1994            $13,856             $12,508        $12,088        $12,793
05/31/1994            $13,764             $12,713        $12,066        $12,840
06/30/1994            $13,671             $12,402        $12,038        $12,703
07/31/1994            $13,889             $12,808        $12,279        $12,960
08/31/1994            $14,108             $13,334        $12,284        $13,212
09/30/1994            $14,013             $13,008        $12,098        $13,035
10/31/1994            $14,046             $13,301        $12,085        $13,070
11/30/1994            $13,886             $12,817        $12,063        $12,789
12/31/1994            $13,709             $13,007        $12,143        $12,810
01/31/1995            $13,874             $13,343        $12,376        $13,001
02/28/1995            $14,106             $13,864        $12,663        $13,314
03/31/1995            $14,273             $14,273        $12,748        $13,532
04/30/1995            $14,642             $14,692        $12,926        $13,785
05/31/1995            $15,149             $15,280        $13,468        $14,224
06/30/1995            $15,319             $15,635        $13,576        $14,392
07/31/1995            $15,490             $16,154        $13,523        $14,633
08/31/1995            $15,663             $16,194        $13,696        $14,759
09/30/1995            $15,975             $16,877        $13,836        $15,066
10/31/1995            $16,010             $16,817        $14,039        $14,979
11/30/1995            $16,256             $17,555        $14,271        $15,386
12/31/1995            $16,628             $17,894        $14,480        $15,659
01/31/1996            $17,096             $18,502        $14,570        $15,920
02/29/1996            $16,769             $18,674        $14,261        $15,887
03/31/1996            $16,732             $18,853        $14,141        $15,941
04/30/1996            $16,695             $19,131        $14,044        $15,984
05/31/1996            $16,879             $19,624        $14,020        $16,124
06/30/1996            $17,215             $19,699        $14,206        $16,228
07/31/1996            $16,952             $18,828        $14,239        $15,898
08/31/1996            $17,216             $19,225        $14,204        $16,126
09/30/1996            $17,482             $20,308        $14,456        $16,534
10/31/1996            $17,826             $20,868        $14,793        $16,861
11/30/1996            $18,249             $22,446        $15,065        $17,422
12/31/1996            $18,366             $22,001        $14,898        $17,337
01/31/1997            $18,720             $23,376        $14,916        $17,637
02/28/1997            $19,001             $23,559        $14,947        $17,736
03/31/1997            $18,563             $22,591        $14,769        $17,408
04/30/1997            $18,687             $23,939        $14,985        $17,653
05/31/1997            $19,217             $25,397        $15,124        $18,213
06/30/1997            $19,667             $26,535        $15,306        $18,659
07/31/1997            $20,204             $28,647        $15,774        $19,413
08/31/1997            $20,083             $27,043        $15,598        $19,110
09/30/1997            $20,626             $28,525        $15,843        $19,723
10/31/1997            $20,419             $27,572        $16,096        $19,524
11/30/1997            $20,967             $28,849        $16,181        $19,778
12/31/1997            $21,680             $29,345        $16,351        $20,076
01/31/1998            $21,381             $29,671        $16,582        $20,147
02/28/1998            $21,688             $31,810        $16,549        $20,640
03/31/1998            $22,344             $33,438        $16,600        $21,088
04/30/1998            $22,127             $33,776        $16,683        $21,151
05/31/1998            $21,821             $33,195        $16,861        $21,052
06/30/1998            $21,956             $34,543        $17,033        $21,187
07/31/1998            $21,556             $34,173        $17,047        $20,988
08/31/1998            $20,164             $29,232        $17,379        $19,808
09/30/1998            $21,208             $31,106        $17,877        $20,389
10/31/1998            $21,257             $33,635        $17,750        $20,804
11/30/1998            $21,947             $35,673        $17,856        $21,310
12/31/1998            $21,923             $37,728        $17,901        $21,659
01/31/1999            $21,598             $39,305        $18,028        $21,809
02/28/1999            $20,989             $38,082        $17,599        $21,371
03/31/1999            $21,323             $39,606        $17,687        $21,725
04/30/1999            $22,424             $41,138        $17,731        $22,334
05/31/1999            $22,473             $40,167        $17,548        $22,113
06/30/1999            $22,526             $42,397        $17,494        $22,389
07/31/1999            $22,285             $41,074        $17,445        $22,152
08/31/1999            $22,238             $40,869        $17,431        $21,999
09/30/1999            $21,995             $39,749        $17,588        $21,825
10/31/1999            $22,048             $42,265        $17,634        $22,159
11/30/1999            $21,701             $43,123        $17,623        $22,279
12/31/1999            $21,795             $45,663        $17,516        $22,720
01/31/2000            $21,851             $43,370        $17,510        $22,338
02/29/2000            $21,596             $42,551        $17,729        $22,351
03/31/2000            $21,962             $46,712        $17,986        $23,087
04/30/2000            $22,643             $45,306        $17,898        $22,854
05/31/2000            $23,011             $44,377        $17,882        $22,817
06/30/2000            $23,172             $45,469        $18,247        $23,084
07/31/2000            $23,440             $44,760        $18,440        $23,139
08/31/2000            $24,783             $47,539        $18,700        $23,910
09/30/2000            $25,271             $45,029        $18,771        $23,790
10/31/2000            $24,894             $44,840        $18,890        $23,695
11/30/2000            $24,841             $41,307        $19,213        $23,264
12/31/2000            $26,218             $41,509        $19,591        $23,946
01/31/2001            $26,280             $42,983        $19,920        $24,381
02/28/2001            $26,792             $39,063        $20,125        $23,911
03/31/2001            $26,283             $36,586        $20,218        $23,452
04/30/2001            $26,918             $39,429        $20,066        $24,113
05/31/2001            $27,324             $39,693        $20,183        $24,289
06/30/2001            $26,690             $38,728        $20,280        $24,107
07/31/2001            $26,400             $38,349        $20,784        $24,172
08/31/2001            $26,698             $35,948        $21,051        $23,887
09/30/2001            $25,576             $33,047        $21,244        $22,986


AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                  9/30/01
--------------------------------------------------------------------------------
1-Year                                                                    -1.67%

5-Year                                                                    +6.90%

Since Inception (5/1/95)                                                  +8.08%


AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(8)                                                         9/30/01
--------------------------------------------------------------------------------
1-Year                                                                    +1.21%

5-Year                                                                    +7.91%

10-Year                                                                   +9.85%


7. Sources: Standard & Poor's Micropal; Lipper Inc. The S&P 500 Composite Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index (outstanding shares times price), with each stock's weight in the index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The LB U.S. Gov't/Credit Index includes Treasuries, agency securities, publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. As of 9/30/01, the Lipper Income Average consisted of 87 funds. Lipper calculations do not include sales charges. The Fund's performance relative to the average may have differed if such charges had been considered.


8. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.


Past performance does not guarantee future results.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND


FUND CATEGORY
[PYRAMID GRAPHIC]


Since 1983, the Fund has invested primarily in Ginnie Mae securities, which carry a guarantee backed by the full faith and credit of the U.S. government as to the timely payment of interest and principal.(1) Issued by the Government National Mortgage Association (GNMA), Ginnie Maes have been among the highest yielding U.S. government obligations available.


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin U.S. Government Securities Fund seeks high, current income from a portfolio of U.S. government securities.
--------------------------------------------------------------------------------


The year ended September 30, 2001, was full of volatility and investor unease. After an unprecedented period of rapid growth, the economy stagnated in the third quarter of 2001, significantly diminishing many companies' revenues and profits. Consequently, businesses substantially reduced their discretionary spending and even some large companies were forced to lay off employees, pushing the unemployment rate up 1.0%, to 4.9% by the period's end. Rising unemployment hurt retail sales, which fell


This point graph compares the average annual total return measured against risk from 10/96 to 9/01 for Franklin U.S. Government Securities Fund - Class A vs. comparable investments.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND CLASS A VS. COMPARABLE INVESTMENTS Risk vs. Return (10/1/96 - 9/30/01)

                                                             Risk        Return
1-Year Treasury Bill                                         0.77%         6.01%
10-Year Treasury Note                                        6.02%         8.70%
30-Year Treasury Bond                                        9.30%        10.45%
Franklin U.S. Government Securities Fund - Class I           2.49%         7.53%


*Source: Standard & Poor's Micropal (Payden & Rygel). Indexes are unmanaged. Investors cannot invest directly in an index. Average annual total return represents the average annual change in value of an investment over the period indicated. These figures assume reinvestment of distributions and do not include sales charges. Risk is measured by the annualized standard deviation of monthly total returns. In general, the higher the standard deviation, the greater the volatility. The Fund's Class A shares' average annual total return does not include the current, maximum 4.25% sales charge. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The Fund's investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not guarantee future results.

1. U.S. government securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government as to timely payment of principal and interest. The Fund's yield and share price are not guaranteed and will vary with market conditions.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 66.

considerably during the period. Exacerbating the situation were the September 11 terrorist attacks, which unnerved everyone and dampened economic growth further. The slower growing economy reduced inflationary pressures, leaving the Federal Reserve Board (the Fed) room to reduce short-term interest rates. In eight moves since the beginning of 2001, the Fed reduced rates a total of 3.5% in an effort to stimulate the economy. However, longer-term rates remained relatively steady due to concerns about tax cuts, slower economic growth and uncertainty about the 2002 elections. Another important factor influencing longer-term rates were concerns over President Bush's declaration of war against terrorism worldwide. At period-end, investors were still reacting to the longer-term implications of this declaration as the markets searched for a sense of stability and security. Prices of Government National Mortgage Association (Ginnie Mae or GNMA) pass-through securities and other high quality securities rose during this time, as they benefited from the search for perceived safety.

When equity markets are volatile, investors tend to look for higher-quality and relatively secure investments. Because the full faith and credit of the U.S. government backs Ginnie Mae pass-through securities, they have similar liquidity and risk characteristics of U.S. Treasuries. Unlike Treasuries, however, Ginnie Maes have an uncertain average life, because the underlying mortgages can be refinanced, but Ginnie Maes offer higher yields than Treasuries to compensate for this uncertain cash flow. Over time, on a risk-adjusted basis, Ginnie Maes offer better returns than many securities that are less secure.

For the year ended September 30, 2001, Franklin U.S. Government Securities Fund's Class A shares produced a +11.52% cumulative total return as shown in the Performance Summary beginning on page 32. In comparison, the Lehman Brothers


YIELD COMPARISON
9/30/01

Franklin U.S. Government
  Securities Fund - Class A(*)           5.50%

Ginnie Mae Funds Average(*)              5.02%

10-Year Treasury Note(*)                 4.60%

Money Market Funds Average(*)            2.57%

* Sources: Standard & Poor's Micropal; Lipper Inc. Franklin U.S. Government Securities Fund - Class A shares' yield, calculated as required by SEC, is based on earnings of the Fund's portfolio for the 30 days ended 9/30/01. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. Money funds attempt to maintain a stable net asset value of $1.00 per share, while shares of Franklin U.S. Government Securities Fund will fluctuate with market conditions. Lipper averages do not include sales charges.

DIVIDEND DISTRIBUTIONS
Franklin U.S. Government Securities Fund
10/1/00 - 9/30/01

                                          DIVIDEND PER SHARE
                    ------------------------------------------------------------
MONTH                  CLASS A         CLASS B         CLASS C          ADVISOR
--------------------------------------------------------------------------------
October              3.65 cents      3.36 cents      3.35 cents       3.69 cents

November             3.65 cents      3.36 cents      3.35 cents       3.71 cents

December             3.65 cents      3.35 cents      3.35 cents       3.71 cents

January              3.65 cents      3.35 cents      3.35 cents       3.72 cents

February             3.65 cents      3.35 cents      3.35 cents       3.71 cents

March                3.65 cents      3.35 cents      3.35 cents       3.71 cents

April                3.65 cents      3.35 cents      3.35 cents       3.71 cents

May                  3.65 cents      3.35 cents      3.35 cents       3.71 cents

June                 3.65 cents      3.35 cents      3.35 cents       3.71 cents

July                 3.65 cents      3.35 cents      3.35 cents       3.72 cents

August               3.65 cents      3.35 cents      3.35 cents       3.71 cents

September            3.65 cents      3.37 cents      3.35 cents       3.72 cents
--------------------------------------------------------------------------------
TOTAL               43.80 CENTS     40.24 CENTS     40.20 CENTS      44.53 CENTS


Intermediate Government Bond Index returned 12.87%, and the Lipper GNMA Funds Average posted a 11.35% return for the same period.(2) The Fund's return reflects the deduction of management fees and expenses, while indexes do not have such costs. Over the longer term, the Fund has delivered solid returns, as shown in the Performance Summary. With lower interest and mortgage rates, the mortgage market experienced increasing prepayments. To moderate prepayment risk, we invested in current coupon bonds. We also invested in seasoned bonds, which have been through several prepayment cycles and are less likely to be prepaid during periods of declining interest rates.


2. Sources: Standard & Poor's Micropal; Lipper Inc. The unmanaged Lehman Brothers Intermediate U.S. Government Bond Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues. All returns are market value weighted inclusive of accrued interest. The index includes issues of the U.S. government or any agency thereof. It includes only issues with a remaining term to maturity of less than 10 years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization. The Lipper GNMA Funds Average for this period consisted of 59 funds. The Lipper average does not include sales charges. The Fund's performance relative to the average might have differed if such charges had been considered. Past performance does not guarantee future results.


     One cannot invest in an index, nor is an index representative of the Fund's portfolio.

Looking forward, Franklin U.S. Government Securities Fund will continue to invest primarily in Ginnie Mae pass-through securities as we seek to achieve our goal of providing high levels of income within a "plain-vanilla" investment approach. We believe the portfolio is well-positioned to take advantage of investment opportunities going forward.


Sincerely,

/s/ Jack Lemein

Jack Lemein



/s/ Roger A. Bayston

Roger A. Bayston



/s/ T. Anthony Coffey

T. Anthony Coffey


Portfolio Management Team
Franklin U.S. Government Securities Fund



This discussion reflects our views, opinions and portfolio holdings as of September 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

PERFORMANCE SUMMARY AS OF 9/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                         CHANGE        9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.30         $6.93      $6.63

DISTRIBUTIONS (10/1/00 - 9/30/01)
Dividend Income                                $0.4380


CLASS B                                         CHANGE        9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.30         $6.93      $6.63

DISTRIBUTIONS (10/1/00 - 9/30/01)
Dividend Income                                $0.4024


CLASS C                                         CHANGE        9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.30         $6.91      $6.61

DISTRIBUTIONS (10/1/00 - 9/30/01)
Dividend Income                                $0.4020


ADVISOR CLASS                                   CHANGE        9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.30         $6.94      $6.64

DISTRIBUTIONS (10/1/00 - 9/30/01)
Dividend Income                                $0.4453

PERFORMANCE

CLASS A                                               1-YEAR   5-YEAR    10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                            +11.52%  +43.78%   +98.13%

Average Annual Total Return(2)                         +6.85%   +6.60%    +6.61%

Distribution Rate(3)                   6.05%

30-Day Standardized Yield(4)           5.50%


                                                                       INCEPTION
CLASS B                                                        1-YEAR   (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                     +10.94%   +18.29%

Average Annual Total Return(2)                                  +6.94%    +5.31%

Distribution Rate(3)                   5.84%

30-Day Standardized Yield(4)           5.20%


                                                                       INCEPTION
CLASS C                                               1-YEAR   5-YEAR   (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                            +10.96%  +40.05%   +54.70%

Average Annual Total Return(2)                         +8.81%   +6.75%    +6.86%

Distribution Rate(3)                   5.76%

30-Day Standardized Yield(4)           5.15%


ADVISOR CLASS(5)                                      1-YEAR   5-YEAR    10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                            +11.63%  +45.08%   +99.92%

Average Annual Total Return(2)                        +11.63%   +7.73%    +7.17%

Distribution Rate(3)                   6.43%

30-Day Standardized Yield(4)           5.86%


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class B and Advisor Class) per share on 9/30/01.

4. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/01.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +41.21% and +7.54%.



Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND


AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                  9/30/01
--------------------------------------------------------------------------------
1-Year                                                                    +6.85%

5-Year                                                                    +6.60%

10-Year                                                                   +6.61%





AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
CLASS B                                                                  9/30/01

1-Year                                                                    +6.94%

Since Inception (1/1/99)                                                  +5.31%


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.

CLASS A (10/1/91-9/30/01)

The following line graph compares the performance of Franklin U.S. Government Securities Fund - Class A with that of the LB Intermediate U.S. Government bond Index(6), the Lipper GNMA Funds Average(6) and the CPI(6) based on a $10,000 investment from 10/01/91 to 09/30/01.

[LINE GRAPH]

                     FRANKLIN U.S.      LEHMAN
                      GOVERNMENT      BROTHERS          LIPPER
                      SECURITIES     INTERMEDIATE        GNMA
                         FUND         GOVERNMENT         FUNDS
  DATE                 CLASS A        BOND INDEX        AVERAGE           CPI
10/01/1991              $ 9,571         $10,000         $10,000          $10,000
10/31/1991              $ 9,698         $10,114         $10,125          $10,015
11/30/1991              $ 9,754         $10,232         $10,188          $10,044
12/31/1991              $ 9,933         $10,481         $10,491          $10,051
01/31/1992              $ 9,866         $10,380         $10,316          $10,066
02/29/1992              $ 9,936         $10,413         $10,404          $10,102
03/31/1992              $ 9,910         $10,371         $10,338          $10,154
04/30/1992              $ 9,982         $10,464         $10,417          $10,168
05/31/1992              $10,133         $10,620         $10,609          $10,182
06/30/1992              $10,258         $10,773         $10,743          $10,219
07/31/1992              $10,354         $10,980         $10,883          $10,240
08/31/1992              $10,494         $11,092         $11,010          $10,269
09/30/1992              $10,577         $11,245         $11,103          $10,298
10/31/1992              $10,499         $11,110         $10,975          $10,334
11/30/1992              $10,539         $11,064         $11,012          $10,348
12/31/1992              $10,668         $11,207         $11,153          $10,341
01/31/1993              $10,812         $11,416         $11,324          $10,392
02/28/1993              $10,928         $11,583         $11,440          $10,428
03/31/1993              $10,984         $11,626         $11,490          $10,465
04/30/1993              $11,041         $11,717         $11,535          $10,494
05/31/1993              $11,097         $11,685         $11,580          $10,509
06/30/1993              $11,216         $11,855         $11,712          $10,523
07/31/1993              $11,273         $11,879         $11,766          $10,523
08/31/1993              $11,331         $12,056         $11,835          $10,553
09/30/1993              $11,338         $12,105         $11,833          $10,575
10/31/1993              $11,360         $12,134         $11,862          $10,618
11/30/1993              $11,319         $12,073         $11,792          $10,626
12/31/1993              $11,405         $12,123         $11,886          $10,626
01/31/1994              $11,509         $12,243         $12,002          $10,655
02/28/1994              $11,402         $12,075         $11,890          $10,691
03/31/1994              $11,082         $11,899         $11,587          $10,727
04/30/1994              $11,007         $11,821         $11,502          $10,742
05/31/1994              $11,014         $11,830         $11,522          $10,750
06/30/1994              $10,963         $11,832         $11,487          $10,786
07/31/1994              $11,164         $11,987         $11,679          $10,815
08/31/1994              $11,198         $12,022         $11,700          $10,859
09/30/1994              $11,045         $11,922         $11,543          $10,888
10/31/1994              $11,011         $11,925         $11,508          $10,896
11/30/1994              $10,995         $11,871         $11,474          $10,910
12/31/1994              $11,098         $11,910         $11,583          $10,910
01/31/1995              $11,324         $12,104         $11,806          $10,953
02/28/1995              $11,604         $12,338         $12,091          $10,997
03/31/1995              $11,657         $12,406         $12,141          $11,033
04/30/1995              $11,816         $12,550         $12,301          $11,070
05/31/1995              $12,210         $12,903         $12,701          $11,092
06/30/1995              $12,283         $12,986         $12,773          $11,114
07/31/1995              $12,303         $12,992         $12,767          $11,114
08/31/1995              $12,432         $13,100         $12,900          $11,143
09/30/1995              $12,543         $13,188         $13,030          $11,165
10/31/1995              $12,673         $13,333         $13,153          $11,202
11/30/1995              $12,804         $13,496         $13,317          $11,194
12/31/1995              $12,955         $13,629         $13,487          $11,187
01/31/1996              $13,031         $13,744         $13,564          $11,253
02/29/1996              $12,920         $13,598         $13,391          $11,289
03/31/1996              $12,865         $13,536         $13,329          $11,347
04/30/1996              $12,810         $13,496         $13,273          $11,391
05/31/1996              $12,773         $13,490         $13,217          $11,413
06/30/1996              $12,929         $13,627         $13,364          $11,420
07/31/1996              $12,970         $13,670         $13,410          $11,442
08/31/1996              $12,972         $13,685         $13,401          $11,463
09/30/1996              $13,189         $13,861         $13,617          $11,500
10/31/1996              $13,428         $14,088         $13,892          $11,537
11/30/1996              $13,629         $14,259         $14,106          $11,559
12/31/1996              $13,551         $14,182         $14,002          $11,559
01/31/1997              $13,633         $14,236         $14,090          $11,596
02/28/1997              $13,675         $14,259         $14,117          $11,632
03/31/1997              $13,636         $14,177         $13,966          $11,661
04/30/1997              $13,843         $14,337         $14,184          $11,675
05/31/1997              $13,964         $14,449         $14,320          $11,668
06/30/1997              $14,128         $14,574         $14,485          $11,682
07/31/1997              $14,396         $14,843         $14,784          $11,696
08/31/1997              $14,353         $14,787         $14,722          $11,718
09/30/1997              $14,519         $14,948         $14,915          $11,747
10/31/1997              $14,665         $15,123         $15,069          $11,777
11/30/1997              $14,684         $15,156         $15,105          $11,770
12/31/1997              $14,832         $15,279         $15,248          $11,756
01/31/1998              $14,980         $15,478         $15,402          $11,778
02/28/1998              $14,978         $15,460         $15,418          $11,800
03/31/1998              $15,042         $15,508         $15,467          $11,823
04/30/1998              $15,149         $15,583         $15,549          $11,844
05/31/1998              $15,253         $15,690         $15,667          $11,865
06/30/1998              $15,312         $15,796         $15,736          $11,879
07/31/1998              $15,395         $15,856         $15,802          $11,894
08/31/1998              $15,545         $16,155         $15,959          $11,908
09/30/1998              $15,741         $16,532         $16,166          $11,922
10/31/1998              $15,666         $16,560         $16,089          $11,951
11/30/1998              $15,750         $16,508         $16,179          $11,951
12/31/1998              $15,812         $16,573         $16,237          $11,944
01/31/1999              $15,920         $16,647         $16,331          $11,972
02/28/1999              $15,820         $16,419         $16,204          $11,987
03/31/1999              $15,907         $16,528         $16,304          $12,023
04/30/1999              $15,970         $16,572         $16,366          $12,111
05/31/1999              $15,845         $16,471         $16,247          $12,111
06/30/1999              $15,768         $16,494         $16,154          $12,111
07/31/1999              $15,642         $16,496         $16,052          $12,147
08/31/1999              $15,654         $16,519         $16,030          $12,176
09/30/1999              $15,906         $16,661         $16,283          $12,234
10/31/1999              $15,991         $16,694         $16,342          $12,256
11/30/1999              $16,003         $16,706         $16,352          $12,264
12/31/1999              $15,942         $16,654         $16,271          $12,264
01/31/2000              $15,807         $16,598         $16,138          $12,301
02/29/2000              $15,992         $16,735         $16,325          $12,373
03/31/2000              $16,228         $16,926         $16,572          $12,475
04/30/2000              $16,190         $16,919         $16,540          $12,482
05/31/2000              $16,255         $16,965         $16,596          $12,497
06/30/2000              $16,522         $17,235         $16,885          $12,562
07/31/2000              $16,613         $17,349         $16,954          $12,591
08/31/2000              $16,859         $17,543         $17,195          $12,591
09/30/2000              $17,004         $17,696         $17,343          $12,656
10/31/2000              $17,124         $17,818         $17,449          $12,678
11/30/2000              $17,374         $18,080         $17,704          $12,686
12/31/2000              $17,626         $18,398         $17,960          $12,678
01/31/2001              $17,878         $18,642         $18,228          $12,758
02/28/2001              $17,974         $18,814         $18,328          $12,809
03/31/2001              $18,071         $18,949         $18,433          $12,838
04/30/2001              $18,088         $18,889         $18,414          $12,890
05/31/2001              $18,213         $18,966         $18,525          $12,948
06/30/2001              $18,257         $19,027         $18,584          $12,970
07/31/2001              $18,599         $19,383         $18,935          $12,933
08/31/2001              $18,726         $19,555         $19,068          $12,933
09/30/2001              $18,963         $19,972         $19,331          $12,992




CLASS B (1/1/99-9/30/01)

The following line graph compares the performance of Franklin U.S. Government Securities Fund - Class B with that of the LB Intermediate U.S. Government bond Index(6), the Lipper GNMA Funds Average(6) and the CPI(6) based on a $10,000 investment from 01/01/99 to 09/30/01.

[LINE GRAPH]

                 FRANKLIN U.S.         LEHMAN
                  GOVERNMENT           BROTHERS           LIPPER
                  SECURITIES         INTERMEDIATE          GNMA
                     FUND             GOVERNMENT           FUNDS
   DATE             CLASS B            BOND INDEX         AVERAGE         CPI
01/01/1999          $10,000             $10,000           $10,000        $10,000
01/31/1999          $10,068             $10,045           $10,058        $10,024
02/28/1999          $ 9,986             $ 9,907           $10,058        $10,036
03/31/1999          $10,051             $ 9,973           $10,120        $10,066
04/30/1999          $10,087             $10,000           $10,159        $10,140
05/31/1999          $10,005             $ 9,939           $10,085        $10,140
06/30/1999          $ 9,936             $ 9,953           $10,027        $10,140
07/31/1999          $ 9,868             $ 9,954           $ 9,964        $10,170
08/31/1999          $ 9,856             $ 9,968           $ 9,950        $10,194
09/30/1999          $10,025             $10,053           $10,107        $10,243
10/31/1999          $10,074             $10,073           $10,144        $10,262
11/30/1999          $10,062             $10,080           $10,150        $10,268
12/31/1999          $10,019             $10,049           $10,100        $10,268
01/31/2000          $ 9,946             $10,015           $10,017        $10,299
02/29/2000          $10,042             $10,098           $10,133        $10,360
03/31/2000          $10,186             $10,213           $10,286        $10,444
04/30/2000          $10,174             $10,209           $10,267        $10,451
05/31/2000          $10,210             $10,237           $10,302        $10,463
06/30/2000          $10,373             $10,399           $10,481        $10,518
07/31/2000          $10,410             $10,468           $10,524        $10,542
08/31/2000          $10,560             $10,585           $10,673        $10,542
09/30/2000          $10,662             $10,677           $10,765        $10,597
10/31/2000          $10,717             $10,751           $10,831        $10,615
11/30/2000          $10,869             $10,909           $10,989        $10,621
12/31/2000          $11,021             $11,101           $11,148        $10,615
01/31/2001          $11,191             $11,249           $11,314        $10,682
02/28/2001          $11,230             $11,352           $11,377        $10,724
03/31/2001          $11,302             $11,434           $11,442        $10,749
04/30/2001          $11,291             $11,397           $11,430        $10,792
05/31/2001          $11,364             $11,444           $11,499        $10,841
06/30/2001          $11,403             $11,481           $11,535        $10,859
07/31/2001          $11,595             $11,696           $11,753        $10,829
08/31/2001          $11,669             $11,800           $11,836        $10,829
09/30/2001          $11,529             $12,051           $11,999        $10,877

Total Return          15.29%              20.51%            19.99%          8.77%

CLASS C (5/1/95 - 9/30/01)

The following line graph compares the performance of Franklin U.S. Government Securities Fund - Class C with that of the LB Intermediate U.S. Government bond Index(6), the Lipper GNMA Funds Average(6) and the CPI(6) based on a $10,000 investment from 05/01/95 to 09/30/01.

[LINE GRAPH]

               FRANKLIN U.S.       LEHMAN
               GOVERNMENT         BROTHERS            LIPPER
               SECURITIES        INTERMEDIATE         GNMA
                  FUND            GOVERNMENT          FUNDS
  DATE           CLASS C          BOND INDEX          AVERAGE             CPI
05/01/1995       $9,896             $10,000           $10,000            $10,000
05/31/1995       $10,194            $10,282           $10,325            $10,020
06/30/1995       $10,249            $10,348           $10,384            $10,040
07/31/1995       $10,260            $10,353           $10,379            $10,040
08/31/1995       $10,362            $10,439           $10,487            $10,066
09/30/1995       $10,454            $10,509           $10,593            $10,086
10/31/1995       $10,557            $10,624           $10,692            $10,120
11/30/1995       $10,661            $10,754           $10,826            $10,112
12/31/1995       $10,780            $10,861           $10,964            $10,105
01/31/1996       $10,853            $10,952           $11,027            $10,165
02/29/1996       $10,754            $10,836           $10,886            $10,198
03/31/1996       $10,687            $10,786           $10,836            $10,251
04/30/1996       $10,652            $10,755           $10,790            $10,291
05/31/1996       $10,616            $10,749           $10,745            $10,310
06/30/1996       $10,725            $10,859           $10,864            $10,316
07/31/1996       $10,754            $10,892           $10,901            $10,336
08/31/1996       $10,766            $10,904           $10,894            $10,356
09/30/1996       $10,930            $11,045           $11,070            $10,389
10/31/1996       $11,123            $11,226           $11,293            $10,422
11/30/1996       $11,301            $11,362           $11,467            $10,442
12/31/1996       $11,214            $11,301           $11,382            $10,442
01/31/1997       $11,294            $11,344           $11,454            $10,475
02/28/1997       $11,307            $11,362           $11,476            $10,508
03/31/1997       $11,269            $11,297           $11,353            $10,534
04/30/1997       $11,434            $11,425           $11,530            $10,547
05/31/1997       $11,546            $11,514           $11,641            $10,540
06/30/1997       $11,675            $11,613           $11,775            $10,553
07/31/1997       $11,892            $11,828           $12,019            $10,565
08/31/1997       $11,833            $11,783           $11,968            $10,586
09/30/1997       $11,966            $11,911           $12,125            $10,612
10/31/1997       $12,081            $12,051           $12,250            $10,639
11/30/1997       $12,091            $12,077           $12,279            $10,632
12/31/1997       $12,208            $12,175           $12,396            $10,619
01/31/1998       $12,324            $12,333           $12,521            $10,640
02/28/1998       $12,317            $12,320           $12,534            $10,660
03/31/1998       $12,363            $12,358           $12,574            $10,680
04/30/1998       $12,446            $12,417           $12,640            $10,699
05/31/1998       $12,526            $12,503           $12,736            $10,719
06/30/1998       $12,569            $12,587           $12,792            $10,731
07/31/1998       $12,632            $12,634           $12,846            $10,744
08/31/1998       $12,749            $12,873           $12,973            $10,757
09/30/1998       $12,905            $13,173           $13,142            $10,770
10/31/1998       $12,819            $13,196           $13,079            $10,796
11/30/1998       $12,901            $13,155           $13,152            $10,796
12/31/1998       $12,946            $13,206           $13,199            $10,789
01/31/1999       $13,028            $13,265           $13,276            $10,815
02/28/1999       $12,941            $13,084           $13,172            $10,828
03/31/1999       $13,006            $13,170           $13,254            $10,861
04/30/1999       $13,051            $13,206           $13,304            $10,940
05/31/1999       $12,943            $13,125           $13,207            $10,940
06/30/1999       $12,874            $13,143           $13,132            $10,940
07/31/1999       $12,765            $13,145           $13,049            $10,973
08/31/1999       $12,770            $13,163           $13,031            $10,999
09/30/1999       $12,970            $13,276           $13,237            $11,052
10/31/1999       $13,033            $13,303           $13,285            $11,072
11/30/1999       $13,037            $13,312           $13,293            $11,079
12/31/1999       $12,982            $13,271           $13,227            $11,079
01/31/2000       $12,867            $13,226           $13,119            $11,112
02/29/2000       $13,012            $13,335           $13,271            $11,177
03/31/2000       $13,198            $13,488           $13,472            $11,269
04/30/2000       $13,161            $13,482           $13,446            $11,276
05/31/2000       $13,208            $13,519           $13,492            $11,289
06/30/2000       $13,420            $13,733           $13,726            $11,348
07/31/2000       $13,468            $13,824           $13,783            $11,374
08/31/2000       $13,662            $13,979           $13,978            $11,374
09/30/2000       $13,795            $14,101           $14,099            $11,433
10/31/2000       $13,886            $14,198           $14,185            $11,453
11/30/2000       $14,062            $14,407           $14,392            $11,460
12/31/2000       $14,260            $14,660           $14,600            $11,453
01/31/2001       $14,480            $14,855           $14,818            $11,525
02/28/2001       $14,530            $14,992           $14,899            $11,571
03/31/2001       $14,624            $15,100           $14,984            $11,598
04/30/2001       $14,631            $15,051           $14,969            $11,644
05/31/2001       $14,704            $15,113           $15,059            $11,696
06/30/2001       $14,755            $15,161           $15,107            $11,716
07/31/2001       $15,004            $15,445           $15,393            $11,683
08/31/2001       $15,100            $15,582           $15,501            $11,683
09/30/2001       $15,310            $15,914           $15,715            $11,736

Total Return       53.10%             59.14%            57.15%            17.36%


ADVISOR CLASS (10/1/91 - 9/30/01)(7)

The following line graph compares the performance of Franklin U.S. Government Securities Fund - Advisor Class with that of the LB Intermediate U.S. Government bond Index(6), the Lipper GNMA Funds Average(6) and the CPI(6) based on a $10,000 investment from 10/01/91 to 09/30/01.

[LINE GRAPH]

                                   LEHMAN
             FRANKLIN U.S.        BROTHERS              LIPPER
              GOVERNMENT         INTERMEDIATE            GNMA
            SECURITIES FUND       GOVERNMENT             FUNDS
  DATE       ADVISOR CLASS        BOND INDEX            AVERAGE            CPI
10/01/1991      $10,000            $10,000              $10,000          $10,000
10/31/1991      $10,133            $10,114              $10,125          $10,015
11/30/1991      $10,191            $10,232              $10,188          $10,044
12/31/1991      $10,378            $10,481              $10,491          $10,051
01/31/1992      $10,308            $10,380              $10,316          $10,066
02/29/1992      $10,382            $10,413              $10,404          $10,102
03/31/1992      $10,354            $10,371              $10,338          $10,154
04/30/1992      $10,429            $10,464              $10,417          $10,168
05/31/1992      $10,588            $10,620              $10,609          $10,182
06/30/1992      $10,717            $10,773              $10,743          $10,219
07/31/1992      $10,818            $10,980              $10,883          $10,240
08/31/1992      $10,964            $11,092              $11,010          $10,269
09/30/1992      $11,051            $11,245              $11,103          $10,298
10/31/1992      $10,969            $11,110              $10,975          $10,334
11/30/1992      $11,011            $11,064              $11,012          $10,348
12/31/1992      $11,146            $11,207              $11,153          $10,341
01/31/1993      $11,297            $11,416              $11,324          $10,392
02/28/1993      $11,418            $11,583              $11,440          $10,428
03/31/1993      $11,476            $11,626              $11,490          $10,465
04/30/1993      $11,535            $11,717              $11,535          $10,494
05/31/1993      $11,595            $11,685              $11,580          $10,509
06/30/1993      $11,719            $11,855              $11,712          $10,523
07/31/1993      $11,779            $11,879              $11,766          $10,523
08/31/1993      $11,839            $12,056              $11,835          $10,553
09/30/1993      $11,846            $12,105              $11,833          $10,575
10/31/1993      $11,869            $12,134              $11,862          $10,618
11/30/1993      $11,826            $12,073              $11,792          $10,626
12/31/1993      $11,917            $12,123              $11,886          $10,626
01/31/1994      $12,024            $12,243              $12,002          $10,655
02/28/1994      $11,913            $12,075              $11,890          $10,691
03/31/1994      $11,578            $11,899              $11,587          $10,727
04/30/1994      $11,500            $11,821              $11,502          $10,742
05/31/1994      $11,507            $11,830              $11,522          $10,750
06/30/1994      $11,455            $11,832              $11,487          $10,786
07/31/1994      $11,665            $11,987              $11,679          $10,815
08/31/1994      $11,700            $12,022              $11,700          $10,859
09/30/1994      $11,540            $11,922              $11,543          $10,888
10/31/1994      $11,505            $11,925              $11,508          $10,896
11/30/1994      $11,487            $11,871              $11,474          $10,910
12/31/1994      $11,595            $11,910              $11,583          $10,910
01/31/1995      $11,832            $12,104              $11,806          $10,953
02/28/1995      $12,124            $12,338              $12,091          $10,997
03/31/1995      $12,179            $12,406              $12,141          $11,033
04/30/1995      $12,346            $12,550              $12,301          $11,070
05/31/1995      $12,757            $12,903              $12,701          $11,092
06/30/1995      $12,834            $12,986              $12,773          $11,114
07/31/1995      $12,854            $12,992              $12,767          $11,114
08/31/1995      $12,989            $13,100              $12,900          $11,143
09/30/1995      $13,105            $13,188              $13,030          $11,165
10/31/1995      $13,241            $13,333              $13,153          $11,202
11/30/1995      $13,378            $13,496              $13,317          $11,194
12/31/1995      $13,536            $13,629              $13,487          $11,187
01/31/1996      $13,615            $13,744              $13,564          $11,253
02/29/1996      $13,499            $13,598              $13,391          $11,289
03/31/1996      $13,442            $13,536              $13,329          $11,347
04/30/1996      $13,384            $13,496              $13,273          $11,391
05/31/1996      $13,346            $13,490              $13,217          $11,413
06/30/1996      $13,509            $13,627              $13,364          $11,420
07/31/1996      $13,551            $13,670              $13,410          $11,442
08/31/1996      $13,553            $13,685              $13,401          $11,463
09/30/1996      $13,780            $13,861              $13,617          $11,500
10/31/1996      $14,030            $14,088              $13,892          $11,537
11/30/1996      $14,239            $14,259              $14,106          $11,559
12/31/1996      $14,158            $14,182              $14,002          $11,559
01/31/1997      $14,309            $14,236              $14,090          $11,596
02/28/1997      $14,333            $14,259              $14,117          $11,632
03/31/1997      $14,294            $14,177              $13,966          $11,661
04/30/1997      $14,533            $14,337              $14,184          $11,675
05/31/1997      $14,661            $14,449              $14,320          $11,668
06/30/1997      $14,834            $14,574              $14,485          $11,682
07/31/1997      $15,116            $14,843              $14,784          $11,696
08/31/1997      $15,049            $14,787              $14,722          $11,718
09/30/1997      $15,247            $14,948              $14,915          $11,747
10/31/1997      $15,380            $15,123              $15,069          $11,777
11/30/1997      $15,423            $15,156              $15,105          $11,770
12/31/1997      $15,580            $15,279              $15,248          $11,756
01/31/1998      $15,714            $15,478              $15,402          $11,778
02/28/1998      $15,736            $15,460              $15,418          $11,800
03/31/1998      $15,803            $15,508              $15,467          $11,823
04/30/1998      $15,895            $15,583              $15,549          $11,844
05/31/1998      $16,027            $15,690              $15,667          $11,865
06/30/1998      $16,091            $15,796              $15,736          $11,879
07/31/1998      $16,156            $15,856              $15,802          $11,894
08/31/1998      $16,314            $16,155              $15,959          $11,908
09/30/1998      $16,545            $16,532              $16,166          $11,922
10/31/1998      $16,443            $16,560              $16,089          $11,951
11/30/1998      $16,558            $16,508              $16,179          $11,951
12/31/1998      $16,624            $16,573              $16,237          $11,944
01/31/1999      $16,739            $16,647              $16,331          $11,972
02/28/1999      $16,612            $16,419              $16,204          $11,987
03/31/1999      $16,704            $16,528              $16,304          $12,023
04/30/1999      $16,797            $16,572              $16,366          $12,111
05/31/1999      $16,667            $16,471              $16,247          $12,111
06/30/1999      $16,562            $16,494              $16,154          $12,111
07/31/1999      $16,455            $16,496              $16,052          $12,147
08/31/1999      $16,445            $16,519              $16,030          $12,176
09/30/1999      $16,737            $16,661              $16,283          $12,234
10/31/1999      $16,828            $16,694              $16,342          $12,256
11/30/1999      $16,817            $16,706              $16,352          $12,264
12/31/1999      $16,754            $16,654              $16,271          $12,264
01/31/2000      $16,640            $16,598              $16,138          $12,301
02/29/2000      $16,811            $16,735              $16,325          $12,373
03/31/2000      $17,059            $16,926              $16,572          $12,475
04/30/2000      $17,047            $16,919              $16,540          $12,482
05/31/2000      $17,118            $16,965              $16,596          $12,497
06/30/2000      $17,400            $17,235              $16,885          $12,562
07/31/2000      $17,471            $17,349              $16,954          $12,591
08/31/2000      $17,731            $17,543              $17,195          $12,591
09/30/2000      $17,912            $17,696              $17,343          $12,656
10/31/2000      $18,039            $17,818              $17,449          $12,678
11/30/2000      $18,277            $18,080              $17,704          $12,686
12/31/2000      $18,571            $18,398              $17,960          $12,678
01/31/2001      $18,839            $18,642              $18,228          $12,758
02/28/2001      $18,913            $18,814              $18,328          $12,809
03/31/2001      $19,044            $18,949              $18,433          $12,838
04/30/2001      $19,064            $18,889              $18,414          $12,890
05/31/2001      $19,168            $18,966              $18,525          $12,948
06/30/2001      $19,271            $19,027              $18,584          $12,970
07/31/2001      $19,604            $19,383              $18,935          $12,933
08/31/2001      $19,740            $19,555              $19,068          $12,933
09/30/2001      $19,992            $19,972              $19,331          $12,992

Total Return      99.92%             99.72%               93.31%           29.92%


6. Source: Standard & Poor's Micropal; Lipper Inc. The Lehman Brothers Intermediate U.S. Government Bond Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues. All returns are market value weighted inclusive of accrued interest. The index includes issues of the U.S. government or any agency thereof. It includes only issues with a remaining term to maturity of less than 10 years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization. As of 9/30/01, the Lipper GNMA Funds Average consisted of 59 funds. The Lipper average does not include sales charges. Fund performance relative to the average might have differed if such charges had been considered.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
CLASS C                                                                  9/30/01

1-Year                                                                    +8.81%

5-Year                                                                    +6.75%

Since Inception (5/1/95)                                                  +6.86%






AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
ADVISOR CLASS(7)                                                         9/30/01

1-Year                                                                   +11.63%

5-Year                                                                    +7.73%

10-Year                                                                   +7.17%

FRANKLIN UTILITIES FUND

FUND CATEGORY
[PYRAMID GRAPHIC]

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Utilities Fund seeks both capital appreciation and current income from a portfolio of public utility industry securities.
--------------------------------------------------------------------------------

Franklin Utilities Fund completed what we consider one of the most eventful years for utilities securities since the Fund's inception in 1948. During the 12 months ended September 30, 2001, the U.S. witnessed Pacific Gas & Electric's (PG&E's) bankruptcy, energy shortages in the western states and a significant rise followed by the subsequent collapse of electricity and natural gas wholesale prices. Added to the mix was the Federal Reserve Board's lowering of short-term interest rates eight times from January through September 2001, with more cuts expected in an attempt to stimulate a sagging economy. All of these events contributed to utility stocks' above-average price volatility in the past fiscal year. However, such volatility did not change our strategy in managing the Fund. In fact, we strengthened our commitment toward investing in high-quality electric utilities that we believe offer above-average dividend yields and will provide earnings over the long term.

Within this environment, Franklin Utilities Fund - Class A delivered a -4.03% cumulative total return for the 12 months ended September 30, 2001, as shown in the Performance Summary beginning on page 40. The Fund's performance


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 70.

demonstrated its defensive nature relative to the -26.62% return of the bench-mark Standard & Poor's 500 Composite Index (S&P 500) for the same period.(1) Although the Fund's Class A shares delivered negative return for the 12-month period, they performed well compared with the Lipper Utility Fund Average's -22.75% return for the same period.(2)

Despite the Fund's relative strength, we continue to view electric utility valuations as attractive. Regarding valuation, electric utility stocks remain relatively cheap compared to the overall equity market on a price-to-earnings basis and the overall fixed income market on a relative yield basis. We believe these valuations are also attractive on an income basis, as the average dividend yield for electric utilities is approximately 90% the yield of a 10-year U.S. Treasury note.(3) New positions added with above-average dividend yields over the past 12 months included Ameren, Energy East, FirstEnergy, UIL Holdings, Progress Energy, United Utilities PLC and Scottish & Southern Energy PLC. Two convertible securities we purchased were NRG Energy and PPL Capital Fund Trust; we believe both companies offer very high dividend prospects. As of September 30, 2001, 91% of the Fund's total net assets were invested in the securities of electric companies. We maintained our optimistic view of utilities industry fundamentals and held only 1.8% in short-term investments and other net assets by period-end.


1. Source: Standard & Poor's Micropal. The unmanaged S&P 500 Composite Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index (outstanding shares times price), with each stock's weight in the index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.


2. Source: Lipper Inc. As of 9/30/01, the Lipper Utility Funds Average consisted of 96 funds that invest at least 65% of equity portfolio in utility stocks. Lipper averages do not include sales charges; Fund performance relative to the average might have differed if such charges had been considered. Past performance does not guarantee future results.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Source: Standard & Poor's Utilities Index. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.



PORTFOLIO BREAKDOWN
Franklin Utilities Fund
Based on Total Net Assets
9/30/01

[PIE CHART]

Stocks              77.4%

Bonds               11.6%

Convertible
Securities           9.2%

Short Term
Investments &
Other Net Assets     1.8%

TOP 10 HOLDINGS
Franklin Utilities Fund
9/30/01

                        % OF TOTAL
COMPANY                 NET ASSETS

Duke Energy Corp.             6.9%

FPL Group Inc.                5.7%

Exelon Corp.                  5.7%

Dominion Resources Inc.       5.0%
American Electric
Power Co. Inc.                4.3%

Xcel Energy Inc.              4.0%

Entergy Corp.                 3.9%

TXU Corp.                     3.7%

Southern Co.                  3.4%

DTE Energy Co.                3.0%


We have often highlighted the future higher earnings growth prospects of electric utilities compared to their historical averages as a basis for owning these securities. Over the past two years, these prospects have met many of our expectations, with an outlook for double-digit earnings growth in 2001 falling on the heels of the 12% earnings jump in 2000. We found increased opportunities for earnings production among unregulated operations, whose earnings growth was extraordinary and therefore contributed more to industry earnings.

We view the headline-making events in California over the past year as profoundly impacting the nation's pace of deregulation and thus, the pace of unregulated earnings contribution. Furthermore, we are encouraged that, despite the filing by PG&E for protection under Chapter 11 of the Federal Bankruptcy Code, California is still seeking a workable solution for all parties. In the meantime, other states are learning from California's experiences in dealing with their own deregulation plans. Despite the near-term slowing effect in earnings growth potential for electric utilities, we believe that the country is heading toward deregulation. We are also encouraged by recent federal government actions designed to create a more efficient market for wholesale electricity.

Going forward, Franklin Utilities Fund will continue to search for the best return opportunities we can find within the global utilities arena, with a specific focus on the U.S. electricity sector. We remain encouraged by the sector's valuations, as we continue to find attractive investment opportunities. We also view the sector's recent success in earnings growth as just a first step toward long-term earnings sustainability.


/s/ John C. Kohli

John C. Kohli
Portfolio Manager
Franklin Utilities Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of September 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN UTILITIES FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 9/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                           CHANGE      9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             -$0.87      $10.02     $10.89

DISTRIBUTIONS (10/1/00 - 9/30/01)

Dividend Income                                   $0.4480
Long-Term Capital Gain                            $0.0165
                                                  -------
     Total                                        $0.4645


CLASS B                                           CHANGE      9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             -$0.88      $10.02     $10.90

DISTRIBUTIONS (10/1/00 - 9/30/01)

Dividend Income                                   $0.3951
Long-Term Capital Gain                            $0.0165
                                                  -------
     Total                                        $0.4416


CLASS C                                           CHANGE      9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             -$0.87      $10.01     $10.88

DISTRIBUTIONS (10/1/00 - 9/30/01)

Dividend Income                                   $0.3943
Long-Term Capital Gain                            $0.0165
                                                  -------
     Total                                        $0.4108


ADVISOR CLASS                                     CHANGE      9/30/01    9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             -$0.87      $10.05     $10.92

DISTRIBUTIONS (10/1/00 - 9/30/01)

Dividend Income                                   $0.4633
Long-Term Capital Gain                            $0.0165
                                                  -------
     Total                                        $0.4798

Franklin Utilities Fund paid distributions derived from long-term capital gains of 1.65 cents ($0.0165) per share in December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

PERFORMANCE

CLASS A                                            1-YEAR    5-YEAR     10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                          -4.03%    +50.96%   +123.84%

Average Annual Total Return(2)                      -8.08%     +7.65%     +7.92%

Value of $10,000 Investment(3)                     $9,192    $14,457    $21,435

Distribution Rate(4)                      4.28%

30-Day Standardized Yield(5)              4.54%


                                                                       INCEPTION
CLASS B                                                      1-YEAR     (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                     -4.58%     +5.87%

Average Annual Total Return(2)                                 -8.26%     +1.14%

Value of $10,000 Investment(3)                                $9,174    $10,316

Distribution Rate(4)                       3.98%

30-Day Standardized Yield(5)               4.21%


                                                                       INCEPTION
CLASS C                                            1-YEAR    5-YEAR     (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                          -4.50%    +47.20%    +75.32%

Average Annual Total Return(2)                      -6.37%     +7.82%     +8.97%

Value of $10,000 Investment(3)                     $9,363    $14,570    $17,356

Distribution Rate(4)                      3.94%

30-Day Standardized Yield(5)              4.17%


ADVISOR CLASS(6)                                   1-YEAR    5-YEAR     10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                          -3.89%    +53.60%   +127.76%

Average Annual Total Return(2)                      -3.89%     +8.96%     +8.58%

Value of $10,000 Investment(3)                     $9,611    $15,360    $22,776

Distribution Rate(4)                      4.61%

30-Day Standardized Yield(5)              4.89%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (NAV for Class B and Advisor Class) per share on 9/30/01.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/01.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +46.67% and +8.40%.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN UTILITIES FUND

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                  9/30/01
--------------------------------------------------------------------------------
1-Year                                                                    -8.08%

5-Year                                                                    +7.65%

10-Year                                                                   +7.92%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

CLASS B                                                                  9/30/01
--------------------------------------------------------------------------------
1-Year                                                                    -8.26%

Since Inception (1/1/99)                                                  +1.14%

--------------------------------------------------------------------------------

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (10/1/91-9/30/01)


The following line graph compares the performance of Franklin Utilities Fund - Class A with that of the S&P500(7) based on a $10,000 investment from 10/01/91 to 09/30/01.

[LINE GRAPH]

    DATE       FRANKLIN UTILITIES    S&P 500    S&P 500 $T
                 FUND - CLASS A
 10/01/1991         $ 9,576          $10,000
 10/31/1991         $ 9,696          $10,134       1.34%
 11/30/1991         $ 9,902          $ 9,726      -4.03%
 12/31/1991         $10,381          $10,838      11.44%
 01/31/1992         $ 9,961          $10,637      -1.86%
 02/29/1992         $ 9,939          $10,774       1.29%
 03/31/1992         $ 9,895          $10,564      -1.95%
 04/30/1992         $10,141          $10,874       2.94%
 05/31/1992         $10,399          $10,928       0.49%
 06/30/1992         $10,534          $10,765      -1.49%
 07/31/1992         $11,092          $11,205       4.09%
 08/31/1992         $11,058          $10,975      -2.05%
 09/30/1992         $11,125          $11,104       1.17%
 10/31/1992         $11,009          $11,142       0.34%
 11/30/1992         $11,021          $11,520       3.40%
 12/31/1992         $11,324          $11,662       1.23%
 01/31/1993         $11,535          $11,760       0.84%
 02/28/1993         $12,156          $11,920       1.36%
 03/31/1993         $12,249          $12,171       2.11%
 04/30/1993         $12,249          $11,877      -2.42%
 05/31/1993         $12,237          $12,194       2.67%
 06/30/1993         $12,535          $12,229       0.29%
 07/31/1993         $12,800          $12,180      -0.40%
 08/31/1993         $13,185          $12,642       3.79%
 09/30/1993         $13,137          $12,545      -0.77%
 10/31/1993         $13,064          $12,804       2.07%
 11/30/1993         $12,466          $12,683      -0.95%
 12/31/1993         $12,629          $12,836       1.21%
 01/31/1994         $12,381          $13,273       3.40%
 02/28/1994         $11,774          $12,913      -2.71%
 03/31/1994         $11,372          $12,350      -4.36%
 04/30/1994         $11,535          $12,508       1.28%
 05/31/1994         $10,895          $12,713       1.64%
 06/30/1994         $10,537          $12,402      -2.45%
 07/31/1994         $11,009          $12,808       3.28%
 08/31/1994         $11,073          $13,334       4.10%
 09/30/1994         $10,792          $13,008      -2.44%
 10/31/1994         $10,986          $13,301       2.25%
 11/30/1994         $11,116          $12,817      -3.64%
 12/31/1994         $11,153          $13,007       1.48%
 01/31/1995         $11,811          $13,343       2.59%
 02/28/1995         $11,798          $13,864       3.90%
 03/31/1995         $11,628          $14,273       2.95%
 04/30/1995         $11,882          $14,692       2.94%
 05/31/1995         $12,563          $15,280       4.00%
 06/30/1995         $12,565          $15,635       2.32%
 07/31/1995         $12,524          $16,154       3.32%
 08/31/1995         $12,714          $16,194       0.25%
 09/30/1995         $13,402          $16,877       4.22%
 10/31/1995         $13,677          $16,817      -0.36%
 11/30/1995         $13,897          $17,555       4.39%
 12/31/1995         $14,574          $17,894       1.93%
 01/31/1996         $14,813          $18,502       3.40%
 02/29/1996         $14,434          $18,674       0.93%
 03/31/1996         $14,420          $18,853       0.96%
 04/30/1996         $13,937          $19,131       1.47%
 05/31/1996         $14,093          $19,624       2.58%
 06/30/1996         $14,844          $19,699       0.38%
 07/31/1996         $14,024          $18,828      -4.42%
 08/31/1996         $14,225          $19,225       2.11%
 09/30/1996         $14,199          $20,308       5.63%
 10/31/1996         $14,666          $20,868       2.76%
 11/30/1996         $14,870          $22,446       7.56%
 12/31/1996         $14,870          $22,001      -1.98%
 01/31/1997         $14,947          $23,376       6.25%
 02/28/1997         $15,071          $23,559       0.78%
 03/31/1997         $14,649          $22,591      -4.11%
 04/30/1997         $14,540          $23,939       5.97%
 05/31/1997         $14,994          $25,397       6.09%
 06/30/1997         $15,488          $26,535       4.48%
 07/31/1997         $15,853          $28,647       7.96%
 08/31/1997         $15,504          $27,043      -5.60%
 09/30/1997         $16,147          $28,525       5.48%
 10/31/1997         $16,227          $27,572      -3.34%
 11/30/1997         $17,305          $28,849       4.63%
 12/31/1997         $18,573          $29,345       1.72%
 01/31/1998         $17,855          $29,671       1.11%
 02/28/1998         $18,139          $31,810       7.21%
 03/31/1998         $19,272          $33,438       5.12%
 04/30/1998         $18,579          $33,776       1.01%
 05/31/1998         $18,343          $33,195      -1.72%
 06/30/1998         $18,784          $34,543       4.06%
 07/31/1998         $18,100          $34,173      -1.07%
 08/31/1998         $18,716          $29,232      -14.46%
 09/30/1998         $19,652          $31,106       6.41%
 10/31/1998         $19,289          $33,635       8.13%
 11/30/1998         $19,496          $35,673       6.06%
 12/31/1998         $19,979          $37,728       5.76%
 01/31/1999         $18,915          $39,305       4.18%
 02/28/1999         $18,013          $38,082      -3.11%
 03/31/1999         $17,706          $39,606       4.00%
 04/30/1999         $18,820          $41,138       3.87%
 05/31/1999         $19,679          $40,167      -2.36%
 06/30/1999         $18,980          $42,397       5.55%
 07/31/1999         $18,703          $41,074      -3.12%
 08/31/1999         $18,666          $40,869      -0.50%
 09/30/1999         $17,973          $39,749      -2.74%
 10/31/1999         $18,292          $42,265       6.33%
 11/30/1999         $17,224          $43,123       2.03%
 12/31/1999         $16,981          $45,663       5.89%
 01/31/2000         $17,950          $43,370      -5.02%
 02/29/2000         $16,625          $42,551      -1.89%
 03/31/2000         $17,191          $46,712       9.78%
 04/30/2000         $18,213          $45,306      -3.01%
 05/31/2000         $18,453          $44,377      -2.05%
 06/30/2000         $17,625          $45,469       2.46%
 07/31/2000         $18,355          $44,760      -1.56%
 08/31/2000         $20,302          $47,539       6.21%
 09/30/2000         $22,335          $45,029      -5.28%
 10/31/2000         $22,233          $44,840      -0.42%
 11/30/2000         $23,033          $41,307      -7.88%
 12/31/2000         $24,048          $41,509       0.49%
 01/31/2001         $21,579          $42,983       3.55%
 02/28/2001         $22,844          $39,063      -9.12%
 03/31/2001         $23,141          $36,586      -6.34%
 04/30/2001         $24,105          $39,429       7.77%
 05/31/2001         $24,231          $39,693       0.67%
 06/30/2001         $23,010          $38,728      -2.43%
 07/31/2001         $22,205          $38,349      -0.98%
 08/31/2001         $22,502          $35,948      -6.26%
 09/30/2001         $21,435          $33,047      -8.07%


CLASS B (1/1/99-9/30/01)


The following graph compares the performance of Franklin Utilities Fund - Class B with that of the S&P500(7) based on a $10,000 investment from 01/01/99 to 09/30/01.

[LINE GRAPH]

    DATE       FRANKLIN UTILITIES     S&P 500     S&P 500 $T
                 FUND - CLASS B
 01/01/1999         $10,000           $10,000
 01/31/1999         $ 9,468           $10,418        4.18%
 02/28/1999         $ 9,016           $10,094       -3.11%
 03/31/1999         $ 8,859           $10,498        4.00%
 04/30/1999         $ 9,416           $10,904        3.87%
 05/31/1999         $ 9,845           $10,647       -2.36%
 06/30/1999         $ 9,487           $11,238        5.55%
 07/31/1999         $ 9,339           $10,887       -3.12%
 08/31/1999         $ 9,321           $10,833       -0.50%
 09/30/1999         $ 8,964           $10,536       -2.74%
 10/31/1999         $ 9,133           $11,203        6.33%
 11/30/1999         $ 8,600           $11,430        2.03%
 12/31/1999         $ 8,479           $12,103        5.89%
 01/31/2000         $ 8,961           $11,496       -5.02%
 02/29/2000         $ 8,282           $11,278       -1.89%
 03/31/2000         $ 8,572           $12,381        9.78%
 04/30/2000         $ 9,071           $12,009       -3.01%
 05/31/2000         $ 9,190           $11,763       -2.05%
 06/30/2000         $ 8,768           $12,052        2.46%
 07/31/2000         $ 9,131           $11,864       -1.56%
 08/31/2000         $10,088           $12,601        6.21%
 09/30/2000         $11,097           $11,935       -5.28%
 10/31/2000         $11,035           $11,885       -0.42%
 11/30/2000         $11,433           $10,949       -7.88%
 12/31/2000         $11,932           $11,002        0.49%
 01/31/2001         $10,708           $11,393        3.55%
 02/28/2001         $11,325           $10,354       -9.12%
 03/31/2001         $11,468           $ 9,697       -6.34%
 04/30/2001         $11,936           $10,451        7.77%
 05/31/2001         $11,998           $10,521        0.67%
 06/30/2001         $11,390           $10,265       -2.43%
 07/31/2001         $10,982           $10,165       -0.98%
 08/31/2001         $11,128           $ 9,528       -6.26%
 09/30/2001         $10,316           $ 8,759       -8.07%

CLASS C (5/1/95-9/30/01)


The following graph compares the performance of Franklin Utilities Fund - Class C with that of the S&P500(7) based on a $10,000 investment from 05/01/95 to 09/30/01.

[LINE GRAPH]

    DATE        FRANKLIN UTILITIES       S&P 500     S&P 500 $T
                  FUND - CLASS C
 05/01/1995          $ 9,899             $10,000
 05/31/1995          $10,492             $10,400        4.00%
 06/30/1995          $10,500             $10,641        2.32%
 07/31/1995          $10,454             $10,995        3.32%
 08/31/1995          $10,613             $11,022        0.25%
 09/30/1995          $11,188             $11,487        4.22%
 10/31/1995          $11,406             $11,446       -0.36%
 11/30/1995          $11,578             $11,948        4.39%
 12/31/1995          $12,150             $12,179        1.93%
 01/31/1996          $12,325             $12,593        3.40%
 02/29/1996          $12,021             $12,710        0.93%
 03/31/1996          $12,005             $12,832        0.96%
 04/30/1996          $11,603             $13,021        1.47%
 05/31/1996          $11,721             $13,357        2.58%
 06/30/1996          $12,331             $13,407        0.38%
 07/31/1996          $11,648             $12,815       -4.42%
 08/31/1996          $11,816             $13,085        2.11%
 09/30/1996          $11,791             $13,822        5.63%
 10/31/1996          $12,167             $14,203        2.76%
 11/30/1996          $12,337             $15,277        7.56%
 12/31/1996          $12,333             $14,975       -1.98%
 01/31/1997          $12,397             $15,911        6.25%
 02/28/1997          $12,487             $16,035        0.78%
 03/31/1997          $12,125             $15,376       -4.11%
 04/30/1997          $12,034             $16,294        5.97%
 05/31/1997          $12,398             $17,286        6.09%
 06/30/1997          $12,804             $18,060        4.48%
 07/31/1997          $13,106             $19,498        7.96%
 08/31/1997          $12,804             $18,406       -5.60%
 09/30/1997          $13,331             $19,415        5.48%
 10/31/1997          $13,397             $18,766       -3.34%
 11/30/1997          $14,275             $19,635        4.63%
 12/31/1997          $15,320             $19,973        1.72%
 01/31/1998          $14,727             $20,195        1.11%
 02/28/1998          $14,948             $21,651        7.21%
 03/31/1998          $15,875             $22,759        5.12%
 04/30/1998          $15,304             $22,989        1.01%
 05/31/1998          $15,096             $22,594       -1.72%
 06/30/1998          $15,454             $23,511        4.06%
 07/31/1998          $14,891             $23,259       -1.07%
 08/31/1998          $15,383             $19,896      -14.46%
 09/30/1998          $16,163             $21,171        6.41%
 10/31/1998          $15,849             $22,893        8.13%
 11/30/1998          $16,006             $24,280        6.06%
 12/31/1998          $16,398             $25,678        5.76%
 01/31/1999          $15,524             $26,752        4.18%
 02/28/1999          $14,784             $25,920       -3.11%
 03/31/1999          $14,528             $26,956        4.00%
 04/30/1999          $15,428             $28,000        3.87%
 05/31/1999          $16,132             $27,339       -2.36%
 06/30/1999          $15,542             $28,856        5.55%
 07/31/1999          $15,299             $27,956       -3.12%
 08/31/1999          $15,269             $27,816       -0.50%
 09/30/1999          $14,698             $27,054       -2.74%
 10/31/1999          $14,958             $28,766        6.33%
 11/30/1999          $14,069             $29,350        2.03%
 12/31/1999          $13,865             $31,079        5.89%
 01/31/2000          $14,657             $29,519       -5.02%
 02/29/2000          $13,558             $28,961       -1.89%
 03/31/2000          $14,033             $31,794        9.78%
 04/30/2000          $14,851             $30,837       -3.01%
 05/31/2000          $15,047             $30,204       -2.05%
 06/30/2000          $14,353             $30,947        2.46%
 07/31/2000          $14,949             $30,465       -1.56%
 08/31/2000          $16,520             $32,356        6.21%
 09/30/2000          $18,174             $30,648       -5.28%
 10/31/2000          $18,073             $30,519       -0.42%
 11/30/2000          $18,725             $28,114       -7.88%
 12/31/2000          $19,543             $28,252        0.49%
 01/31/2001          $17,535             $29,255        3.55%
 02/28/2001          $18,547             $26,587       -9.12%
 03/31/2001          $18,783             $24,901       -6.34%
 04/30/2001          $19,549             $26,836        7.77%
 05/31/2001          $19,651             $27,016        0.67%
 06/30/2001          $18,654             $26,360       -2.43%
 07/31/2001          $17,984             $26,101       -0.98%
 08/31/2001          $18,224             $24,467       -6.26%
 09/30/2001          $17,356             $22,493       -8.07%



ADVISOR CLASS (10/1/91-9/30/01)(1)


The following graph compares the performance of Franklin Utilities Fund - Advisor Class with that of the S&P500(7) based on a $10,000 investment from 10/01/91 to 09/30/01.

[LINE GRAPH]

    DATE       FRANKLIN UTILITIES     S&P 500     S&P 500 $T
              FUND - ADVISOR CLASS
 10/01/1991          $10,000          $10,000
 10/31/1991          $10,125          $10,134        1.34%
 11/30/1991          $10,341          $ 9,726       -4.03%
 12/31/1991          $10,841          $10,838       11.44%
 01/31/1992          $10,402          $10,637       -1.86%
 02/29/1992          $10,379          $10,774        1.29%
 03/31/1992          $10,333          $10,564       -1.95%
 04/30/1992          $10,590          $10,874        2.94%
 05/31/1992          $10,860          $10,928        0.49%
 06/30/1992          $11,000          $10,765       -1.49%
 07/31/1992          $11,583          $11,205        4.09%
 08/31/1992          $11,547          $10,975       -2.05%
 09/30/1992          $11,617          $11,104        1.17%
 10/31/1992          $11,497          $11,142        0.34%
 11/30/1992          $11,509          $11,520        3.40%
 12/31/1992          $11,825          $11,662        1.23%
 01/31/1993          $12,046          $11,760        0.84%
 02/28/1993          $12,694          $11,920        1.36%
 03/31/1993          $12,791          $12,171        2.11%
 04/30/1993          $12,791          $11,877       -2.42%
 05/31/1993          $12,779          $12,194        2.67%
 06/30/1993          $13,090          $12,229        0.29%
 07/31/1993          $13,366          $12,180       -0.40%
 08/31/1993          $13,769          $12,642        3.79%
 09/30/1993          $13,718          $12,545       -0.77%
 10/31/1993          $13,642          $12,804        2.07%
 11/30/1993          $13,018          $12,683       -0.95%
 12/31/1993          $13,188          $12,836        1.21%
 01/31/1994          $12,929          $13,273        3.40%
 02/28/1994          $12,295          $12,913       -2.71%
 03/31/1994          $11,875          $12,350       -4.36%
 04/30/1994          $12,046          $12,508        1.28%
 05/31/1994          $11,377          $12,713        1.64%
 06/30/1994          $11,004          $12,402       -2.45%
 07/31/1994          $11,496          $12,808        3.28%
 08/31/1994          $11,563          $13,334        4.10%
 09/30/1994          $11,270          $13,008       -2.44%
 10/31/1994          $11,473          $13,301        2.25%
 11/30/1994          $11,608          $12,817       -3.64%
 12/31/1994          $11,646          $13,007        1.48%
 01/31/1995          $12,334          $13,343        2.59%
 02/28/1995          $12,320          $13,864        3.90%
 03/31/1995          $12,142          $14,273        2.95%
 04/30/1995          $12,408          $14,692        2.94%
 05/31/1995          $13,119          $15,280        4.00%
 06/30/1995          $13,121          $15,635        2.32%
 07/31/1995          $13,079          $16,154        3.32%
 08/31/1995          $13,277          $16,194        0.25%
 09/30/1995          $13,996          $16,877        4.22%
 10/31/1995          $14,283          $16,817       -0.36%
 11/30/1995          $14,513          $17,555        4.39%
 12/31/1995          $15,219          $17,894        1.93%
 01/31/1996          $15,468          $18,502        3.40%
 02/29/1996          $15,073          $18,674        0.93%
 03/31/1996          $15,059          $18,853        0.96%
 04/30/1996          $14,554          $19,131        1.47%
 05/31/1996          $14,717          $19,624        2.58%
 06/30/1996          $15,502          $19,699        0.38%
 07/31/1996          $14,644          $18,828       -4.42%
 08/31/1996          $14,855          $19,225        2.11%
 09/30/1996          $14,827          $20,308        5.63%
 10/31/1996          $15,315          $20,868        2.76%
 11/30/1996          $15,528          $22,446        7.56%
 12/31/1996          $15,528          $22,001       -1.98%
 01/31/1997          $15,609          $23,376        6.25%
 02/28/1997          $15,738          $23,559        0.78%
 03/31/1997          $15,303          $22,591       -4.11%
 04/30/1997          $15,189          $23,939        5.97%
 05/31/1997          $15,663          $25,397        6.09%
 06/30/1997          $16,184          $26,535        4.48%
 07/31/1997          $16,565          $28,647        7.96%
 08/31/1997          $16,184          $27,043       -5.60%
 09/30/1997          $16,879          $28,525        5.48%
 10/31/1997          $16,946          $27,572       -3.34%
 11/30/1997          $18,072          $28,849        4.63%
 12/31/1997          $19,421          $29,345        1.72%
 01/31/1998          $18,670          $29,671        1.11%
 02/28/1998          $18,967          $31,810        7.21%
 03/31/1998          $20,159          $33,438        5.12%
 04/30/1998          $19,452          $33,776        1.01%
 05/31/1998          $19,187          $33,195       -1.72%
 06/30/1998          $19,655          $34,543        4.06%
 07/31/1998          $18,940          $34,173       -1.07%
 08/31/1998          $19,566          $29,232      -14.46%
 09/30/1998          $20,625          $31,106        6.41%
 10/31/1998          $20,245          $33,635        8.13%
 11/30/1998          $20,462          $35,673        6.06%
 12/31/1998          $20,956          $37,728        5.76%
 01/31/1999          $19,861          $39,305        4.18%
 02/28/1999          $18,917          $38,082       -3.11%
 03/31/1999          $18,601          $39,605        4.00%
 04/30/1999          $19,769          $41,138        3.87%
 05/31/1999          $20,668          $40,167       -2.36%
 06/30/1999          $19,944          $42,397        5.55%
 07/31/1999          $19,634          $41,074       -3.12%
 08/31/1999          $19,614          $40,869       -0.50%
 09/30/1999          $18,876          $39,749       -2.74%
 10/31/1999          $19,230          $42,265        6.33%
 11/30/1999          $18,090          $43,123        2.03%
 12/31/1999          $17,863          $45,663        5.89%
 01/31/2000          $18,878          $43,370       -5.02%
 02/29/2000          $17,469          $42,551       -1.89%
 03/31/2000          $18,089          $46,712        9.78%
 04/30/2000          $19,161          $45,306       -3.01%
 05/31/2000          $19,413          $44,377       -2.05%
 06/30/2000          $18,529          $45,469        2.46%
 07/31/2000          $19,317          $44,760       -1.56%
 08/31/2000          $21,359          $47,539        6.21%
 09/30/2000          $23,500          $45,029       -5.28%
 10/31/2000          $23,393          $44,840       -0.42%
 11/30/2000          $24,253          $41,307       -7.88%
 12/31/2000          $25,305          $41,509        0.49%
 01/31/2001          $22,714          $42,983        3.55%
 02/28/2001          $24,042          $39,063       -9.12%
 03/31/2001          $24,362          $36,586       -6.34%
 04/30/2001          $25,374          $39,429        7.77%
 05/31/2001          $25,528          $39,693        0.67%
 06/30/2001          $24,232          $38,728       -2.43%
 07/31/2001          $23,387          $38,349       -0.98%
 08/31/2001          $23,699          $35,948       -6.26%
 09/30/2001          $22,776          $33,047       -8.07%

7. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index (outstanding shares times price), with each stock's weight in the index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

8. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

Past performance does not guarantee future results.


--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                  9/30/01
--------------------------------------------------------------------------------
1-Year                                                                    -6.37%

5-Year                                                                    +7.82%

Since Inception (5/1/95)                                                  +8.97%

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(8)                                                         9/30/01
--------------------------------------------------------------------------------
1-Year                                                                    -3.89%

5-Year                                                                    +8.96%

10-Year                                                                   +8.58%

--------------------------------------------------------------------------------

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights

FRANKLIN DYNATECH FUND

                                                                                YEAR ENDED SEPTEMBER 30,
                                                    --------------------------------------------------------------------------------
CLASS A                                                 2001            2000(c)           1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........       $     28.60      $     23.11      $     17.84      $     18.48      $     14.03
                                                    --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a)....................               .44              .56              .37              .27              .10
 Net realized and unrealized gains (losses)..             (9.70)            5.30             5.14              .23             4.81
                                                    --------------------------------------------------------------------------------
Total from investment operations ............             (9.26)            5.86             5.51              .50             4.91
                                                    --------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................              (.58)            (.37)            (.24)            (.17)            (.06)
 Net realized gains .........................                --               --               --             (.97)            (.40)
                                                    --------------------------------------------------------------------------------
Total distributions .........................              (.58)            (.37)            (.24)           (1.14)            (.46)
                                                    --------------------------------------------------------------------------------
Net asset value, end of year ................       $     18.76      $     28.60      $     23.11      $     17.84      $     18.48
                                                    ================================================================================

Total return(b) .............................            (32.86)%          25.57%           31.15%            3.06%           35.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............       $   530,074      $   809,140      $   499,471      $   215,864      $   188,102
Ratios to average net assets:
 Expenses ...................................               .95%             .94%            1.00%            1.02%            1.04%
 Net investment income ......................              1.93%            1.98%            1.70%            1.55%             .75%
Portfolio turnover rate .....................              4.07%            5.45%            6.49%           10.84%            5.59%


CLASS B
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........       $ 28.45          $ 28.05
                                                    ----------------------------
Income from investment operations:
 Net investment income(a)....................           .25              .28
 Net realized and unrealized gains (losses) .         (9.62)             .12
                                                    ----------------------------
Total from investment operations ............         (9.37)             .40
                                                    ----------------------------
Less distributions from net investment income          (.51)              --
                                                    ----------------------------
Net asset value, end of year ................       $ 18.57          $ 28.45
                                                    ============================
Total return(b) .............................        (33.37)%           1.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............       $ 5,473          $ 4,749
Ratios to average net assets:
 Expenses ...................................          1.70%            1.73%(d)
 Net investment income ......................          1.13%            1.43%(d)
Portfolio turnover rate .....................          4.07%            5.45%


(a)Based on average shares outstanding effective year ended September 30, 1999.

(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)For the period February 1, 2000 (effective date) to September 30, 2000 for Class B.

(d)Annualized

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights (continued)

FRANKLIN DYNATECH FUND (CONT.)

                                                                                YEAR ENDED SEPTEMBER 30,
                                                    --------------------------------------------------------------------------------
CLASS C                                                 2001            2000             1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........       $     27.95      $     22.64      $     17.53      $     18.30      $     14.03
                                                    --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a)....................               .27              .34              .22              .15              .07
 Net realized and unrealized gains (losses) .             (9.50)            5.21             5.05              .17             4.66
                                                    --------------------------------------------------------------------------------
Total from investment operations ............             (9.23)            5.55             5.27              .32             4.73
                                                    --------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................              (.38)            (.24)            (.16)            (.12)            (.06)
 Net realized gains .........................                --               --               --             (.97)            (.40)
                                                    --------------------------------------------------------------------------------
Total distributions .........................              (.38)            (.24)            (.16)           (1.09)            (.46)
                                                    --------------------------------------------------------------------------------
Net asset value, end of year ................       $     18.34      $     27.95      $     22.64      $     17.53      $     18.30
                                                    ================================================================================
Total return(b) .............................            (33.36)%          24.65%           30.20%            2.03%           34.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............       $    77,204      $   126,313      $    73,890      $    12,358      $     3,386
Ratios to average net assets:
 Expenses ...................................              1.70%            1.69%            1.75%            1.79%            1.82%
 Net investment income ......................              1.19%            1.23%            1.00%             .81%             .25%
Portfolio turnover rate .....................              4.07%            5.45%            6.49%           10.84%            5.59%


(a)Based on average shares outstanding effective year ended September 30, 1999.

(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

                       See notes to financial statements.                     45

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2001

DYNATECH FUND                                        SHARES            VALUE
--------------------------------------------------------------------------------
   COMMON STOCKS AND RIGHTS 38.0%
   AIR FREIGHT/COURIERS .4%
   C.H. Robinson Worldwide Inc. ........              40,000      $    1,158,400
   United Parcel Service Inc., B .......              20,000           1,039,600
                                                                  --------------
                                                                       2,198,000
                                                                  --------------
(a)BIOTECHNOLOGY 3.0%
   Aclara Biosciences Inc. .............              28,000             157,360
   Affymetrix Inc. .....................               2,200              35,310
   Amgen Inc. ..........................             100,000           5,877,000
   Chiron Corp. ........................              30,000           1,331,100
   Genentech Inc. ......................             243,200          10,700,800
                                                                  --------------
                                                                      18,101,570
                                                                  --------------
(a)BROADCASTING .3%
   Entercom Communications Corp. .......              60,000           2,040,000

(a)CABLE/SATELLITE TV .9%
   General Motors Corp., H .............             170,000           2,266,100
   Liberty Media Corp., A ..............             260,000           3,302,000
   NDS Group PLC, ADR (United Kingdom) .               3,500              71,435
                                                                  --------------
                                                                       5,639,535
                                                                  --------------
   CHEMICALS: SPECIALTY .2%
   Sigma-Aldrich Corp. .................              30,000           1,356,000
                                                                  --------------
(a)COMPUTER COMMUNICATIONS 1.3%
   Brocade Communications Systems Inc. .              40,000             561,200
   Cisco Systems Inc. ..................             600,000           7,308,000
   Juniper Networks Inc. ...............              20,000             194,000
                                                                  --------------
                                                                       8,063,200
                                                                  --------------
(a)COMPUTER PERIPHERALS .4%
   EMC Corp. ...........................             180,000           2,115,000
                                                                  --------------
   COMPUTER PROCESSING HARDWARE 3.6%
(a)Apple Computer Inc. .................              60,000             930,600
   Compaq Computer Corp. ...............             300,000           2,493,000
   Hewlett-Packard Co. .................             220,000           3,542,000
   International Business Machines Corp.             110,000          10,153,000
(a)NCR Corp. ...........................              80,000           2,372,000
(a)Sun Microsystems Inc. ...............             330,000           2,729,100
                                                                  --------------
                                                                      22,219,700
                                                                  --------------
   CONTRACT DRILLING
   Transocean Sedco Forex Inc. .........               5,808             153,331
                                                                  --------------
   DATA PROCESSING SERVICES .9%
   First Data Corp. ....................              90,000           5,243,400
                                                                  --------------
   ELECTRONIC EQUIPMENT/INSTRUMENTS 1.1%
(a)Agilent Technologies Inc. ...........             178,140           3,482,637
(a)JDS Uniphase Corp. ..................             333,000           2,104,560
   Symbol Technologies Inc. ............             101,250           1,062,113
                                                                  --------------
                                                                       6,649,310
                                                                  --------------
(a)ELECTRONIC PRODUCTION EQUIPMENT .7%
   Applied Materials Inc. ..............             140,000           3,981,600
                                                                  --------------
   ELECTRONICS/APPLIANCES .5%
   Sony Corp., ADR (Japan) .............             100,000           3,320,000
                                                                  --------------
   FINANCIAL CONGLOMERATES .4%
   Citigroup Inc. ......................              66,666           2,699,973
                                                                  --------------
   FINANCIAL PUBLISHING/SERVICES .2%
    Equifax Inc. .......................              50,000           1,095,000
                                                                  --------------

FRANKLIN CUSTODIAN FUNDS, INC.

DYNATECH FUND                                           SHARES          VALUE
--------------------------------------------------------------------------------
   COMMON STOCKS AND RIGHTS (CONT.)
   HOUSEHOLD/PERSONAL CARE .2%
   Estee Lauder Cos. Inc., A .....................       40,000      $ 1,326,000
                                                                     -----------
(a)INFORMATION TECHNOLOGY SERVICES .5%
   Computer Sciences Corp. .......................       70,000        2,321,900
   Equant NV, N.Y. (Netherlands) .................       50,000          487,500
                                                                     -----------
                                                                       2,809,400
                                                                     -----------
   INSURANCE BROKERS/SERVICES .2%
(a)ChoicePoint Inc. ..............................        6,000          249,840
   American International Group 1 ................       10,000          780,000
                                                                     -----------
                                                                       1,029,840
                                                                     -----------
(a)INTERNET SOFTWARE/SERVICES 1.3%
   Check Point Software Technologies Ltd. (Israel)      300,000        6,606,000
   Inktomi Corp. .................................      130,000          356,200
   VeriSign Inc. .................................       20,000          838,000
   Vignette Corp. ................................       33,200          117,528
   Yahoo! Inc. ...................................       25,000          220,250
                                                                     -----------
                                                                       8,137,978
                                                                     -----------
   MAJOR TELECOMMUNICATIONS .9%
(a)France Telecom SA, rts., 6/29/04 (France) .....       50,000          541,000
   Sprint Corp. (FON Group) ......................       80,000        1,920,800
   Worldcom Inc.-MCI Group .......................        8,000          121,840
(a)Worldcom Inc.-Worldcom Group ..................      200,000        3,008,000
                                                                     -----------
                                                                       5,591,640
                                                                     -----------
   MANAGED HEALTH CARE .7%
   UnitedHealth Group Inc. .......................       60,000        3,990,000
                                                                     -----------
   MEDIA CONGLOMERATES 1.2%
(a)AOL Time Warner Inc. ..........................      200,000        6,620,000
   News Corp. Ltd., ADR (Australia) ..............       20,000          482,000
                                                                     -----------
                                                                       7,102,000
                                                                     -----------
   MEDICAL DISTRIBUTORS .4%
   McKesson Corp. ................................       60,000        2,267,400
                                                                     -----------
   MEDICAL SPECIALTIES 1.0%
(a)Inhale Therapeutic Systems Inc. ...............       90,000        1,197,000
   Medtronic Inc. ................................      110,000        4,785,000
(a)Zimmer Holdings Inc. ..........................        7,000          194,250
                                                                     -----------
                                                                       6,176,250
                                                                     -----------
(a)MISCELLANEOUS COMMERCIAL SERVICES .2%
   Sabre Holdings Corp., A .......................       40,000        1,069,600
                                                                     -----------
   OILFIELD SERVICES/EQUIPMENT .2%
   Schlumberger Ltd. .............................       30,000        1,371,000
                                                                     -----------
(a)OTHER CONSUMER SERVICES .3%
   eBay Inc. .....................................       45,000        2,058,750
                                                                     -----------
(a)PACKAGED SOFTWARE 4.6%
   i2 Technologies Inc. ..........................      360,000        1,238,400
   Intuit Inc. ...................................       90,000        3,222,000
   Microsoft Corp. ...............................      410,000       20,979,700
   Oracle Corp. ..................................      130,000        1,635,400
   SpeechWorks International Inc. ................       20,000           98,600
   VERITAS Software Corp. ........................       70,000        1,290,800
                                                                     -----------
                                                                      28,464,900
                                                                     -----------

FRANKLIN CUSTODIAN FUNDS, INC.

DYNATECH FUND                                                                                           SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------

   COMMON STOCKS AND RIGHTS (CONT.)
   PHARMACEUTICALS: MAJOR 4.4%
   Bristol-Myers Squibb Co. ...................................................................            70,000      $  3,889,200
   Johnson & Johnson ..........................................................................            25,560         1,416,024
   Merck & Co. Inc. ...........................................................................            30,000         1,998,000
   Pfizer Inc. ................................................................................           397,500        15,939,750
   Schering-Plough Corp. ......................................................................           100,000         3,710,000
                                                                                                                       ------------
                                                                                                                         26,952,974
                                                                                                                       ------------
(a)RECREATIONAL PRODUCTS .4%
   Electronic Arts Inc. .......................................................................            60,000         2,740,200
                                                                                                                       ------------
   SEMICONDUCTORS 4.8%
   Intel Corp. ................................................................................         1,120,000        22,836,800
   Linear Technology Corp. ....................................................................           130,000         4,264,000
(a)Xilinx Inc. ................................................................................            90,000         2,117,700
                                                                                                                       ------------
                                                                                                                         29,218,500
                                                                                                                       ------------
   TELECOMMUNICATIONS EQUIPMENT 2.5%
   Corning Inc. ...............................................................................           113,100           997,541
   Lucent Technologies Inc. ...................................................................           160,000           916,800
   Motorola Inc. ..............................................................................           575,750         8,981,700
   Nokia Corp., ADR (Finland) .................................................................           250,000         3,912,500
   Nortel Networks Corp. (Canada) .............................................................           140,000           785,400
                                                                                                                       ------------
                                                                                                                         15,593,941
                                                                                                                       ------------
   WIRELESS COMMUNICATIONS .3%
(a)TeleCorp PCS Inc. ..........................................................................            27,600           304,980
   Vodafone Group PLC, ADR (United Kingdom) ...................................................            70,000         1,537,200
                                                                                                                       ------------
                                                                                                                          1,842,180
                                                                                                                       ------------
   TOTAL COMMON STOCKS AND RIGHTS (COST $244,470,199) .........................................                         232,618,172
                                                                                                                       ------------

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT
                                                                                                     ------------
   SHORT TERM INVESTMENTS 62.2%
   U.S. GOVERNMENT AND AGENCY SECURITIES 17.9%
   FFCB, 3.15%, 10/01/01 ......................................................................      $ 50,000,000        50,000,000
   FHLB, 3.15%, 10/01/01 ......................................................................        20,000,000        20,000,000
   FNMA, 2.05%, 10/15/01 ......................................................................         3,000,000         2,996,979
   FNMA, 2.05%, 10/16/01 ......................................................................         3,000,000         2,996,763
   FNMA, 2.05%, 10/17/01 ......................................................................         3,000,000         2,996,547
   FNMA, 2.05%, 10/18/01 ......................................................................         3,000,000         2,996,331
   FNMA, 2.05%, 10/19/01 ......................................................................         3,000,000         2,996,115
   FNMA, 2.10%, 11/15/01 ......................................................................        25,000,000        24,919,675
                                                                                                                       ------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $109,902,333) ............................                         109,902,410
                                                                                                                       ------------

FRANKLIN CUSTODIAN FUNDS, INC.

                                                                                                          PRINCIPAL
DYNATECH FUND                                                                                               AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
(b)REPURCHASE AGREEMENT 44.3%
   Joint Repurchase Agreement, 3.204%, 10/01/01 (Maturity Value $271,793,189)(COST $271,720,640)         $271,720,640   $271,720,640
                                                                                                                        ------------
    ABN AMRO Inc. (Maturity Value $22,997,831)
    Barclays Capital Inc. (Maturity Value $22,997,831)
    Bear, Stearns & Co. Inc. (Maturity Value $22,997,831)
    BMO Nesbitt Burns Corp. (Maturity Value $22,997,831)
    BNP Paribas Securities Corp. (Maturity Value $22,997,831)
    Credit Suisse First Boston Corp. (Maturity Value $22,997,831)
    Deutsche Bank Alex Brown Inc. (Maturity Value $22,997,831)
    Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $22,997,831)
    Lehman Brothers Inc. (Maturity Value $18,817,048)
    Morgan Stanley & Co. Inc. (Maturity Value $22,997,831)
    SG Cowen Securities Corp. (Maturity Value $22,997,831)
    UBS Warburg LLC (Maturity Value $22,997,831)
     Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S. Government Agency Securities
                                                                                                                        ------------
   TOTAL SHORT TERM INVESTMENTS (COST $381,622,973)                                                                      381,623,050
                                                                                                                        ------------
   TOTAL INVESTMENTS (COST $626,093,172) 100.2%                                                                          614,241,222
   OTHER ASSETS, LESS LIABILITIES (.2)%                                                                                  (1,490,113)
                                                                                                                        ------------
   NET ASSETS 100.0%                                                                                                    $612,751,109
                                                                                                                        ============


(a)Non-income producing.

(b)See note 1(c) regarding joint repurchase agreement.

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights

FRANKLIN GROWTH FUND

                                                                              YEAR ENDED SEPTEMBER 30,
                                                                              ------------------------
CLASS A                                             2001              2000              1999(c)            1998             1997
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........     $     36.91       $     33.21       $     28.58       $     27.09       $     22.82
                                                -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) .................             .23               .45               .39               .49               .36
 Net realized and unrealized gains (losses)           (7.26)             3.96              4.89              1.71              4.34
                                                -----------------------------------------------------------------------------------
Total from investment operations ..........           (7.03)             4.41              5.28              2.20              4.70
                                                -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income ....................            (.40)             (.45)             (.44)             (.47)             (.23)
 Net realized gains .......................           (1.67)             (.26)             (.21)             (.24)             (.20)
                                                -----------------------------------------------------------------------------------
Total distributions .......................           (2.07)             (.71)             (.65)             (.71)             (.43)
                                                -----------------------------------------------------------------------------------
Net asset value, end of year ..............     $     27.81       $     36.91       $     33.21       $     28.58       $     27.09
                                                ===================================================================================

Total return(b) ...........................          (20.12)%           13.53%            18.63%             8.22%            20.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........     $ 1,657,387       $ 2,149,928       $ 2,119,740       $ 1,635,780       $ 1,435,561
Ratios to average net assets:
 Expenses .................................             .91%              .93%              .89%              .88%              .89%
 Net investment income ....................             .69%             1.27%             1.19%             1.78%             1.60%
Portfolio turnover rate ...................             .29%             8.12%             3.74%              .58%             1.77%


CLASS B
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ........   $  36.54               $  33.03           $ 31.45
                                              ------------           ----------     -----------
Income from investment operations:
 Net investment income(a) .................       (.03)                   .16               .14
 Net realized and unrealized gains (losses)      (7.18)                  3.96              1.44
                                              -------------------------------------------------
Total from investment operations ..........      (7.21)                  4.12              1.58
                                              -------------------------------------------------
Less distributions from:
 Net investment income ....................       (.20)                  (.35)               --
 Net realized gains .......................      (1.67)                  (.26)               --
                                              -------------------------------------------------
Total distributions .......................      (1.87)                  (.61)               --
                                              --------------------------------------------------
Net asset value, end of year ..............   $  27.46               $  36.54            $ 33.03
                                              ==================================================

Total return(b) ...........................     (20.74)%                12.68%              5.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........   $ 66,095               $ 38,353            $17,271
Ratios to average net assets:
 Expenses .................................       1.66%                  1.68%              1.65%(d)
 Net investment income (loss) .............       (.10)%                  .45%               .57%(d)
Portfolio turnover rate ...................        .29%                  8.12%              3.74%

(a) Based on average shares outstanding effective year ended September 30, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.

(d)  Annualized

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights (continued)

FRANKLIN GROWTH FUND (CONT.)

                                                                              YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------------------------------------------------------

CLASS C                                               2001             2000            1999             1998            1997(c)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $     36.19      $     32.58      $     28.11      $     26.70      $     22.60
                                                 -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................           (.02)             .18              .14              .29              .20

 Net realized and unrealized gains (losses) .          (7.13)            3.91             4.81             1.66             4.25
                                                 -------------------------------------------------------------------------------
Total from investment operations ............          (7.15)            4.09             4.95             1.95             4.45
                                                 -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.13)            (.22)            (.27)            (.30)            (.15)
 Net realized gains .........................          (1.67)            (.26)            (.21)            (.24)            (.20)
                                                 -------------------------------------------------------------------------------
Total distributions .........................          (1.80)            (.48)            (.48)            (.54)            (.35)
                                                 -------------------------------------------------------------------------------
Net asset value, end of year ................    $     27.24      $     36.19      $     32.58      $     28.11      $     26.70
                                                 ===============================================================================
Total return(b) .............................         (20.72)%          12.71%           17.71%            7.39%           19.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $   310,650      $   374,483      $   362,216      $   189,572      $   117,218
Ratios to average net assets:
 Expenses ...................................           1.66%            1.68%            1.65%            1.65%            1.66%
 Net investment income (loss) ...............           (.06)%            .52%             .45%            1.02%             .85%
Portfolio turnover rate .....................            .29%            8.12%            3.74%             .58%            1.77%


ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $     36.99      $     33.27      $     28.63      $     27.13      $     23.24
                                                 -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................            .31              .54              .46              .57              .25

 Net realized and unrealized gains (losses) .          (7.28)            3.97             4.90             1.69             3.64
                                                 -------------------------------------------------------------------------------
Total from investment operations ............          (6.97)            4.51             5.36             2.26             3.89
                                                 -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.49)            (.53)            (.51)            (.52)              --
 Net realized gains .........................          (1.67)            (.26)            (.21)            (.24)              --
                                                 -------------------------------------------------------------------------------
Total distributions .........................          (2.16)            (.79)            (.72)            (.76)              --
                                                 -------------------------------------------------------------------------------
Net asset value, end of year ................    $     27.86      $     36.99      $     33.27      $     28.63      $     27.13
                                                 ===============================================================================

Total return(b) .............................         (19.94)%          13.84%           18.89%            8.47%           16.74%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $    32,498      $    39,442      $    35,461      $    41,871      $    25,823
Ratios to average net assets:
 Expenses ...................................            .66%             .68%             .65%             .65%             .66%(d)
 Net investment income ......................            .94%            1.51%            1.41%            2.01%            1.93%(d)
Portfolio turnover rate .....................            .29%            8.12%            3.74%             .58%            1.77%

(a) Based on average shares outstanding effective year ended September 30, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period January 2, 1997 (effective date) to September 30, 1997 for Advisor Class.

(d)  Annualized

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2001

    GROWTH FUND                                                                                   SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 95.4%
    COMMERCIAL SERVICES 4.4%
(a) Dun & Bradstreet Corp. ..................................................                     122,000              $  3,416,000
    Equifax Inc. ............................................................                     400,000                 8,760,000
(a) Gartner Inc., B .........................................................                      63,537                   552,772
    Kelly Services Inc., A ..................................................                     300,000                 6,060,000
    Moody's Corp. ...........................................................                     244,000                 9,028,000
(a) Programming & Systems Inc. ..............................................                     345,300                     6,906
(a) R.H. Donnelley Corp. ....................................................                      48,800                 1,274,656
    R.R. Donnelley & Sons Co. ...............................................                     256,000                 6,924,800
(a) Robert Half International Inc. ..........................................                     300,000                 6,003,000
(a) Sabre Holdings Corp., A .................................................                     800,000                21,392,000
    W.W. Grainger Inc. ......................................................                     500,000                19,425,000
    Wallace Computer Services Inc. ..........................................                     500,000                 7,950,000
                                                                                                                     --------------
                                                                                                                         90,793,134
                                                                                                                     --------------
(a) COMMUNICATIONS .2%
    Nextel Communications Inc., A ...........................................                     350,000                 3,031,000
                                                                                                                     --------------
    CONSUMER DURABLES 2.8%
    Eastman Kodak Co. .......................................................                     300,000                 9,759,000
    Genuine Parts Co. .......................................................                     461,700                14,709,762
    Harley-Davidson Inc. ....................................................                     200,000                 8,100,000
    Hasbro Inc. .............................................................                     600,000                 8,400,000
(a) Mattel Inc. .............................................................                   1,000,000                15,660,000
    Polaroid Corp. ..........................................................                     200,000                   104,000
                                                                                                                     --------------
                                                                                                                         56,732,762
                                                                                                                     --------------
    CONSUMER NON-DURABLES 2.8%
    American Greetings Corp., A .............................................                     900,000                11,916,000
    Hershey Foods Corp. .....................................................                     258,200                16,878,534
    International Flavors & Fragrances Inc. .................................                     500,000                13,845,000
    Tootsie Roll Industries Inc. ............................................                      19,982                   764,511
    V.F. Corp. ..............................................................                     500,000                14,635,000
                                                                                                                     --------------
                                                                                                                         58,039,045
                                                                                                                     --------------
    CONSUMER SERVICES 4.6%
(a) AOL Time Warner Inc. ....................................................                   1,350,000                44,685,000
    Carnival Corp. ..........................................................                     500,000                11,010,000
(a) Intervisual Books Inc. ..................................................                      20,000                    16,000
(a) USA Networks Inc. .......................................................                     600,200                10,791,596
(a) Viacom Inc., A ..........................................................                     200,000                 6,990,000
(a) Viacom Inc., B ..........................................................                     100,000                 3,450,000
    The Walt Disney Co. .....................................................                   1,000,000                18,620,000
                                                                                                                     --------------
                                                                                                                         95,562,596
                                                                                                                     --------------
    ELECTRONIC TECHNOLOGY 18.6%
(a) Agilent Technologies Inc. ...............................................                     300,000                 5,865,000
(a) Apple Computer Inc. .....................................................                     500,000                 7,755,000
(a) Avaya Inc. ..............................................................                      41,666                   412,493
    Boeing Co. ..............................................................                   1,000,000                33,500,000
(a) Cisco Systems Inc. ......................................................                   1,350,000                16,443,000
    Compaq Computer Corp. ...................................................                     500,000                 4,155,000
(a) Conexant Systems Inc. ...................................................                     300,000                 2,490,000
    Corning Inc. ............................................................                     500,000                 4,410,000
(a) Dell Computer Corp. .....................................................                     500,000                 9,265,000
(a) Dionex Corp. ............................................................                     250,000                 6,305,000
(a) EMC Corp. ...............................................................                     500,000                 5,875,000
(a) Gateway Inc. ............................................................                     500,000                 2,725,000
    General Dynamics Corp. ..................................................                     500,000                44,160,000
    Hewlett-Packard Co. .....................................................                     800,000                12,880,000

FRANKLIN CUSTODIAN FUNDS, INC

    GROWTH FUND                                                                                   SHARES                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ELECTRONIC TECHNOLOGY (CONT.)
    Intel Corp. .............................................................                     800,000              $ 16,312,000
    International Business Machines Corp. ...................................                     560,000                51,688,000
(a) JDS Uniphase Corp. ......................................................                     300,000                 1,896,000
(a) Juniper Networks Inc. ...................................................                     200,000                 1,940,000
    Lockheed Martin Corp. ...................................................                     500,000                21,875,000
    Lucent Technologies Inc. ................................................                     500,000                 2,865,000
(a) Micrel Inc. .............................................................                      25,000                   498,500
    Nokia Corp., ADR (Finland) ..............................................                     500,000                 7,825,000
    Nortel Networks Corp. (Canada) ..........................................                     500,000                 2,805,000
    Northrop Grumman Corp. ..................................................                     500,000                50,500,000
    PerkinElmer Inc. ........................................................                     100,000                 2,624,000
    Raytheon Co. ............................................................                     600,000                20,850,000
    Rockwell Collins Inc. ...................................................                     100,000                 1,420,000
    Rockwell International Corp. ............................................                     100,000                 1,468,000
(a) Sun Microsystems Inc. ...................................................                   1,600,000                13,232,000
    Texas Instruments Inc. ..................................................                     500,000                12,490,000
(a) Waters Corp. ............................................................                     500,000                17,885,000
                                                                                                                     --------------
                                                                                                                        384,413,993
                                                                                                                     --------------
    ENERGY MINERALS 1.5%
    Anadarko Petroleum Corp. ................................................                      46,243                 2,223,364
    BP PLC, ADR (United Kingdom) ............................................                     295,200                14,514,984
    Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) ......................                     280,000                14,070,000
                                                                                                                     --------------
                                                                                                                         30,808,348
                                                                                                                     --------------
(a) FINANCE .2%
    ChoicePoint Inc. ........................................................                     120,000                 4,996,800
                                                                                                                     --------------
    HEALTH SERVICES 1.5%
    Cardinal Health Inc. ....................................................                     236,250                17,470,688
(a) Caremark RX Inc. ........................................................                      75,625                 1,261,425
    IMS Health Inc. .........................................................                     500,000                12,525,000
(a) SYNAVANT Inc. ...........................................................                      24,400                    73,200
                                                                                                                     --------------
                                                                                                                         31,330,313
                                                                                                                     --------------
    HEALTH TECHNOLOGY 22.2%
    Abbott Laboratories .....................................................                     400,000                20,740,000
    Allergan Inc. ...........................................................                     400,000                26,520,000
    American Home Products Corp. ............................................                     600,000                34,950,000
(a) Amgen Inc. ..............................................................                     800,000                47,016,000
    Baxter International Inc. ...............................................                     500,000                27,525,000
    Bristol-Myers Squibb Co. ................................................                     640,000                35,558,400
(a) Edwards Lifesciences Corp. ..............................................                      50,000                 1,120,000
(a) Immunex Corp. ...........................................................                     300,000                 5,595,000
    Johnson & Johnson .......................................................                     996,000                55,178,400
    Lilly (Eli) & Co. .......................................................                     400,000                32,280,000
    Merck & Co. Inc. ........................................................                     400,000                26,640,000
    Pfizer Inc. .............................................................                   1,920,000                76,992,000
    Schering-Plough Corp. ...................................................                   1,800,000                66,780,000
(a) Zimmer Holdings Inc. ....................................................                      64,000                 1,776,000
                                                                                                                     --------------
                                                                                                                        458,670,800
                                                                                                                     --------------
    INDUSTRIAL SERVICES 2.6%
    El Paso Corp. ...........................................................                     800,000                33,240,000
    Schlumberger Ltd. .......................................................                     400,000                18,280,000
    Transocean Sedco Forex Inc. .............................................                      77,440                 2,044,416
                                                                                                                     --------------
                                                                                                                         53,564,416
                                                                                                                     --------------

FRANKLIN CUSTODIAN FUNDS, INC.

    GROWTH FUND                                                                                   SHARES                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    NON-ENERGY MINERALS
    Deltic Timber Corp. .....................................................                      11,428            $      289,128
                                                                                                                     --------------
    PROCESS INDUSTRIES 6.1%
    Air Products & Chemicals Inc. ...........................................                     500,000                19,290,000
    Canadian Pacific Ltd. (Canada) ..........................................                     500,000                16,045,000
    Eastman Chemical Co. ....................................................                      25,000                   907,500
(a) Ionics Inc. .............................................................                     400,000                 8,844,000
    Millipore Corp. .........................................................                     400,000                21,176,000
    National Service Industries Inc. ........................................                     500,000                10,325,000
    NCH Corp. ...............................................................                     200,000                 7,838,000
    Pall Corp. ..............................................................                     500,000                 9,725,000
    RPM Inc. ................................................................                     500,000                 4,725,000
    Sigma-Aldrich Corp. .....................................................                     200,000                 9,040,000
    Textron Inc. ............................................................                     525,000                17,645,250
                                                                                                                     --------------
                                                                                                                        125,560,750
                                                                                                                     --------------
    PRODUCER MANUFACTURING 14.8%
(a) American Power Conversion Corp. .........................................                     500,000                 5,840,000
    ArvinMeritor Inc. .......................................................                      12,499                   178,611
    Avery Dennison Corp. ....................................................                     462,000                21,857,220
    Caterpillar Inc. ........................................................                     300,000                13,440,000
    Deere & Co. .............................................................                     300,000                11,283,000
    Emerson Electric Co. ....................................................                     500,000                23,530,000
    Illinois Tool Works Inc. ................................................                     500,000                27,055,000
    Ingersoll-Rand Co. ......................................................                     501,000                16,933,800
    Minnesota Mining & Manufacturing Co. ....................................                     400,000                39,360,000
    Molex Inc. ..............................................................                     146,483                 4,117,637
    Molex Inc., A ...........................................................                     146,483                 3,559,537
(a) Osmonics Inc. ...........................................................                     300,000                 3,750,000
    Pitney Bowes Inc. .......................................................                     500,000                19,100,000
    Teleflex Inc. ...........................................................                     500,000                18,695,000
    Thomas & Betts Corp. ....................................................                     500,000                 8,740,000
    Tyco International Ltd. (Bermuda) .......................................                   1,550,052                70,527,366
    United Technologies Corp. ...............................................                     400,000                18,600,000
                                                                                                                     --------------
                                                                                                                        306,567,171
                                                                                                                     --------------
    RETAIL TRADE 1.0%
    Albertson's Inc. ........................................................                     350,000                11,158,000
    Tiffany & Co. ...........................................................                     350,000                 7,577,500
    Weis Markets Inc. .......................................................                      58,218                 1,618,460
                                                                                                                     --------------
                                                                                                                         20,353,960
                                                                                                                     --------------
    TECHNOLOGY SERVICES 6.1%
    Automatic Data Processing Inc. ..........................................                     800,000                37,632,000
(a) Certegy Inc. ............................................................                     200,000                 5,192,000
    Computer Associates International Inc. ..................................                     500,000                12,870,000
(a) Computer Sciences Corp. .................................................                   1,000,000                33,170,000
(a) Microsoft Corp. .........................................................                     500,000                25,585,000
(a) Oracle Corp. ............................................................                     350,000                 4,403,000
(a) Yahoo! Inc. .............................................................                     800,000                 7,048,000
                                                                                                                     --------------
                                                                                                                        125,900,000
                                                                                                                     --------------
    TRANSPORTATION 6.0%
(a) Alaska Air Group Inc. ...................................................                     500,000                 9,985,000
(a) AMR Corp. ...............................................................                   1,080,000                20,671,200
    British Airways PLC, ADR (United Kingdom) ...............................                     500,000                13,350,000
(a) Continental Airlines Inc., B ............................................                     500,000                 7,500,000
    Delta Air Lines Inc. ....................................................                   1,000,000                26,350,000

FRANKLIN CUSTODIAN FUNDS, INC.

    GROWTH FUND                                                                                   SHARES                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TRANSPORTATION (CONT.)
    KLM Royal Dutch Airlines, N.Y. shs. (Netherlands) .......................                     500,001              $  4,090,008
(a) Northwest Airlines Corp. ................................................                     500,000                 5,705,000
    Providence & Worchester Railroad Co. ....................................                      85,000                   566,950
    Southwest Airlines Co. ..................................................                      65,200                   967,568
    UAL Corp. ...............................................................                   1,000,000                18,260,000
    Union Pacific Corp. .....................................................                     300,000                14,070,000
(a) US Airways Group Inc. ...................................................                     500,000                 2,325,000
                                                                                                                     --------------
                                                                                                                        123,840,726
                                                                                                                     --------------
    TOTAL COMMON STOCKS (COST $1,307,394,241) ...............................                                         1,970,454,942
                                                                                                                     --------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                                                                                ------
    SHORT TERM INVESTMENTS 5.2%
    U.S. GOVERNMENT AND AGENCY SECURITIES 4.3%
    FNMA, 2.05%, 10/15/01 ...................................................                $ 10,000,000                 9,989,930
    FNMA, 2.05%, 10/16/01 ...................................................                  10,000,000                 9,989,210
    FNMA, 2.05%, 10/17/01 ...................................................                  10,000,000                 9,988,490
    FNMA, 2.05%, 10/18/01 ...................................................                  10,000,000                 9,987,770
    FNMA, 2.05%, 11/15/01 ...................................................                  50,000,000                49,839,350
                                                                                                                    ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $89,833,443) ..........                                            89,794,750
                                                                                                                    ---------------
(b) REPURCHASE AGREEMENT .9%
    Joint Repurchase Agreement, 3.204%, 10/01/01
    (Maturity Value $18,472,360) (COST $18,467,429) .........................                  18,467,429                18,467,429
    ABN AMRO Inc. (Maturity Value $1,563,042)
    Barclays Capital Inc. (Maturity Value $1,563,042)
    Bear, Stearns & Co. Inc. (Maturity Value $1,563,042)
    BMO Nesbitt Burns Corp. (Maturity Value $1,563,042)
    BNP Paribas Securities Corp. (Maturity Value $1,563,042)
    Credit Suisse First Boston Corp. (Maturity Value $1,563,042)
    Deutsche Bank Alex Brown Inc. (Maturity Value $1,563,042)
    Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $1,563,042)
    Lehman Brothers Inc. (Maturity Value $1,278,898)
    Morgan Stanley & Co. Inc. (Maturity Value $1,563,042)
    SG Cowen Securities Corp. (Maturity Value $1,563,042)
    UBS Warburg LLC (Maturity Value $1,563,042)
      Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S.
      Government Agency Securities
                                                                                                                    ---------------
 TOTAL SHORT TERM INVESTMENTS (COST $108,300,872) ...........................                                           108,262,179
                                                                                                                    ---------------
 TOTAL INVESTMENTS (COST $1,415,695,113) 100.6% .............................                                         2,078,717,121
 OTHER ASSETS, LESS LIABILITIES (.6)% .......................................                                           (12,085,966)
                                                                                                                    ---------------
 NET ASSETS 100.0% ..........................................................                                       $ 2,066,631,155
                                                                                                                    ===============

(a)  Non-income producing

(b)  See note 1(c) regarding joint repurchase agreement.

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights

FRANKLIN INCOME FUND

                                                                               YEAR ENDED SEPTEMBER 30,
                                                ------------------------------------------------------------------------------------
CLASS A                                              2001             2000             1999(c)           1998               1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........     $      2.35       $      2.23       $      2.34       $      2.49       $      2.30
                                                -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) .................             .17               .18               .17               .17               .18
 Net realized and unrealized gains (losses)            (.15)              .13              (.09)             (.11)              .20
                                                -----------------------------------------------------------------------------------
Total from investment operations ..........             .02               .31               .08               .06               .38
                                                -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income ....................            (.18)             (.18)             (.18)             (.18)             (.18)
 Net realized gains .......................            (.03)             (.01)             (.01)             (.03)             (.01)
                                                -----------------------------------------------------------------------------------
Total distributions .......................            (.21)             (.19)             (.19)             (.21)             (.19)
                                                -----------------------------------------------------------------------------------
Net asset value, end of year ..............     $      2.16       $      2.35       $      2.23       $      2.34       $      2.49
                                                ===================================================================================

Total return(b) ...........................             .58%            14.68%             4.02%             2.23%            17.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........     $ 5,960,990       $ 6,083,135       $ 6,776,804       $ 7,704,983       $ 7,738,746
Ratios to average net assets:
 Expenses .................................             .73%              .76%              .73%              .72%              .72%
 Net investment income ....................            7.54%             8.01%             7.46%             6.83%             7.45%
Portfolio turnover rate ...................           28.13%            24.41%            17.35%            22.01%            16.15%

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........                  $    2.35                    $    2.24                    $    2.36
                                                             -------------------------------------------------------------------
Income from investment operations
 Net investment income(a) .................                        .16                          .17                          .12
 Net realized and unrealized gains (losses)                       (.14)                         .12                         (.11)
                                                             -------------------------------------------------------------------
Total from investment operations ..........                        .02                          .29                          .01
                                                             -------------------------------------------------------------------
Less distributions from:
 Net investment income ....................                       (.17)                        (.17)                        (.13)
 Net realized gains .......................                       (.03)                        (.01)                          --
                                                             -------------------------------------------------------------------
Total distributions .......................                       (.20)                        (.18)                        (.13)
                                                             -------------------------------------------------------------------
Net asset value, end of year ..............                  $    2.17                    $    2.35                    $    2.24
                                                             ===================================================================

Total return(b) ...........................                        .10%                       14.09%                         .34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........                  $ 446,245                    $ 140,711                    $  83,031
Ratios to average net assets:
 Expenses .................................                       1.23%                        1.26%                        1.23%(d)
 Net investment income ....................                       7.02%                        7.49%                        7.22%(d)
Portfolio turnover rate ...................                      28.13%                       24.41%                       17.35%

(a) Based on average shares outstanding effective year ended September 30, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.

(d)  Annualized

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN INCOME FUND (CONT.)

                                                                               YEAR ENDED SEPTEMBER 30,
                                                     ---------------------------------------------------------------------------
CLASS C                                              2001              2000            1999            1998              1997(c)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $      2.36       $      2.24     $      2.34     $      2.49       $      2.30
                                                 -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................            .16               .17             .16             .16               .16
 Net realized and unrealized gains (losses) .           (.15)              .13            (.08)           (.11)              .21
                                                 -------------------------------------------------------------------------------
Total from investment operations ............            .01               .30             .08             .05               .37
                                                 -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.17)             (.17)           (.17)           (.17)             (.17)
 Net realized gains .........................           (.03)             (.01)           (.01)           (.03)             (.01)
                                                 -------------------------------------------------------------------------------
Total distributions .........................           (.20)             (.18)           (.18)           (.20)             (.18)
                                                 -------------------------------------------------------------------------------
Net asset value, end of year ................    $      2.17       $      2.36     $      2.24     $      2.34       $      2.49
                                                 ===============================================================================

Total return(b) .............................            .09%            14.54%           3.46%           1.70%            16.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $ 1,080,315       $   872,662     $   997,438     $ 1,014,634       $   695,355
Ratios to average net assets:
 Expenses ...................................           1.23%             1.26%           1.23%           1.22%             1.22%
 Net investment income ......................           7.04%             7.51%           6.97%           6.35%             6.96%
Portfolio turnover rate .....................          28.13%            24.41%          17.35%          22.01%            16.15%

ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $      2.34       $      2.23     $      2.34     $      2.48       $      2.34
                                                 -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................            .18               .18             .17             .17               .14
 Net realized and unrealized gains (losses) .           (.15)              .12            (.09)           (.10)              .14
                                                 -------------------------------------------------------------------------------
Total from investment operations ............            .03               .30             .08             .07               .28
                                                 -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.18)             (.18)           (.18)           (.18)             (.14)
 Net realized gains .........................           (.03)             (.01)           (.01)           (.03)               --
                                                 -------------------------------------------------------------------------------
Total distributions .........................           (.21)             (.19)           (.19)           (.21)             (.14)
                                                 -------------------------------------------------------------------------------
Net asset value, end of year ................    $      2.16       $      2.34     $      2.23     $      2.34       $      2.48
                                                 ===============================================================================
Total return(b) .............................           1.21%            14.90%           3.71%           2.82%            12.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $    22,737       $    21,220     $    23,891     $    21,851       $    13,318
Ratios to average net assets:
 Expenses ...................................            .58%              .61%            .58%            .57%              .57%(d)
 Net investment income ......................           7.69%             8.16%           7.60%           7.02%             7.58%(d)
Portfolio turnover rate .....................          28.13%            24.41%          17.35%          22.01%            16.15%

(a) Based on average shares outstanding effective year ended September 30, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period January 2, 1997 (effective date) to September 30, 1997 for Advisor Class.

(d)  Annualized

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2001

    INCOME FUND                                                                         COUNTRY            SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 31.6%
(b) COMMUNICATIONS .2%
    Telecom Argentina Stet - France Telecom SA, B, ADR ............................     Argentina         1,700,000   $   14,773,000
                                                                                                                      --------------
    CONSUMER DURABLES 1.8%
    Ford Motor Co. ................................................................   United States       1,700,000       29,495,000
    General Motors Corp. ..........................................................   United States       2,500,000      107,250,000
                                                                                                                      --------------
                                                                                                                         136,745,000
                                                                                                                      --------------
    CONSUMER NON-DURABLES 8.3%
    Philip Morris Cos. Inc. .......................................................   United States      11,000,000      531,190,000
    R.J. Reynolds Tobacco Holdings Inc. ...........................................   United States         933,500       53,340,190
    UST Inc. ......................................................................   United States       1,100,000       36,520,000
                                                                                                                      --------------
                                                                                                                         621,050,190
                                                                                                                      --------------
    ENERGY MINERALS 2.3%
    Canadian Oil Sands Trust ......................................................       Canada          5,100,000      119,937,330
(a) Chesapeake Energy Corp. .......................................................   United States       1,786,400       10,093,160
    Petroleo Brasileiro SA, ADR ...................................................       Brazil          2,100,000       41,475,000
                                                                                                                      --------------
                                                                                                                         171,505,490
                                                                                                                      --------------
    NON-ENERGY MINERALS 1.5%
    Anglo American Platinum Corp. Ltd., ADR .......................................    South Africa         800,000       26,643,723
(b) Anglo American PLC, ADR .......................................................   United Kingdom        726,520        8,660,118
(b) AngloGold Ltd., ADR ...........................................................    South Africa       2,700,000       43,092,000
    Impala Platinum Holdings Ltd., ADR ............................................    South Africa         800,000       28,242,347
(a) Kinross Gold Corp. ............................................................       Canada         11,000,000       10,653,922
                                                                                                                      --------------
                                                                                                                         117,292,110
                                                                                                                      --------------
    PROCESS INDUSTRIES .4%
    Dow Chemical Co. ..............................................................   United States         850,000       27,846,000
                                                                                                                      --------------
    REAL ESTATE 1.0%
    First Industrial Realty Trust Inc. ............................................   United States         900,000       27,000,000
    Liberty Property Trust ........................................................   United States         800,000       22,952,000
    ProLogis Trust ................................................................   United States       1,025,600       21,640,160
                                                                                                                      --------------
                                                                                                                          71,592,160
                                                                                                                      --------------
    UTILITIES 16.1%
    American Electric Power Co. Inc. ..............................................   United States       2,500,000      108,075,000
    Cinergy Corp. .................................................................   United States       2,000,000       61,740,000
    Dominion Resources Inc. .......................................................   United States         900,000       53,415,000
    DTE Energy Co. ................................................................   United States         600,000       25,830,000
(a) Edison International ..........................................................   United States       1,300,000       17,108,000
    Energy East Corp. .............................................................   United States       1,900,000       38,209,000
    Entergy Corp. .................................................................   United States       2,500,000       88,900,000
    Exelon Corp. ..................................................................   United States       1,000,000       44,600,000
    FirstEnergy Corp. .............................................................   United States       1,400,000       50,330,000
    FPL Group Inc. ................................................................   United States         500,000       26,775,000
    GPU Inc. ......................................................................   United States       1,700,000       68,612,000
    Hawaiian Electric Industries Inc. .............................................   United States         800,000       31,200,000
    KeySpan Corp. .................................................................   United States         950,000       31,578,000
(a) Mirant Corp. ..................................................................   United States         150,000        3,285,000
(a) PG&E Corp. ....................................................................   United States       1,900,000       28,880,000
    Potomac Electric Power Co. ....................................................   United States       1,900,000       41,724,000
    Public Service Enterprise Group Inc. ..........................................   United States       2,350,000       99,992,500
    Reliant Energy Inc. ...........................................................   United States       1,900,000       50,008,000
    Sempra Energy .................................................................   United States       1,300,000       32,175,000
    Sierra Pacific Resources ......................................................   United States       1,400,000       21,140,000

FRANKLIN CUSTODIAN FUNDS, INC

    INCOME FUND                                                                         COUNTRY            SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    UTILITIES (CONT.)
    Southern Co. ..................................................................   United States       2,500,000   $   59,950,000
    TXU Corp. .....................................................................   United States       2,500,000      115,800,000
    Xcel Energy Inc. ..............................................................   United States       3,900,000      109,785,000
                                                                                                                      --------------
                                                                                                                       1,209,111,500
                                                                                                                      --------------
(a) MISCELLANEOUS
    International Wireless Communications Holdings Inc. ...........................   United States         652,652          391,591
                                                                                                                      --------------
    TOTAL COMMON STOCKS (COST $1,664,944,034) .....................................                                    2,370,307,041
                                                                                                                      --------------
    PREFERRED STOCKS .1%
    COMMUNCIATIONS
    Nortel Inversora SA, B, ADR ...................................................     Argentina           524,000        2,929,160
                                                                                                                      --------------
    PROCESS INDUSTRIES .1%
(a) Asia Pulp & Paper Co. Ltd., 12.00%, pfd .......................................     Indonesia        75,000,000          421,875
    Freeport-McMoran Copper & Gold Inc., cum. variable pfd., Gold .................   United States         400,000        9,440,000
                                                                                                                      --------------
                                                                                                                           9,861,875
                                                                                                                      --------------
    TOTAL PREFERRED STOCKS (COST $79,707,445) .....................................                                       12,791,035
                                                                                                                      --------------
    CONVERTIBLE PREFERRED STOCKS 9.0%
    ENERGY MINERALS 2.3%
    Enron Corp. Into EOG Resources, 7.00%, cvt. pfd ...............................   United States         725,500       19,262,025
    Kerr-McGee Corp. Into Devon Energy, 5.50%, cvt. pfd ...........................   United States         829,000       28,600,500
    Lomak Financing Trust, 5.75%, cvt. pfd ........................................   United States       1,500,000       44,437,500
    Newfield Financial Trust I, 6.50%, cvt. pfd ...................................   United States         700,000       34,747,090
    Nuevo Financing I, 5.75%, cvt. pfd., A ........................................   United States       1,450,000       41,796,250
                                                                                                                      --------------
                                                                                                                         168,843,365
                                                                                                                      --------------
    INDUSTRIAL SERVICES .4%
    Weatherford International Inc., 5.00%, cvt. pfd ...............................   United States         830,000       32,167,144
                                                                                                                      --------------
    NON-ENERGY MINERALS .2%
    Hecla Mining Co., 7.00%, cvt. pfd., B .........................................   United States         375,000        3,393,750
    Newmont Mining Corp., 6.50%, cvt. pfd .........................................   United States         295,000       12,611,250
                                                                                                                      --------------
                                                                                                                          16,005,000
                                                                                                                      --------------
    PROCESS INDUSTRIES .2%
    Georgia-Pacific Corp., 7.50%, cvt. pfd ........................................   United States         500,000       16,625,000
                                                                                                                      --------------
    REAL ESTATE 4.4%
    Apartment Investment & Management Co., 8.00%, cvt. pfd., K ....................   United States       1,700,000       48,127,000
    Archstone Communities Trust, 7.00%, cvt. pfd., A ..............................   United States       1,040,000       36,493,600
    Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ................................   United States       2,100,000       38,556,000
    Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ............................   United States       3,400,000       65,416,000
    Host Marriott Corp., 6.75%, cvt. pfd ..........................................   United States       1,300,000       34,062,210
    Innkeepers USA Trust, 8.625%, cvt. pfd., A ....................................   United States       2,000,000       38,500,000
    Reckson Associates Realty Corp., 7.625%, cvt. pfd., A .........................   United States       1,900,000       43,700,000
    Vornado Realty Trust, 6.50%, cvt. pfd., A .....................................   United States         450,000       24,754,500
                                                                                                                      --------------
                                                                                                                         329,609,310
                                                                                                                      --------------
    TRANSPORTATION .5%
    Union Pacific Capital Trust, 6.25%, cvt. pfd ..................................   United States         900,000       39,926,700
                                                                                                                      --------------
    UTILITIES 1.0%
    CMS Energy Trust I, 7.75%, cvt. pfd ...........................................   United States       1,600,000       53,444,800
    Dominion Resources Inc., 9.50%, cvt. pfd ......................................   United States         354,900       20,850,375
                                                                                                                      --------------
                                                                                                                          74,295,175
                                                                                                                      --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $808,096,733) ........................                                      677,471,694
                                                                                                                      --------------

FRANKLIN CUSTODIAN FUNDS, INC.

                                                                                                         PRINCIPAL
    INCOME FUND                                                                         COUNTRY           AMOUNT(e)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS 21.9%
    COMMUNICATIONS 2.7%
    American Cellular Corp., senior sub. note, 9.50%, 10/15/09 ....................   United States    $ 34,700,000   $   32,444,500
    Crown Castle International Corp., senior note, 9.375%, 8/01/11 ................   United States      17,500,000       14,875,000
    Dobson Communications Corp., senior note, 10.875%, 7/01/10 ....................   United States      39,300,000       40,380,750
    Global Crossing Holdings Ltd., senior note, 9.50%, 11/15/09 ...................      Bermuda         75,100,000       31,917,500
(b) McLeodUSA Inc., senior note, 11.375%, 1/01/09 .................................   United States      32,900,000        9,705,500
    McLeodUSA Inc., senior note, 8.125%, 2/15/09 ..................................   United States      18,200,000        4,595,500
(d) Metrocall Inc., senior sub. note, 11.00%, 9/15/08 .............................   United States      32,000,000          480,000
(b) Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 .......................   United States      47,400,000       32,943,000
    Voicestream Wireless Corp., senior note, 10.375%, 11/15/09 ....................   United States      16,000,000       18,080,000
    Williams Communications Group Inc., senior note, 10.875%, 10/01/09 ............   United States      10,800,000        4,536,000
(b) XO Communications Inc., senior note, 10.75%, 6/01/09 ..........................   United States      51,000,000       10,200,000
                                                                                                                      --------------
                                                                                                                         200,157,750
                                                                                                                      --------------
    CONSUMER DURABLES .1%
    E&S Holdings Corp., senior sub. note, B, 10.375%, 10/01/06 ....................   United States      32,000,000        8,160,000
                                                                                                                      --------------
    CONSUMER NON-DURABLES 1.2%
    Compania De Alimentos Fargo SA, senior note, 13.25%, 8/01/08 ..................     Argentina        28,100,000       13,839,250
    Del Monte Corp., senior sub. note, 144A, 9.25%, 5/15/11 .......................   United States       6,600,000        6,765,000
    Doane Pet Care Co., senior sub. note, 9.75%, 5/15/07 ..........................   United States      15,381,000       12,381,705
    Evenflo Company Inc., senior note, B, 11.75%, 8/15/06 .........................   United States      33,950,000        8,445,063
    Hartmarx Corp., senior sub. note, 10.875%, 1/15/02 ............................   United States      14,000,000       14,000,000
    Playtex Products Inc., senior sub. note, 9.375%, 6/01/11 ......................   United States       5,800,000        5,887,000
    Revlon Consumer Products Corp., senior sub. note, 8.625%, 2/01/08 .............   United States      60,900,000       28,014,000
                                                                                                                      --------------
                                                                                                                          89,332,018
                                                                                                                      --------------
    CONSUMER SERVICES 6.7%
    Adelphia Communications Corp., senior note, 7.875%, 5/01/09 ...................   United States      53,600,000       43,684,000
(b) Adelphia Communications Corp., senior note, 10.875%, 10/01/10 .................   United States      16,700,000       14,946,500
(d) AMF Bowling Worldwide Inc., senior sub. note, B, 10.875%, 3/15/06 .............   United States      17,000,000          127,500
    Cablevision SA, 13.75%, 5/01/09 ...............................................     Argentina        19,800,000        8,959,500
(b) CanWest Media Inc., senior sub. note, 144A, 10.625%, 5/15/11 ..................       Canada         38,500,000       38,115,000
    Coast Hotel & Casino Inc., senior sub. note, 9.50%, 4/01/09 ...................   United States      38,900,000       37,538,500
    CSC Holdings Inc., senior sub. deb., 9.875%, 4/01/23 ..........................   United States      40,000,000       43,200,000
    EchoStar Broadband Corp., senior note, 10.375%, 10/01/07 ......................   United States      58,750,000       59,631,250
    Eldorado Resorts LLC, senior sub. note, 10.50%, 8/15/06 .......................   United States       8,000,000        7,240,000
    Lone Cypress Co., sub. note, 11.50%, 8/01/09 ..................................   United States      65,930,373       65,271,069
(b) NTL Communications Corp., senior note, B, 11.875%, 10/01/10 ...................   United Kingdom     48,500,000       24,492,500
    Six Flags Inc., senior note, 9.50%, 2/01/09 ...................................   United States      23,200,000       21,866,000
    Spanish Broadcasting System, senior sub. note, A, 144A, 9.625%, 11/01/09 ......   United States      26,200,000       23,187,000
    Station Casinos Inc., senior sub. note, 9.875%, 7/01/10 .......................   United States      42,600,000       38,766,000
(b) Venetian Casino/Las Vegas Sands, mortgage note, 12.25%, 11/15/04 ..............   United States      30,000,000       26,850,000
    Yell Finance BV, senior note, 144A, 10.75%, 8/01/11 ...........................   United Kingdom     21,650,000       21,866,500
    Young Broadcasting Inc., senior sub. note, 144A, 10.00%, 3/01/11 ..............   United States      35,000,000       28,175,000
                                                                                                                      --------------
                                                                                                                         503,916,319
                                                                                                                      --------------
    ELECTRONIC TECHNOLOGY 1.3%
(b) Amkor Technology Inc., senior sub. note, 10.50%, 5/01/09 ......................   United States      50,000,000       39,000,000
(d) Anacomp Inc., senior sub. note, B, 10.875%, 4/01/04 ...........................   United States      60,000,000       11,100,000
(b) Fairchild Semiconductor Corp., senior sub. note, 10.50%, 2/01/09 ..............   United States      48,400,000       46,948,000
                                                                                                                      --------------
                                                                                                                          97,048,000
                                                                                                                      --------------
    ENERGY MINERALS 3.0%
    Bellwether Exploration Co., senior sub. note, 10.875%, 4/01/07 ................   United States      39,000,000       36,075,000
(b) Chesapeake Energy Corp., senior note, 8.125%, 4/01/11 .........................   United States      35,000,000       33,075,000
    Conproca SA, S.F., senior secured note, 144A, 12.00%, 6/16/10 .................       Mexico         90,000,000       99,225,000
    Denbury Management Inc., senior sub. note, 9.00%, 3/01/08 .....................   United States      41,000,000       36,285,000
    P&L Coal Holdings Corp., senior sub. note, B, 9.625%, 5/15/08 .................   United States      10,800,000       11,259,000
    Plains Resources Inc., senior sub. note, B, 10.25%, 3/15/06 ...................   United States       8,000,000        8,120,000
                                                                                                                      --------------
                                                                                                                         224,039,000
                                                                                                                      --------------

FRANKLIN CUSTODIAN FUNDS, INC.

                                                                                                         PRINCIPAL
    INCOME FUND                                                                         COUNTRY           AMOUNT(e)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    FINANCE .5%
    Sovereign Bancorp Inc., senior note, 10.50%, 11/15/06 .........................   United States    $ 35,000,000   $   37,800,000
                                                                                                                      --------------
(d) HEALTH TECHNOLOGY .1%
    Dade International Inc., senior sub. note, B, 11.125%, 5/01/06 ................   United States      17,600,000        5,016,000

    INDUSTRIAL SERVICES 1.2%
(b) Allied Waste North America Inc., senior sub. note, B, 10.00%, 8/01/09 .........   United States      52,000,000       52,260,000
(d) First Wave Marine Inc., senior note, 11.00%, 2/01/08 ..........................   United States      10,000,000          825,000
(b) Great Lakes Dredge & Dock Corp., senior sub. note, 11.25%, 8/15/08 ............   United States      10,000,000       10,050,000
    Great Lakes Dredge & Dock Corp., senior sub. note, 144A, 11.25%, 8/15/08 ......   United States       5,100,000        5,125,500
    R&B Falcon Corp., senior note, B, 6.50%, 4/15/03 ..............................   United States      22,000,000       22,643,379
                                                                                                                      --------------
                                                                                                                          90,903,879
                                                                                                                      --------------
    NON-ENERGY MINERALS .1%
    Century Aluminum Co., first mortgage, 144A, 11.75%, 4/15/08 ...................   United States       9,900,000        9,751,500
                                                                                                                      --------------
    PROCESS INDUSTRIES 2.9%
    Applied Extrusion Technologies Inc., senior note, 144A, 10.75%, 7/01/11 .......   United States       9,700,000        9,700,000
    Consoltex Group Inc., senior sub. note, B, 11.00%, 10/01/03 ...................   United States      50,000,000       12,750,000
    Equistar Chemical, senior note, 144A, 10.125%, 9/01/08 ........................   United States      46,200,000       42,850,500
    Four M Corp., senior note, B, 12.00%, 6/01/06 .................................   United States      30,000,000       26,550,000
    Hercules Inc., senior note, A, 144A, 11.125%, 11/15/07 ........................   United States      19,900,000       19,203,500
    Printpack Inc., senior sub. note, B, 10.625%, 8/15/06 .........................   United States      50,000,000       50,750,000
    Riverwood International, senior sub. note, 10.875%, 4/01/08 ...................   United States      50,000,000       45,250,000
(d) Tjiwi Kimia Finance Mauritius, senior note, 10.00%, 8/01/04 ...................     Indonesia        97,000,000       13,095,000
                                                                                                                      --------------
                                                                                                                         220,149,000
                                                                                                                      --------------
    PRODUCER MANUFACTURING 1.4%
    Collins & Aikman Products, senior sub. note, 11.50%, 4/15/06 ..................   United States      15,400,000       13,783,000
    Louisiana Pacific Corp., senior sub. note, 10.875%, 11/15/08 ..................   United States      10,900,000       10,082,500
    Nortek Inc., senior sub. note, 9.875%, 6/15/11 ................................   United States      48,500,000       42,195,000
    Outsourcing Services Group Inc., senior sub. note, 10.875%, 3/01/06 ...........   United States      22,000,000       16,830,000
    Trench Electric & Trench Inc., senior sub. deb., 10.25%, 12/15/07 .............       Canada         30,000,000       21,150,000
                                                                                                                      --------------
                                                                                                                         104,040,500
                                                                                                                      --------------
    UTILITIES .7%
    AES Corp., senior note, 8.75%, 6/15/08 ........................................   United States      59,700,000       51,789,750
                                                                                                                      --------------
    TOTAL BONDS (COST $2,143,002,318) .............................................                                    1,642,103,716
                                                                                                                      --------------


    CONVERTIBLE BONDS 5.6%
    CONSUMER DURABLES .3%
    Exide Technologies., cvt., senior sub. note, 144A, 2.90%, 12/15/05 ............   United States      50,000,000       19,250,000
                                                                                                                      --------------
    CONSUMER SERVICES .7%
    Adelphia Communications Corp., cvt., 6.00%, 2/15/06 ...........................   United States      50,000,000       35,312,500
    Charter Communications Inc., cvt., 4.75%, 6/01/06 .............................   United States      25,000,000       19,093,750
                                                                                                                      --------------
                                                                                                                          54,406,250
                                                                                                                      --------------
    ELECTRONIC TECHNOLOGY .5%
    International Rectifier Corp., cvt., 4.25%, 7/15/07 ...........................   United States      35,000,000       26,381,250
    Juniper Networks Inc., cvt., 4.75%, 3/15/07 ...................................   United States      13,800,000        8,538,750
    Trans-Lux Corp., cvt., sub. note, 7.50%, 12/01/06 .............................   United States       8,000,000        6,070,000
                                                                                                                      --------------
                                                                                                                          40,990,000
                                                                                                                      --------------
    HEALTH TECHNOLOGY .3%
    ICN Pharmaceuticals Inc., cvt., 144A, 6.50%, 7/15/08 ..........................   United States      23,000,000       23,000,000
                                                                                                                      --------------
    INDUSTRIAL SERVICES .4%
    Key Energy Services Inc., cvt., 5.00%, 9/15/04 ................................   United States      31,800,000       29,613,750
                                                                                                                      --------------

FRANKLIN CUSTODIAN FUNDS, INC.

                                                                                                        PRINCIPAL
    INCOME FUND                                                                        COUNTRY           AMOUNT(e)         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    CONVERTIBLE BONDS (CONT.)
    NON-ENERGY MINERALS 1.2%
    Ashanti Capital Ltd., cvt., 5.50%, 3/15/03 ....................................      Ghana      $ 50,000,000      $   41,562,500
    Coeur d'Alene Mines Corp., cvt. senior sub. deb., 6.00%, 6/10/02 ..............  United States       900,000             315,000
    Coeur d'Alene Mines Corp., cvt. sub. deb., 6.375%, 1/31/04 ....................  United States    20,000,000           7,450,000
    Trizec Hahn Corp. Into Barrick Gold Corp., cvt. senior deb., 3.00%, 1/29/21 ...      Canada       70,000,000          41,912,500
                                                                                                                      --------------
                                                                                                                          91,240,000
                                                                                                                      --------------

    REAL ESTATE 2.2%
    Equity Office Properties Trust, senior exchangeable note, 144A, 7.25%, 11/15/08  United States    44,500,000          48,004,375
    Macerich Co., cvt. sub. deb., 144A, 7.25%, 12/15/02 ...........................  United States    65,000,000          62,643,750
    Meristar Hospitality Corp., cvt., sub. note, 4.75%, 10/15/04 ..................  United States    70,000,000          53,200,000
                                                                                                                      --------------
                                                                                                                         163,848,125
                                                                                                                      --------------
    TOTAL CONVERTIBLE BONDS (COST $491,914,649) ...................................                                      422,348,125
                                                                                                                      --------------


    U.S. GOVERNMENT AND AGENCY SECURITIES 10.0%
    FHLMC, 6.875%, 1/15/05 ........................................................  United States    90,000,000          98,609,670
    FNMA, 6.50%, 2/01/31 ..........................................................  United States     4,269,950           4,351,200
    FNMA, 6.50%, 4/01/31 ..........................................................  United States    11,576,036          11,784,148
    FNMA, 6.50%, 5/01/31 ..........................................................  United States    29,488,299          30,022,413
    FNMA, 6.50%, 6/01/31 ..........................................................  United States   240,250,705         244,578,843
    FNMA, 6.50%, 7/01/31 ..........................................................  United States    78,999,544          80,419,792
    FNMA, 6.50%, 8/01/31 ..........................................................  United States    94,756,198          96,459,719
    U.S. Treasury Note, 5.875%, 11/15/04 ..........................................  United States   173,000,000         185,569,661
                                                                                                                      --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $713,678,182) ...............                                      751,795,446
                                                                                                                      --------------


    FOREIGN GOVERNMENT AND AGENCY SECURITIES 4.3%
    Republic of Argentina, L, 6.00%, 3/31/23 ......................................    Argentina      98,000,000          59,780,000
    Republic of Brazil, 10.25%, 1/11/06 ...........................................      Brazil       46,625,000          40,738,594
    Republic of Brazil, 11.00%, 8/17/40 ...........................................      Brazil       37,146,000          23,715,307
    Republic of Brazil, L, FRN, 5.438%, 4/15/06 ...................................      Brazil       96,560,000          80,446,550
    Republic of Bulgaria, FRN, 4.563%, 7/28/11 ....................................     Bulgaria      59,400,000          46,183,500
    Republic of South Africa, 12.00%, 2/28/05 .....................................   South Africa   200,000,000 ZAR      23,530,893
    Republic of South Africa, 13.00%, 8/31/10 .....................................   South Africa   206,000,000 ZAR      25,869,749
    Republic of Turkey, 12.375%, 6/15/09 ..........................................      Turkey       25,000,000          22,687,500
                                                                                                                      --------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $371,314,236) ............                                      322,952,093
                                                                                                                      --------------

    ZERO COUPON/STEP-UP BONDS 4.3%
    APP Finance VI Mauritius Ltd., cvt., zero cpn., 11/18/12 ......................    Indonesia     150,000,000           2,250,000
    Charter Communications Holdings LLC, senior disc. note, zero cpn
      to 1/15/06, 13.50% thereafter, 1/15/11 ......................................  United States    29,150,000          17,052,750
    Charter Communications Holdings LLC, senior disc. note, zero cpn
      to 4/01/04, 9.92% thereafter, 4/01/11 .......................................  United States    64,900,000          42,022,750
    Crown Castle International Corp., senior disc. note, zero cpn. to
      8/01/04, 11.25% thereafter, 8/01/11 .........................................  United States    71,200,000          41,652,000
    Huntsman ICI Chemicals, senior disc. note, zero cpn., 12/31/09 ................  United States    97,500,000          20,962,500
    Level 3 Communications Inc., senior disc. note, zero cpn. to
      12/01/03, 10.50% thereafter, 12/01/08 .......................................  United States    86,600,000          22,949,000
    Microcell Telecommunications Inc., senior disc. note, zero cpn
      to 6/01/04, 12.00% thereafter, 6/01/09 ......................................      Canada       50,000,000          14,750,000
    Nextel Communications Inc., senior disc. note, zero cpn. to
      2/15/03, 9.95% thereafter, 2/15/08 ..........................................  United States    90,000,000          47,925,000
    Nextel International Inc., senior disc. note, zero cpn. to
      4/15/03, 12.125% thereafter, 4/15/08 ........................................  United States    64,700,000          10,190,250
    Orion Network Systems Inc., senior disc. note, zero cpn. to
      1/15/02, 12.50% thereafter, 1/15/07 .........................................  United States     3,500,000           1,067,500
    Quebecor Media Inc., senior disc. note, 144A, zero cpn. to
      7/15/06, 13.75% thereafter, 7/15/11 .........................................      Canada       55,200,000          30,084,000
    Spectrasite Holdings Inc., senior disc. note, zero cpn. to
      4/15/04, 11.25% thereafter, 4/15/09 .........................................  United States    37,200,000          10,974,000
    Spectrasite Holdings Inc., senior disc. note, zero cpn. to
      3/15/05, 12.875% thereafter, 3/15/10 ........................................  United States    41,800,000          11,077,000
    United Pan-Europe Communications NV, senior disc. note, zero
      cpn. to 8/01/04, 12.50% thereafter, 8/01/09 .................................   Netherlands     36,900,000           2,583,000
    VoiceStream Wireless Corp., senior disc. note, zero cpn. to
      11/15/04, 11.875% thereafter, 11/15/09 ......................................  United States    23,000,000          19,435,000
    XO Communications Inc., senior disc. note, zero cpn. to
      6/01/04, 12.25% thereafter, 6/01/09 .........................................  United States    44,000,000           3,740,000
    Yell Finance BV, senior disc. note, 144A, zero cpn. to
      8/01/06, 13.50% thereafter, 8/01/11 .........................................  United Kingdom   42,000,000          21,630,000
                                                                                                                      --------------
    TOTAL ZERO COUPON/STEP-UP BONDS (COST $606,304,251) ...........................                                      320,344,750
                                                                                                                      --------------
    TOTAL LONG TERM INVESTMENTS (COST $6,878,961,848) .............................                                    6,520,113,900
                                                                                                                      --------------

FRANKLIN CUSTODIAN FUNDS, INC.

                                                                                                         PRINCIPAL
    INCOME FUND                                                                         COUNTRY           AMOUNT(e)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 13.5%
    U.S. GOVERNMENT AND AGENCY SECURITIES 6.5%
    FHLB, 2.00%, 10/17/01 .........................................................   United States    $ 70,000,000   $   69,919,430
    FNMA, 2.05%, 10/15/01 .........................................................   United States      37,000,000       36,962,741
    FNMA, 2.05%, 10/16/01 .........................................................   United States      37,000,000       36,960,077
    FNMA, 2.05%, 10/17/01 .........................................................   United States      37,000,000       36,957,413
    FNMA, 2.05%, 10/18/01 .........................................................   United States      37,000,000       36,954,749
    FNMA, 2.05%, 10/19/01 .........................................................   United States      37,000,000       36,952,085
    FNMA, 2.10%, 11/09/01 .........................................................   United States     235,000,000      234,345,760
                                                                                                                      --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $489,234,597) ...............                                      489,052,255
                                                                                                                      --------------
    REPURCHASE AGREEMENTS 7.0%
(c) Joint Repurchase Agreement, 3.204%, 10/01/01
       (Maturity Value $399,657,850) ..........................................                         399,551,170      399,551,170
    ABN AMRO Inc. (Maturity Value $33,819,047)
    Barclays Capital Inc. (Maturity Value $33,819,047)
    Bear, Stearns & Co. Inc. (Maturity Value $33,819,047)
    BMO Nesbitt Burns Corp. (Maturity Value $33,819,047)
    BNP Paribas Securities Corp. (Maturity Value $33,819,047)
    Credit Suisse First Boston Corp. (Maturity Value $33,819,047)
    Deutsche Bank Alex Brown Inc. (Maturity Value $33,819,047)
    Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $33,815,050)
    Lehman Brothers Inc. (Maturity Value $27,664,321)
    Morgan Stanley & Co. Inc. (Maturity Value $33,815,050)
    SG Cowen Securities Corp. (Maturity Value $33,815,050)
    UBS Warburg LLC (Maturity Value $33,815,050)
    Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S. Government
       Agency Securities
(b) Bear, Stearns & Co. Inc., 3.380%, 10/01/01 (Maturity Value $25,009,389) ...                          25,002,347       25,002,347
       Collateralized by U.S. Treasury Notes
(b) Deutsche Banc Alex Brown Inc., 3.380%, 10/01/01 (Maturity Value
       $25,009,389) ...........................................................                          25,002,347       25,002,347
    Collateralized by U.S. Treasury Notes
(b) Merrill Lynch Government Securities Inc., 3.250%, 10/01/01 (Maturity
      Value $25,009,118) ......................................................                          25,002,247       25,002,247
    Collateralized by U.S. Treasury Notes
(b) Morgan Stanley & Co., 3.400%, 10/01/01 (Maturity Value $25,064,277) .......                          25,057,177       23,057,177
    Collateralized by U.S. Treasury Notes
(b) UBS Warburg LLC, 3.420%, 10/01/01 (Maturity Value $25,009,501) ............                          25,002,375       25,002,375
    Collateralized by U.S. Treasury Notes
                                                                                                                    ---------------
    TOTAL REPURCHASE AGREEMENTS (COST $522,617,673) ...........................                                         522,617,673
                                                                                                                    ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $1,011,852,270) ........................                                       1,011,669,928
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $7,890,814,118) 100.3% ............................                                       7,531,783,828

    OTHER ASSETS, LESS LIABILITIES (.3)% ......................................                                         (21,497,560)
                                                                                                                    ---------------
    NET ASSETS 100.0% .........................................................                                     $ 7,510,286,268
                                                                                                                    ===============

    CURRENCY ABBREVIATION:
    ZAR - South African Rand


(a)  Non-income producing

(b)  See Note 1(d) regarding securities lending.

(c)  See Note 1(c) regarding joint repurchase agreement.

(d)  See Note 6 regarding defaulted securities.

(e) The principal amount is stated in U.S. dollars unless otherwise indicated.

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                                                YEAR ENDED SEPTEMBER 30,
                                                     -------------------------------------------------------------------------------
CLASS A                                                  2001            2000           1999(d)            1998            1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $      6.63     $      6.62     $      6.99       $      6.89     $      6.72
                                                     -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ........................           .41             .43             .44               .46             .48

 Net realized and unrealized gains (losses) ......           .33             .01            (.37)              .10             .17
                                                     -------------------------------------------------------------------------------
Total from investment operations .................           .74             .44             .07               .56             .65
                                                     -------------------------------------------------------------------------------
Less distributions from net investment income ....          (.44)           (.43)           (.44)             (.46)           (.48)
                                                     -------------------------------------------------------------------------------
Net asset value, end of year .....................   $      6.93     $      6.63     $      6.62       $      6.99     $      6.89
                                                     ===============================================================================

Total return(b) ..................................         11.52%           6.90%           1.05%             8.41%          10.08%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $ 7,197,334     $ 6,852,374     $ 7,895,906       $ 9,049,829     $ 9,350,751

Ratios to average net assets:

 Expenses ........................................           .68%            .70%            .67%              .65%            .64%

 Net investment income ...........................          6.12%           6.62%           6.43%             6.67%           7.01%

Portfolio turnover rate(c) .......................         19.18%           3.98%          15.04%            25.98%           1.74%


CLASS B
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $      6.63     $      6.62     $      6.91
                                                     ----------------------------------------------

Income from investment operations:

 Net investment income(a) ........................           .37             .39             .30

 Net realized and unrealized gains (losses) ......           .33             .01            (.28)
                                                     ----------------------------------------------

Total from investment operations .................           .70             .40             .02
                                                     ----------------------------------------------

Less distributions from net investment income ....          (.40)           (.39)           (.31)
                                                     ----------------------------------------------

Net asset value, end of year .....................   $      6.93     $      6.63     $      6.62
                                                     ==============================================


Total return(b) ..................................         10.94%           6.35%            .25%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $   225,517     $    80,167     $    51,433

Ratios to average net assets:

 Expenses ........................................          1.22%           1.25%           1.22%(e)

 Net investment income ...........................          5.51%           6.07%           5.93%(e)

Portfolio turnover rate(c) .......................         19.18%           3.98%          15.04%


(a) Based on average shares outstanding effective year ended September 30, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Maturity of U.S. government issues and the reinvestment of the proceeds thereof are considered as purchases and sales of securities in computing the portfolio turnover rate.

(d) For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.

(e) Annualized

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights (continued)

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONT.)

                                                                                YEAR ENDED SEPTEMBER 30,
                                                    --------------------------------------------------------------------------------
CLASS C                                                 2001            2000            1999            1998           1997(d)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............   $      6.61     $      6.60     $      6.97     $      6.87     $      6.70
                                                    --------------------------------------------------------------------------------

Income from investment operations:


 Net investment income(a) .......................           .37             .39             .40             .42             .44

 Net realized and unrealized gains (losses) .....           .33             .01            (.37)            .10             .17
                                                    --------------------------------------------------------------------------------

Total from investment operations ................           .70             .40             .03             .52             .61
                                                    --------------------------------------------------------------------------------

Less distributions from net investment income ...          (.40)           (.39)           (.40)           (.42)           (.44)
                                                    --------------------------------------------------------------------------------

Net asset value, end of year ....................   $      6.91     $      6.61     $      6.60     $      6.97     $      6.87
                                                    ================================================================================


Total return(b) .................................         10.96%           6.36%            .50%           7.85%           9.48%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $   422,114     $   264,413     $   308,961     $   271,665     $   120,818

Ratios to average net assets:

 Expenses .......................................          1.22%           1.25%           1.22%           1.21%           1.20%

 Net investment income ..........................          5.55%           6.08%           5.89%           6.10%           6.44%

Portfolio turnover rate(c) ......................         19.18%           3.98%          15.04%          25.98%           1.74%


ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............   $      6.64     $      6.63     $      7.00     $      6.90     $      6.76
                                                    --------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .......................           .43             .44             .45             .47             .38

 Net realized and unrealized gains (losses) .....           .32              --            (.37)            .10             .12
                                                    --------------------------------------------------------------------------------

Total from investment operations ................           .75             .44             .08             .57             .50
                                                    --------------------------------------------------------------------------------

Less distributions from net investment income ...          (.45)           (.43)           (.45)           (.47)           (.36)
                                                    --------------------------------------------------------------------------------

Net asset value, end of year ....................   $      6.94     $      6.64     $      6.63     $      7.00     $      6.90
                                                    ================================================================================


Total return(b) .................................         11.63%           7.02%           1.16%           8.51%           7.68%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................   $    19,960     $    46,775     $    15,544     $    36,308     $    14,469

Ratios to average net assets:

 Expenses .......................................           .57%            .60%            .57%            .56%            .56%(e)

 Net investment income ..........................          6.30%           6.73%           6.53%           6.75%           7.01%(e)

Portfolio turnover rate(c) ......................         19.18%           3.98%          15.04%          25.98%           1.74%


(a) Based on average shares outstanding effective year ended September 30, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Maturity of U.S. government issues and the reinvestment of the proceeds thereof are considered as purchases and sales of securities in computing the portfolio turnover rate.

(d) For the period January 2, 1997 (effective date) to September 30, 1997 for Advisor Class.

(e) Annualized


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2001

                                                                                                      PRINCIPAL
U.S. GOVERNMENT SECURITIES FUND                                                                         AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 97.5%

   GNMA I, SF, 5.50%, 5/15/28 - 1/15/29 ........................................................    $   12,748,215    $   12,467,151

   GNMA II, 5.50%, 11/20/28 - 3/20/29 ..........................................................        22,999,775        22,290,822

   GNMA I, SF, 6.00%, 9/15/23 - 10/01/31 .......................................................       112,202,453       113,051,949

   GNMA II, 6.00%, 10/20/23 - 10/01/31 .........................................................       786,837,254       785,558,230

(a)GNMA I, SF, 6.50%, 3/15/03 - 9/15/31 ........................................................     1,830,251,674     1,878,596,660

   GNMA II, 6.50%, 6/20/24 - 7/20/28 ...........................................................       282,558,727       288,459,585

   GNMA I, SF, 6.75%, 3/15/26 - 5/15/26 ........................................................         2,213,715         2,288,065

   GNMA PL, 6.75%, 1/15/34 .....................................................................        35,163,440        36,914,719

(a)GNMA I, SF, 7.00%, 4/15/16 - 8/15/31 ........................................................     1,916,192,176     1,994,790,981

   GNMA II, 7.00%, 2/20/28 - 12/20/30 ..........................................................        79,975,896        82,748,898

   GNMA PL, 7.00%, 9/15/35 .....................................................................         8,766,660         9,383,083

   GNMA I, SF, 7.25%, 10/15/25 - 1/15/26 .......................................................         4,291,434         4,436,093

   GNMA I, SF, 7.50%, 6/15/05 - 7/15/31 ........................................................     1,003,281,008     1,051,905,477

   GNMA II, 7.50%, 10/20/22 - 12/20/26 .........................................................        66,263,752        69,236,955

   GNMA I, SF, 7.70%, 12/15/20 - 1/15/22 .......................................................         6,581,269         6,957,182

   GNMA I, SF, 8.00%, 10/15/07 - 10/15/30 ......................................................       540,585,310       574,348,471

   GNMA II, 8.00%, 8/20/16 - 6/20/30 ...........................................................        52,281,491        55,051,244

   GNMA PL, 8.00%, 1/15/32 - 5/15/32 ...........................................................        13,833,113        14,107,955

   GNMA I, SF, 8.25%, 3/15/27 - 11/15/27 .......................................................         2,355,154         2,499,544

   GNMA I, GPM, 8.25%, 3/15/17 - 11/15/17 ......................................................         2,879,226         3,084,623

   GNMA PL, 8.25%, 2/15/28 .....................................................................        12,520,731        13,101,178

   GNMA I, SF, 8.50%, 5/15/16 - 11/15/24 .......................................................        81,022,787        87,585,853

   GNMA II, 8.50%, 4/20/16 - 6/20/25 ...........................................................        15,828,974        17,060,527

   GNMA II, GPM, 8.75%, 3/20/17 - 7/20/17 ......................................................           329,369           348,045

   GNMA I, SF, 9.00%, 10/15/04 - 7/15/23 .......................................................       100,565,935       110,119,688

   GNMA II, 9.00%, 5/20/16 - 11/20/21 ..........................................................         4,872,424         5,313,453

   GNMA I, GPM, 9.25%, 5/15/16 - 1/15/17 .......................................................         1,646,475         1,809,700

   GNMA I, SF, 9.50%, 5/15/09 - 2/15/23 ........................................................        54,983,380        61,043,927

   GNMA II, 9.50%, 8/20/15 - 4/20/25 ...........................................................         3,650,997         4,036,803

   GNMA I, GPM, 10.00%, 11/15/09 - 11/15/13 ....................................................         1,746,254         1,912,150

   GNMA I, SF, 10.00%, 4/15/12 - 3/15/25 .......................................................        63,668,906        71,349,983

   GNMA II, 10.00%, 8/20/15 - 3/20/21 ..........................................................         6,555,055         7,458,120

   GNMA I, GPM, 10.25%, 2/15/16 - 2/15/21 ......................................................           382,543           428,321

   GNMA I, SF, 10.50%, 12/15/09 - 10/15/21 .....................................................        46,903,733        53,107,175

   GNMA I, SF, 15, 10.50%, 12/15/02 ............................................................            10,553            10,911

   GNMA II, 10.50%, 9/20/13 - 3/20/21 ..........................................................        11,498,277        13,161,288

   GNMA I, GPM, 11.00%, 12/15/09 - 3/15/11 .....................................................         3,692,983         4,121,257

   GNMA I, SF, 11.00%, 11/15/09 - 5/15/21 ......................................................        41,521,139        47,172,637

   GNMA II, 11.00%, 8/20/13 - 1/20/21 ..........................................................         2,678,680         3,062,832

   GNMA I, GPM, 11.25%, 6/15/13 - 1/15/16 ......................................................         1,505,727         1,708,474

   GNMA I, GPM, 11.50%, 7/15/10 - 6/15/13 ......................................................           411,999           468,708

   GNMA I, SF, 11.50%, 2/15/13 - 12/15/17 ......................................................         9,065,043        10,425,851

   GNMA II, 11.50%, 9/20/13 - 4/20/18 ..........................................................           699,074           802,891

   GNMA II, GPM, 11.50%, 7/20/13 - 1/20/14 .....................................................           117,596           134,693

   GNMA I, GPM, 11.75%, 7/15/13 - 12/15/15 .....................................................           234,591           269,026

   GNMA I, GPM, 12.00%, 10/15/10 - 1/15/13 .....................................................           152,785           174,783

   GNMA I, SF, 12.00%, 5/15/11 - 7/15/18 .......................................................        40,045,716        46,640,052

   GNMA II, 12.00%, 9/20/13 - 2/20/16 ..........................................................         1,787,324         2,104,261

   GNMA I, GPM, 12.50%, 4/15/10 - 10/15/11 .....................................................           397,781           457,308

   GNMA I, SF, 12.50%, 1/15/10 - 8/15/18 .......................................................        38,316,038        44,820,515

   GNMA II, 12.50%, 9/20/13 - 11/20/15 .........................................................         1,854,986         2,213,461

   GNMA I, GPM, 12.75%, 5/15/14 - 6/15/15 ......................................................             8,863            10,392

   GNMA I, SF, 13.00%, 7/15/10 - 1/15/16 .......................................................        37,810,749        44,729,737

   GNMA II, 13.00%, 10/20/13 - 9/20/15 .........................................................         1,252,849         1,491,132
                                                                                                                      --------------
   TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (COST $7,401,068,454) .................                       7,666,832,819
                                                                                                                      --------------

FRANKLIN CUSTODIAN FUNDS, INC.

                                                                                                      PRINCIPAL
U.S. GOVERNMENT SECURITIES FUND                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS .6%
   U.S. Treasury Bill, 11/29/01 (COST $49,827,916) .............................................    $  50,000,000   $    49,811,550
                                                                                                                    ----------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $7,450,896,370) .........................                      7,716,644,369
                                                                                                                    ----------------
(b)REPURCHASE AGREEMENT 3.5%

   Barclays Capital Inc., 3.25%, 10/01/01 (Maturity Value $277,960,261) (COST $277,885,000)
    Collateralized by U.S. Treasury Notes ......................................................      277,885,000       277,885,000
                                                                                                                    ----------------
   TOTAL INVESTMENTS (COST $7,728,781,370) 101.6% ..............................................                      7,994,529,369

   OTHER ASSETS, LESS LIABILITIES (1.6)% .......................................................                       (129,604,500)
                                                                                                                    ----------------

   NET ASSETS 100.0% ...........................................................................                    $ 7,864,924,869
                                                                                                                    ===============

(a) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

(b) See Note 1(c) regarding repurchase agreement.

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights

FRANKLIN UTILITIES FUND

                                                                               YEAR ENDED SEPTEMBER 30,
                                                    --------------------------------------------------------------------------------
CLASS A                                                 2001            2000           1999(c)            1998            1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............   $     10.89     $      9.58     $     11.36        $     10.04     $      9.73
                                                    --------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .......................           .46             .43             .48                .52             .53

 Net realized and unrealized gains (losses) .....          (.86)           1.69           (1.41)              1.58             .73
                                                    --------------------------------------------------------------------------------

Total from investment operations ................          (.40)           2.12            (.93)              2.10            1.26
                                                    --------------------------------------------------------------------------------

Less distributions from:

 Net investment income ..........................          (.45)           (.45)           (.52)              (.52)           (.52)

 Net realized gains .............................          (.02)           (.36)           (.33)              (.26)           (.43)
                                                    --------------------------------------------------------------------------------

Total distributions .............................          (.47)           (.81)           (.85)              (.78)           (.95)
                                                    --------------------------------------------------------------------------------

Net asset value, end of year ....................   $     10.02     $     10.89     $      9.58        $     11.36     $     10.04
                                                    ================================================================================

Total return(b) .................................         (4.03)%         24.27%          (8.54)%            21.71%          13.72%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................   $ 1,349,027     $ 1,574,897     $ 1,594,862        $ 2,054,546     $ 1,953,273

Ratios to average net assets:

 Expenses .......................................           .79%            .83%            .80%               .76%            .75%

 Net investment income ..........................          4.26%           4.74%           4.60%              4.73%           5.26%

Portfolio turnover rate .........................         34.03%          19.86%          33.99%             11.77%           7.24%


CLASS B
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............   $     10.90     $      9.59     $     11.08
                                                    -------------------------------------------
Income from investment operations:

 Net investment income(a) .......................           .41             .38             .31

 Net realized and unrealized gains (losses) .....          (.87)           1.70           (1.44)
                                                    -------------------------------------------
Total from investment operations ................          (.46)           2.08           (1.13)
                                                    -------------------------------------------
Less distributions from:

 Net investment income ..........................          (.40)           (.41)           (.36)

 Net realized gains .............................          (.02)           (.36)             --
                                                    -------------------------------------------
Total distributions .............................          (.42)           (.77)           (.36)
                                                    -------------------------------------------
Net asset value, end of year ....................   $     10.02     $     10.90     $      9.59
                                                    ===========================================

Total return(b) .................................         (4.58)%         23.79%         (10.37)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................   $    15,212     $     8,819     $     3,142

Ratios to average net assets:

 Expenses .......................................          1.30%           1.34%           1.31%(d)

 Net investment income ..........................          3.74%           4.11%           4.12%(d)


Portfolio turnover rate .........................         34.03%          19.86%          33.99%

(a) Based on average shares outstanding effective year ended September 30, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.

(d) Annualized

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights (continued)

FRANKLIN UTILITIES FUND (CONT.)

                                                                              YEAR ENDED SEPTEMBER 30,
                                                     -------------------------------------------------------------------------------
CLASS C                                                 2001            2000            1999            1998           1997(c)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............    $    10.88      $     9.57      $    11.35      $    10.02      $     9.72
                                                     -------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .......................           .41             .38             .43             .46             .45

 Net realized and unrealized gains (losses) .....          (.87)           1.69           (1.42)           1.60             .76
                                                     -------------------------------------------------------------------------------

Total from investment operations ................          (.46)           2.07            (.99)           2.06            1.21
                                                     -------------------------------------------------------------------------------

Less distributions from:


 Net investment income ..........................          (.39)           (.40)           (.46)           (.47)           (.48)

 Net realized gains .............................          (.02)           (.36)           (.33)           (.26)           (.43)
                                                     -------------------------------------------------------------------------------

Total distributions .............................          (.41)           (.76)           (.79)           (.73)           (.91)
                                                     -------------------------------------------------------------------------------

Net asset value, end of year ....................    $    10.01      $    10.88      $     9.57      $    11.35      $    10.02
                                                     ===============================================================================


Total return(b) .................................         (4.50)%         23.65%          (9.06)%         21.24%          13.06%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................    $   44,985      $   37,837      $   34,697      $   40,628      $   21,906

Ratios to average net assets:

 Expenses .......................................          1.30%           1.34%           1.31%           1.28%           1.27%

 Net investment income ..........................          3.76%           4.22%           4.08%           4.19%           4.78%

Portfolio turnover rate .........................         34.03%          19.86%          33.99%          11.77%           7.24%

ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............    $    10.92      $     9.61      $    11.39      $    10.04      $     9.55
                                                     -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .......................           .48             .44             .51             .58             .36

 Net realized and unrealized gains (losses) .....          (.87)           1.69           (1.42)           1.57             .53
                                                     -------------------------------------------------------------------------------
Total from investment operations ................          (.39)           2.13            (.91)           2.15             .89
                                                     -------------------------------------------------------------------------------
Less distributions from:

 Net investment income ..........................          (.46)           (.46)           (.54)           (.54)           (.40)

 Net realized gains .............................          (.02)           (.36)           (.33)           (.26)             --
                                                     -------------------------------------------------------------------------------
Total distributions .............................          (.48)           (.82)           (.87)           (.80)           (.40)
                                                     -------------------------------------------------------------------------------
Net asset value, end of year ....................    $    10.05      $    10.92      $     9.61      $    11.39      $    10.04
                                                     ===============================================================================
Total return(b) .................................         (3.89)%         24.50%          (8.48)%         22.20%           9.61%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................    $    8,829      $    9,234      $    8,058      $   13,651      $    8,719

Ratios to average net assets:

 Expenses .......................................           .65%            .69%            .66%            .63%            .62%(d)

 Net investment income ..........................          4.39%           4.87%           4.82%           4.93%           5.33%(d)

Portfolio turnover rate .........................         34.03%          19.86%          33.99%          11.77%           7.24%

(a) Based on average shares outstanding effective year ended September 30, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period January 2, 1997 (effective date) to September 30, 1997 for Advisor Class.

(d) Annualized

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2001

UTILITIES FUND                                                                                         SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 77.4%

   Ameren Corp. .......................................................................                460,000      $     17,664,000

   American Electric Power Co. Inc. ...................................................              1,400,000            60,522,000

   AT&T Corp. .........................................................................                200,000             3,860,000

   Atmos Energy Corp. .................................................................                650,000            14,040,000

   CH Energy Group Inc. ...............................................................                200,000             8,120,000

   Cinergy Corp. ......................................................................              1,200,000            37,044,000

   CMS Energy Corp. ...................................................................                811,900            16,238,000

   Dominion Resources Inc. ............................................................              1,200,000            71,220,000

   DTE Energy Co. .....................................................................              1,000,000            43,050,000

   Duke Energy Corp. ..................................................................              2,600,000            98,410,000

   Dynegy Inc. ........................................................................                250,000             8,662,500

   Energy East Corp. ..................................................................                400,000             8,044,000

   Entergy Corp. ......................................................................              1,550,000            55,118,000

   Exelon Corp. .......................................................................              1,800,000            80,280,000

   FirstEnergy Corp. ..................................................................              1,000,000            35,950,000

   FPL Group Inc. .....................................................................              1,515,000            81,128,250

   Great Plains Energy Inc. ...........................................................                600,000            15,654,000

   Hawaiian Electric Industries Inc. ..................................................                400,000            15,600,000

(a)Mirant Corp. .......................................................................                200,000             4,380,000

   NewPower Holdings Inc. .............................................................                400,100             1,232,308

   NiSource Inc. ......................................................................                800,000            18,648,000

   Northwestern Corp. .................................................................                264,400             5,816,800

   NSTAR ..............................................................................                700,000            29,330,000

   Peoples Energy Corp. ...............................................................                300,000            11,928,000

   Pinnacle West Capital Corp. ........................................................                118,600             4,708,420

   Progress Energy Inc. ...............................................................                600,000            25,794,000

   Puget Energy Inc. ..................................................................                850,000            18,266,500

   Reliant Energy Inc. ................................................................              1,200,000            31,584,000

   Scottish & Southern Energy PLC (United Kingdom) ....................................                940,000             8,952,249

   Sierra Pacific Resources ...........................................................              2,004,000            30,260,400

   Southern Co. .......................................................................              2,000,000            47,960,000

   Sprint Corp. (FON Group) ...........................................................                500,000            12,005,000

   TECO Energy Inc. ...................................................................                500,000            13,550,000

   TXU Corp. ..........................................................................              1,145,300            53,050,296

   UIL Holdings Corp. .................................................................                200,000             9,538,000

   United Utilities PLC (United Kingdom) ..............................................              1,152,500            10,721,954

   Utilicorp United Inc. ..............................................................                400,000            11,204,000

   Vectren Corp. ......................................................................                700,000            15,673,000

   Wisconsin Energy Corp. .............................................................                250,000             5,625,000

   Xcel Energy Inc. ...................................................................              2,000,000            56,300,000
                                                                                                                      --------------
   TOTAL COMMON STOCKS (COST $912,164,383) ............................................                                1,097,132,677
                                                                                                                      --------------

   CONVERTIBLE PREFERRED STOCKS 9.2%

   AES Trust VII, 6.00%, cvt. pfd .....................................................                125,000             3,629,000

   AES Trust VII, 6.00%, cvt. pfd., 144A ..............................................                123,000             3,570,936

   CMS Energy Trust I, 7.75%, cvt. pfd ................................................                705,000            23,549,115

   Dominion Resources Inc., 9.50%, cvt. pfd ...........................................                142,000             8,342,500

   NiSource Inc., 7.75%, cvt. pfd .....................................................                300,000            13,824,000

   NRG Energy Inc., 6.50%, cvt. pfd ...................................................                499,000             9,680,600

   PPL Capital Fund Trust I, 7.75%, cvt. pfd., E ......................................              1,000,000            18,150,000

   TXU Corp., 9.25%, cvt. pfd .........................................................                647,600            16,824,648

   Utilicorp United Inc., 9.75%, cvt. pfd .............................................              1,100,000            33,550,000
                                                                                                                      --------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $149,185,065) .............................                                  131,120,799
                                                                                                                      --------------

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2001 (CONT.)

                                                                                                         PRINCIPAL
UTILITIES FUND                                                                                             AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BONDS 11.6%

   Arizona Public Service Co., 9.00%, 12/15/21 .......................................................  $14,500,000  $   15,220,549

   CalEnergy Co. Inc., senior note, 8.48%, 9/15/28 ...................................................   25,000,000      27,944,398

   CMS Energy Corp., 9.875%, 10/15/07 ................................................................    8,500,000       8,797,560

   Commonwealth Edison Co., 8.50%, 7/15/22 ...........................................................    5,000,000       5,318,260

   Commonwealth Edison Co., 8.375%, 9/15/22 ..........................................................   10,000,000      10,516,750

   Duquesne Light Co., 8.375%, 5/15/24 ...............................................................    5,000,000       5,150,440

   Midland Funding Corp. I, C-94, 10.33%, 7/23/02 ....................................................    3,072,135       3,119,794

   Niagara Mohawk Power Corp., 8.75%, 4/01/22 ........................................................    5,000,000       5,218,375

   Niagara Mohawk Power Corp., senior disc. note, H, zero cpn. to 7/01/03, 8.50% thereafter, 7/01/10 .    6,000,000       5,563,579

   Niagara Mohawk Power Corp., senior note, D, 7.25%, 10/01/02 .......................................    3,024,391       3,114,350

   NiSource Finance Corp., 7.50%, 11/15/03 ...........................................................   15,000,000      15,910,995

   Ohio Edison Co., 8.75%, 6/15/22 ...................................................................    8,000,000       8,238,040

   PPL Capital Funding, 8.375%, 6/15/07 ..............................................................   15,000,000      16,680,722

   TXU Corp., 8.75%, 11/01/23 ........................................................................   10,000,000      10,719,140

   TXU Corp., 8.50%, 8/01/24 .........................................................................   10,000,000      10,610,600

   Utilicorp United Inc., 7.95%, 2/01/11 .............................................................    6,000,000       6,379,992

   Utilicorp United Inc., senior note, 8.27%, 11/15/21 ...............................................    6,100,000       5,977,822
                                                                                                                     ---------------
   TOTAL BONDS (COST $154,323,979) ...................................................................                  164,481,366
                                                                                                                     ---------------
   TOTAL LONG TERM INVESTMENTS (COST $1,215,673,427) .................................................                1,392,734,842
                                                                                                                     ---------------



(b)REPURCHASE AGREEMENT .3%

   Joint Repurchase Agreement, 3.204%, 10/01/01 (Maturity Value $4,133,408) (COST $4,132,305) ........    4,132,305       4,132,305

    ABN AMRO Inc. (Maturity Value $349,769)

    Barclays Capital Inc. (Maturity Value $349,769)

    Bear, Stearns & Co. Inc. (Maturity Value $349,769)

    BMO Nesbitt Burns Corp. (Maturity Value $349,769)

    BNP Paribas Securities Corp. (Maturity Value $349,769)

    Credit Suisse First Boston Corp. (Maturity Value $349,769)

    Deutsche Bank Alex Brown Inc. (Maturity Value $349,769)

    Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $349,769)

    Lehman Brothers Inc. (Maturity Value $285,949)

    Morgan Stanley & Co. Inc. (Maturity Value $349,769)

    SG Cowen Securities Corp. (Maturity Value $349,769)

    UBS Warburg LLC (Maturity Value $349,769)

     Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S. Government Agency Securities

                                                                                                                     ---------------
   TOTAL INVESTMENTS (COST $1,219,805,732) 98.5% .....................................................                1,396,867,147

   OTHER ASSETS, LESS LIABILITIES 1.5% ...............................................................                   21,186,411
                                                                                                                     ---------------

   NET ASSETS 100.0% .................................................................................               $1,418,053,558
                                                                                                                     ===============


(a) Non-income producing

(b) See Note 1(c) regarding joint repurchase agreement.

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001

                                                                                                     U.S. GOVERNMENT
                                                    DYNATECH FUND    GROWTH FUND     INCOME FUND     SECURITIES FUND  UTILITIES FUND
                                                    --------------------------------------------------------------------------------
Assets:

 Investments in securities:
  Cost ...........................................  $ 354,372,532   $1,397,227,684  $7,368,196,445   $7,450,896,370   $1,215,673,427
                                                    ================================================================================

  Value ..........................................    342,520,582    2,060,249,692   7,009,166,155    7,716,644,369    1,392,734,842

 Repurchase agreements, at value and cost ........    271,720,640       18,467,429     522,617,673      277,885,000        4,132,305

 Cash ............................................             --               --              --              245               --

 Receivables:

  Investment securities sold .....................        682,481               --      11,160,706       22,429,000       25,791,910

  Capital shares sold ............................      1,122,577        3,831,819      31,792,031       26,869,170          608,333

  Dividends and interest .........................         88,717        1,404,120     112,447,857       42,817,323        6,707,163
                                                    --------------------------------------------------------------------------------
      Total assets ...............................    616,134,997    2,083,953,060   7,687,184,422    8,086,645,107    1,429,974,553
                                                    --------------------------------------------------------------------------------

Liabilities:

 Payables:

  Investment securities purchased ................        777,400        9,983,949      32,967,952      195,725,000        7,809,620

  Capital shares redeemed ........................      1,468,476        3,320,996       8,099,487       14,041,309        1,552,242

  Affiliates .....................................        727,362        2,450,671       6,305,506        5,291,299        1,069,347

  Shareholders ...................................        289,289        1,238,376       4,765,066        6,182,639        1,283,112

 Funds advanced by custodian .....................             --               --       1,099,931               --               --

 Collateral on securities loaned (Note 1(d)) .....             --               --     123,066,503               --               --

 Other liabilities ...............................        121,361          327,913         593,709          479,991          206,674
                                                    --------------------------------------------------------------------------------
      Total liabilities ..........................      3,383,888       17,321,905     176,898,154      221,720,238       11,920,995
                                                    --------------------------------------------------------------------------------
       Net assets, at value ......................  $ 612,751,109   $2,066,631,155  $7,510,286,268   $7,864,924,869   $1,418,053,558
                                                    ================================================================================

Net assets consist of:

 Undistributed net investment income .............      8,554,738        8,030,557      10,198,217          851,181        2,469,604

 Net unrealized appreciation (depreciation) ......    (11,851,950)     663,022,008    (359,051,713)     265,747,999      177,067,059

 Accumulated net realized gain (loss) ............     (9,559,717)       3,370,361      11,619,978     (353,070,652)      63,245,105

 Capital shares ..................................    625,608,038    1,392,208,229   7,847,519,786    7,951,396,341    1,175,271,790
                                                    --------------------------------------------------------------------------------
       Net assets, at value ......................  $ 612,751,109   $2,066,631,155  $7,510,286,268   $7,864,924,869   $1,418,053,558
                                                    ================================================================================


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2001

                                                                                                     U.S. GOVERNMENT
                                                      DYNATECH FUND   GROWTH FUND     INCOME FUND    SECURITIES FUND  UTILITIES FUND
                                                      ------------------------------------------------------------------------------
CLASS A:

 Net assets, at value ..............................  $ 530,074,341  $1,657,387,081  $5,960,989,785  $ 7,197,333,556  $1,349,026,800
                                                      ==============================================================================

 Shares outstanding ................................     28,249,615      59,603,336   2,753,671,462    1,038,147,673     134,657,254
                                                      ==============================================================================

 Net asset value per share(a) ......................  $       18.76  $        27.81  $         2.16  $          6.93  $        10.02
                                                      ==============================================================================

 Maximum offering price per share (net asset value
  per share / 94.25%, 94.25%, 95.75%, 95.75%,
  and 95.75%, respectively) ........................  $       19.90  $        29.51  $         2.26  $          7.24  $        10.46
                                                      ==============================================================================

CLASS B:

 Net assets, at value ..............................  $   5,472,976  $   66,095,489  $  446,244,719  $   225,516,906  $   15,211,932
                                                      ==============================================================================

 Shares outstanding ................................        294,707       2,406,663     206,115,715       32,563,452       1,517,442
                                                      ==============================================================================

 Net asset value and maximum offering
  price per share(a) ...............................  $       18.57  $        27.46  $         2.17  $          6.93  $        10.02
                                                      ==============================================================================

CLASS C:

 Net assets, at value ..............................  $  77,203,792  $  310,650,212  $1,080,314,521  $   422,114,265  $   44,985,492
                                                      ==============================================================================

 Shares outstanding ................................      4,208,605      11,405,187     496,954,390       61,111,367       4,494,706
                                                      ==============================================================================

 Net asset value per share(a) ......................  $       18.34  $        27.24  $         2.17  $          6.91  $        10.01
                                                      ==============================================================================

 Maximum offering price per share
  (net asset value per share / 99%) ................  $       18.53  $        27.52  $         2.19  $          6.98  $        10.11
                                                      ==============================================================================

ADVISOR CLASS:

 Net assets, at value ..............................             --  $   32,498,373  $   22,737,243  $    19,960,142  $    8,829,334
                                                      ==============================================================================

 Shares outstanding ................................             --       1,166,352      10,538,395        2,874,684         878,700
                                                      ==============================================================================

 Net asset value and maximum offering
  price per share ..................................             --  $        27.86  $         2.16  $          6.94  $        10.05
                                                      ==============================================================================

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2001

                                                                                                     U.S. GOVERNMENT
                                                     DYNATECH FUND    GROWTH FUND     INCOME FUND    SECURITIES FUND  UTILITIES FUND
                                                     -------------------------------------------------------------------------------
Investment income:(a)

 Dividends ........................................  $   1,502,540   $  25,844,487   $ 185,762,226   $            --  $  65,322,609

 Interest .........................................     20,458,004      14,006,563     420,456,476       505,756,479     13,772,269
                                                     -------------------------------------------------------------------------------
      Total investment income .....................     21,960,544      39,851,050     606,218,702       505,756,479     79,094,878
                                                     -------------------------------------------------------------------------------
Expenses:

 Management fees (Note 3) .........................      3,626,611      11,397,176      33,453,185        33,894,378      7,327,048

 Distribution fees (Note 3)

  Class A .........................................      1,642,377       5,038,935       9,123,865         7,767,520      2,086,522

  Class B .........................................         56,748         560,022       1,654,157           840,488         82,972

  Class C .........................................        998,821       3,661,683       6,220,802         2,068,053        276,807

 Transfer agent fees (Note 3) .....................      1,484,809       4,559,891       7,870,349         7,542,709      2,533,118

 Custodian fees ...................................          7,492          25,258         321,298            72,111         21,831

 Reports to shareholders ..........................         93,606         297,229         538,295           541,942        173,210

 Registration and filing fees .....................         53,463         102,368         259,979           192,748         89,074

 Professional fees (Note 3) .......................         39,175         108,986         273,561           125,225         53,941

 Other ............................................         10,914          23,942          61,810           156,969         11,808
                                                     -------------------------------------------------------------------------------
     Total expenses ...............................      8,014,016      25,775,490      59,777,301        53,202,143     12,656,331
                                                     -------------------------------------------------------------------------------
      Net investment income .......................     13,946,528      14,075,560     546,441,401       452,554,336     66,438,547
                                                     -------------------------------------------------------------------------------
Realized and unrealized gains (losses):

 Net realized gain (loss) from:

  Investments .....................................     (7,831,634)      4,010,574      43,213,773           119,371     71,017,529

  Foreign currency transactions ...................             --              --        (466,614)               --        (29,870)
                                                     -------------------------------------------------------------------------------
      Net realized gain (loss) ....................     (7,831,634)      4,010,574      42,747,159           119,371     70,987,659

 Net unrealized appreciation (depreciation) on:

  Investments .....................................   (316,111,625)   (546,786,220)   (550,460,959)      356,556,353   (198,764,083)

  Translation of assets and liabilities denominated
   in foreign currencies ..........................             --              --          25,286                --          5,644
                                                     -------------------------------------------------------------------------------
      Net unrealized appreciation (depreciation) ..   (316,111,625)   (546,786,220)   (550,435,673)      356,556,353   (198,758,439)
                                                     -------------------------------------------------------------------------------
Net realized and unrealized gain (loss) ...........   (323,943,259)   (542,775,646)   (507,688,514)      356,675,724   (127,770,780)
                                                     -------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations .......................  $(309,996,731)  $(528,700,086)  $  38,752,887   $   809,230,060  $ (61,332,233)
                                                     ===============================================================================

(a) Net of foreign taxes and fees of $15,009, $291,427, $372,523, and $59,025 for the DynaTech Fund, the Growth Fund, the Income Fund, and the Utilities Fund, respectively.

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED SEPTEMBER 30, 2001 AND 2000

                                                                         DYNATECH FUND                        GROWTH FUND
                                                              ----------------------------------------------------------------------
                                                                    2001              2000              2001              2000
                                                              ----------------------------------------------------------------------
Increase (decrease) in net assets:

 Operations:

  Net investment income ....................................  $    13,946,528   $    15,983,363   $    14,075,560   $    30,051,696

  Net realized gain (loss) from investments ................       (7,831,634)         (733,762)        4,010,574       119,903,279

  Net unrealized appreciation (depreciation) on investments      (316,111,625)      133,523,955      (546,786,220)      172,291,947
                                                              ----------------------------------------------------------------------

      Net increase (decrease) in net assets resulting
       from operations .....................................     (309,996,731)      148,773,556      (528,700,086)      322,246,922

 Distributions to shareholders from:

  Net investment income:

   Class A .................................................      (16,397,935)       (8,349,156)      (23,222,377)      (28,512,907)

   Class B .................................................         (110,453)               --          (227,171)         (210,834)

   Class C .................................................       (1,709,776)         (830,976)       (1,390,388)       (2,415,955)

   Advisor Class ...........................................               --                --          (526,215)         (604,017)

  Net realized gains:

   Class A .................................................               --                --       (96,439,847)      (16,550,559)

   Class B .................................................               --                --        (1,896,257)         (157,901)

   Class C .................................................               --                --       (17,261,853)       (2,910,619)

   Advisor Class ...........................................               --                --        (1,773,263)         (298,276)
                                                              ----------------------------------------------------------------------

 Total distributions to shareholders .......................      (18,218,164)       (9,180,132)     (142,737,371)      (51,661,068)

 Capital share transactions: (Note 2)

   Class A .................................................        3,529,615       187,792,579        50,643,758      (195,753,441)

   Class B .................................................        3,140,968         4,944,371        45,332,779        18,668,292

   Class C .................................................       (5,906,677)       34,511,263        36,431,125       (25,938,267)

   Advisor Class ...........................................               --                --         3,455,242           (44,553)
                                                              ----------------------------------------------------------------------

 Total capital share transactions ..........................          763,906       227,248,213       135,862,904      (203,067,969)

      Net increase (decrease) in net assets ................     (327,450,989)      366,841,637      (535,574,553)       67,517,885

Net assets:

 Beginning of year .........................................      940,202,098       573,360,461     2,602,205,708     2,534,687,823
                                                              ----------------------------------------------------------------------

 End of year ...............................................  $   612,751,109   $   940,202,098   $ 2,066,631,155   $ 2,602,205,708
                                                              ======================================================================

Undistributed net investment income included in net assets:

 End of year ...............................................  $     8,554,738   $    12,826,374   $     8,030,557   $    19,324,466
                                                              ======================================================================


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED SEPTEMBER 30, 2001 AND 2000

                                                                         INCOME FUND                U.S. GOVERNMENT SECURITIES FUND
                                                              ----------------------------------------------------------------------
                                                                    2001              2000              2001              2000
                                                              ----------------------------------------------------------------------
Increase (decrease) in net assets:

 Operations:

  Net investment income ....................................  $   546,441,401   $   563,535,281   $   452,554,336   $   500,215,264

  Net realized gain(loss) from investments and foreign
   currency transactions ...................................       42,747,159        94,456,882           119,371       (46,648,877)

  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated
   in foreign currencies ...................................     (550,435,673)      276,786,298       356,556,353        33,038,640
                                                              ----------------------------------------------------------------------
      Net increase in net assets resulting
       from operations .....................................       38,752,887       934,778,461       809,230,060       486,605,027

 Distributions to shareholders from:

  Net investment income:

   Class A .................................................     (473,973,784)     (503,166,522)     (449,035,130)     (472,305,401)

   Class B .................................................      (17,821,042)       (7,977,573)       (7,376,890)       (3,891,343)

   Class C .................................................      (69,043,386)      (67,802,844)      (18,672,909)      (16,763,516)

   Advisor Class ...........................................       (1,769,930)       (1,709,361)       (2,657,955)       (1,920,966)

  Net realized gains:

   Class A .................................................      (72,169,458)      (41,553,598)               --                --

   Class B .................................................       (1,872,698)         (596,476)               --                --

   Class C .................................................      (10,484,818)       (6,094,361)               --                --

   Advisor Class ...........................................         (255,737)         (120,550)               --                --
                                                              ----------------------------------------------------------------------
 Total distributions to shareholders .......................     (647,390,853)     (629,021,285)     (477,742,884)     (494,881,226)

 Capital share transactions: (Note 2)

   Class A .................................................      370,261,532      (955,278,353)       35,370,112    (1,034,726,750)

   Class B .................................................      335,911,917        50,336,038       139,265,477        28,245,837

   Class C .................................................      291,677,970      (160,667,883)      143,337,906       (44,019,848)

   Advisor Class ...........................................        3,345,543        (3,584,074)      (28,264,174)       30,660,897
                                                              ----------------------------------------------------------------------
 Total capital share transactions ..........................    1,001,196,962    (1,069,194,272)      289,709,321    (1,019,839,864)

      Net increase (decrease) in net assets ................      392,558,996      (763,437,096)      621,196,497    (1,028,116,063)

Net assets:

 Beginning of year .........................................    7,117,727,272     7,881,164,368     7,243,728,372     8,271,844,435
                                                              ----------------------------------------------------------------------
 End of year ...............................................  $ 7,510,286,268   $ 7,117,727,272   $ 7,864,924,869   $ 7,243,728,372
                                                              ======================================================================

Undistributed net investment income included in net assets:

 End of year ...............................................  $    10,198,217   $    24,318,283   $       851,181   $     9,445,010
                                                              ======================================================================


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED SEPTEMBER 30, 2001 AND 2000

                                                                                                           UTILITIES FUND
                                                                                                 ---------------------------------
                                                                                                       2001              2000
                                                                                                 ---------------------------------
Increase (decrease) in net assets:

 Operations:

  Net investment income .......................................................................  $    66,438,547   $    69,147,749

  Net realized gain from investments and foreign currency transactions ........................       70,987,659           523,921

  Net unrealized appreciation (depreciation) on investments and translation of assets
   and liabilities denominated in foreign currencies ..........................................     (198,758,439)      244,066,549
                                                                                                 ---------------------------------

      Net increase (decrease) in net assets resulting from operations .........................      (61,332,233)      313,738,219

 Distributions to shareholders from:

  Net investment income:

   Class A ....................................................................................      (61,534,147)      (68,401,514)

   Class B ....................................................................................         (478,433)         (216,223)

   Class C ....................................................................................       (1,566,296)       (1,336,111)

   Advisor Class ..............................................................................         (394,589)         (389,847)

  Net realized gains:

   Class A ....................................................................................       (2,331,827)      (58,704,235)

   Class B ....................................................................................          (15,931)         (135,732)

   Class C ....................................................................................          (57,543)       (1,227,161)

   Advisor Class ..............................................................................          (14,100)         (304,748)
                                                                                                 ---------------------------------

 Total distributions to shareholders ..........................................................      (66,392,866)     (130,715,571)

 Capital share transactions: (Note 2)

   Class A ....................................................................................     (104,904,063)     (196,391,383)

   Class B ....................................................................................        7,820,268         4,524,298

   Class C ....................................................................................       11,183,290        (1,190,622)

   Advisor Class ..............................................................................          891,351            63,656
                                                                                                 ---------------------------------

Total capital share transactions ..............................................................      (85,009,154)     (192,994,051)

      Net decrease in net assets ..............................................................     (212,734,253)       (9,971,403)

Net assets:

 Beginning of year ............................................................................    1,630,787,811     1,640,759,214
                                                                                                 ---------------------------------
 End of year ..................................................................................  $ 1,418,053,558   $ 1,630,787,811
                                                                                                 =================================
Undistributed net investment income included in net assets:

 End of year ..................................................................................  $     2,469,604   $         4,522
                                                                                                 =================================

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


Franklin Custodian Funds, Inc. (the Company) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of five series (the Funds). The Funds and their investment objectives are:

      CAPITAL GROWTH       GROWTH AND INCOME    CURRENT INCOME
      -------------------------------------------------------------------------
      DynaTech Fund        Income Fund          U.S. Government Securities Fund
      Growth Fund          Utilities Fund

The following summarizes the Funds' significant accounting policies.


a. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.


b. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


c. COMBINED JOINT AND REGULAR REPURCHASE AGREEMENTS

Certain funds may enter into a joint repurchase agreement whereby their uninvested cash balances are deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Funds based on their pro-rata interest. Certain funds may enter into repurchase agreements which are accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At September 30, 2001, all repurchase agreements had been entered into on September 28, 2001.


d. SECURITIES LENDING

The Income Fund loans securities to certain brokers for which it received cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. The collateral is invested in short-term instruments as noted in the Statement of Investments. The fund bears the risk of loss with respect to the investment of the collateral.


e. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)


f. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.


g. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


h. AUDIT GUIDE

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to record all paydown gains and losses to investment income and amortize premium and discount on all fixed-income securities. Adopting these principles will not impact the net assets or the distributions of the Funds. As of September 30, 2001, the Funds estimate that the current cumulative adjustment required upon adoption of premium and discount amortization will increase (decrease) the recorded cost of their investments as listed below:

                                    ESTIMATED COST
                                  INCREASE (DECREASE)
     ------------------------------------------------
     Income Fund ...............      $573,662
     Utilities Fund ............       (42,270)


As permitted, the Guide has been implemented early by the U.S. Government Securities Fund for the fiscal year ended September 30, 2001. Prior to October 1, 2000, paydown gains and losses were included in realized gains and losses. The fund recorded $(8,288,529) as an adjustment to interest income for paydown gains and losses during the fiscal year ended September 30, 2001.


2. CAPITAL STOCK


The classes of shares offered within each of the Funds are indicated below. Effective November 1, 2001, the Income Fund renamed Class B to Class B1, and began offering a new class of B shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

     CLASS A, CLASS B & CLASS C        CLASS A, CLASS B, CLASS C & ADVISOR CLASS
     ---------------------------------------------------------------------------
     DynaTech Fund                     Growth Fund

                                       Income Fund

                                       U.S. Government Securities Fund

                                       Utilities Fund


At September 30, 2001, there were 23 billion shares authorized ($.01 par value), allocated to the Funds as follows (in millions):

                                                             U.S.
                                                          GOVERNMENT
                        DYNATECH    GROWTH      INCOME    SECURITIES  UTILITIES
                          FUND       FUND        FUND        FUND       FUND
                        -------------------------------------------------------
Class A                     250        250       4,600       2,500        400

Class B                     500        750       1,000       1,000        750

Class C                     250        250       3,600       2,500        400

Advisor Class                --      1,000       1,000       1,000      1,000

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)


2. CAPITAL STOCK (CONT.)


Transactions in the Funds' shares were as follows:

                                                             DYNATECH FUND                          GROWTH FUND
                                                       -------------------------------------------------------------------
                                                         SHARES           AMOUNT              SHARES            AMOUNT
                                                       -------------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2001
 Shares sold ..................................         6,258,944      $ 143,483,420          7,763,439      $ 261,627,598
 Shares issued in reinvestment of distributions           529,071         12,909,330          3,188,133        109,480,519
 Shares redeemed ..............................        (6,828,191)      (152,863,135)        (9,592,937)      (320,464,359)
                                                       -------------------------------------------------------------------
 Net increase (decrease) ......................           (40,176)     $   3,529,615          1,358,635      $  50,643,758
                                                       ===================================================================
Year ended September 30, 2000
 Shares sold ..................................        16,328,800      $ 466,816,087         16,680,057      $ 598,656,309
 Shares issued in reinvestment of distributions           268,770          6,756,864          1,230,966         41,077,067
 Shares redeemed ..............................        (9,917,479)      (285,780,372)       (23,497,248)      (835,486,817)
                                                       -------------------------------------------------------------------
 Net increase (decrease) ......................         6,680,091      $ 187,792,579         (5,586,225)     $(195,753,441)
                                                       ===================================================================
CLASS B SHARES:
Year ended September 30, 2001
 Shares sold ..................................           178,756      $   4,221,226          1,600,074      $  53,051,112
 Shares issued in reinvestment of distributions             4,267            103,651             57,986          1,979,074
 Shares redeemed ..............................           (55,210)        (1,183,909)          (301,041)        (9,697,407)
                                                       -------------------------------------------------------------------
 Net increase .................................           127,813      $   3,140,968          1,357,019      $  45,332,779
                                                       ===================================================================
Year ended September 30, 2000(a)
 Shares sold ..................................           171,803      $   5,087,263            655,046      $  23,196,555
 Shares issued in reinvestment of distributions                --                 --             10,297            342,163
 Shares redeemed ..............................            (4,909)          (142,892)          (138,646)        (4,870,426)
                                                       -------------------------------------------------------------------
 Net increase .................................           166,894      $   4,944,371            526,697      $  18,668,292
                                                       ===================================================================
CLASS C SHARES:
Year ended September 30, 2001
 Shares sold ..................................           814,221      $  18,886,868          2,638,609      $  87,164,537
 Shares issued in reinvestment of distributions            64,960          1,559,028            512,819         17,358,951
 Shares redeemed ..............................        (1,189,723)       (26,352,573)        (2,094,454)       (68,092,363)
                                                       -------------------------------------------------------------------
 Net increase (decrease) ......................          (310,542)     $  (5,906,677)         1,056,974      $  36,431,125
                                                       ===================================================================
Year ended September 30, 2000
 Shares sold ..................................         2,071,333      $  57,180,184          2,803,395      $  97,487,263
 Shares issued in reinvestment of distributions            30,582            755,982            149,266          4,913,835
 Shares redeemed ..............................          (846,374)       (23,424,903)        (3,721,739)      (128,339,365)
                                                       -------------------------------------------------------------------
 Net increase (decrease) ......................         1,255,541      $  34,511,263           (769,078)     $ (25,938,267)
                                                       ===================================================================
ADVISOR CLASS SHARES:
Year ended September 30, 2001
 Shares sold ..................................                                                 133,680      $   4,505,111
 Shares issued in reinvestment of distributions                                                  66,255          2,275,178
 Shares redeemed ..............................                                                 (99,915)        (3,325,047)
                                                                                            ------------------------------
 Net increase .................................                                                 100,020      $   3,455,242
                                                                                            ==============================
Year ended September 30, 2000
 Shares sold ..................................                                                 232,850      $   8,178,631
 Shares issued in reinvestment of distributions                                                  26,712            891,373
 Shares redeemed ..............................                                                (259,069)        (9,114,557)
                                                                                            ------------------------------
 Net increase (decrease) ......................                                                     493      $     (44,553)
                                                                                            ==============================

(a) For the period February 1, 2000 (effective date) to September 30, 2000 for the DynaTech Fund.

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)


2. CAPITAL STOCK (CONT.)

                                                                                                        U.S. GOVERNMENT
                                                                INCOME FUND                             SECURITIES FUND
                                                       ----------------------------------------------------------------------------
                                                          SHARES             AMOUNT                 SHARES             AMOUNT
                                                       ----------------------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2001
 Shares sold ..................................         367,006,193      $   844,015,719          185,271,260      $ 1,255,952,623
 Shares issued in reinvestment of distributions         137,703,892          315,934,853           35,347,715          238,340,569
 Shares redeemed ..............................        (343,049,048)        (789,689,040)        (215,663,647)      (1,458,923,080)
                                                       ----------------------------------------------------------------------------
 Net increase .................................         161,661,037      $   370,261,532            4,955,328      $    35,370,112
                                                       ============================================================================
Year ended September 30, 2000
 Shares sold ..................................         284,298,630      $   621,458,969          139,242,027      $   908,315,568
 Shares issued in reinvestment of distributions         144,362,346          313,113,142           37,929,073          246,981,215
 Shares redeemed ..............................        (869,037,429)      (1,889,850,464)        (336,014,986)      (2,190,023,533)
                                                       ----------------------------------------------------------------------------
 Net decrease .................................        (440,376,453)     $  (955,278,353)        (158,843,886)     $(1,034,726,750)
                                                       ============================================================================
CLASS B SHARES:
Year ended September 30, 2001
 Shares sold ..................................         152,037,153      $   349,250,014           22,135,731      $   150,633,950
 Shares issued in reinvestment of distributions           4,569,372           10,481,657              722,689            4,881,008
 Shares redeemed ..............................         (10,432,254)         (23,819,754)          (2,395,032)         (16,249,481)
                                                       ----------------------------------------------------------------------------
 Net increase .................................         146,174,271      $   335,911,917           20,463,388      $   139,265,477
                                                       ============================================================================
Year ended September 30, 2000
 Shares sold ..................................          29,020,696      $    63,893,779            6,320,412      $    41,220,582
 Shares issued in reinvestment of distributions           2,023,987            4,400,365              393,898            2,562,247
 Shares redeemed ..............................          (8,250,500)         (17,958,106)          (2,385,215)         (15,536,992)
                                                       ----------------------------------------------------------------------------
 Net increase .................................          22,794,183      $    50,336,038            4,329,095      $    28,245,837
                                                       ============================================================================
CLASS C SHARES:
Year ended September 30, 2001
 Shares sold ..................................         166,041,952      $   383,081,658           32,959,674      $   223,530,165
 Shares issued in reinvestment of distributions          20,732,083           47,755,843            1,838,257           12,368,079
 Shares redeemed ..............................         (60,219,778)        (139,159,531)         (13,694,149)         (92,560,338)
                                                       ----------------------------------------------------------------------------
 Net increase .................................         126,554,257      $   291,677,970           21,103,782      $   143,337,906
                                                       ============================================================================
Year ended September 30, 2000
 Shares sold ..................................          63,630,861      $   140,107,315           14,031,977      $    91,216,855
 Shares issued in reinvestment of distributions          20,633,423           44,946,169            1,710,397           11,104,406
 Shares redeemed ..............................        (158,669,112)        (345,721,367)         (22,528,303)        (146,341,109)
                                                       ----------------------------------------------------------------------------
 Net decrease .................................         (74,404,828)     $  (160,667,883)          (6,785,929)     $   (44,019,848)
                                                       ============================================================================
ADVISOR CLASS SHARES:
Year ended September 30, 2001
 Shares sold ..................................           2,457,833      $     5,608,222              791,872      $     5,396,940
 Shares issued in reinvestment of distributions             720,870            1,649,378              354,664            2,388,868
 Shares redeemed ..............................          (1,706,825)          (3,912,057)          (5,317,348)         (36,049,982)
                                                       ----------------------------------------------------------------------------
 Net increase (decrease) ......................           1,471,878      $     3,345,543           (4,170,812)     $   (28,264,174)
                                                       ============================================================================
Year ended September 30, 2000
 Shares sold ..................................           6,700,901      $    14,620,742            5,443,412      $    35,502,355
 Shares issued in reinvestment of distributions             677,240            1,469,077              250,207            1,630,500
 Shares redeemed ..............................          (9,022,657)         (19,673,893)            (993,644)          (6,471,958)
                                                       ----------------------------------------------------------------------------
 Net increase (decrease) ......................          (1,644,516)     $    (3,584,074)           4,699,975      $    30,660,897
                                                       ============================================================================

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)


2. CAPITAL STOCK (CONT.)

                                                             UTILITIES FUND
                                                      ------------------------------
                                                        SHARES            AMOUNT
                                                      ------------------------------
CLASS A SHARES:
Year ended September 30, 2001
 Shares sold ..................................        12,854,678      $ 140,395,740
 Shares issued in reinvestment of distributions         4,326,822         47,487,028
 Shares redeemed ..............................       (27,198,293)      (292,786,831)
                                                      ------------------------------
 Net decrease .................................       (10,016,793)     $(104,904,063)
                                                      ==============================
Year ended September 30, 2000
 Shares sold ..................................        16,722,387      $ 155,617,263
 Shares issued in reinvestment of distributions        11,207,288         98,870,199
 Shares redeemed ..............................       (49,678,573)      (450,878,845)
                                                      ------------------------------
 Net decrease .................................       (21,748,898)     $(196,391,383)
                                                      ==============================
CLASS B SHARES:
Year ended September 30, 2001
 Shares sold ..................................         1,084,489      $  11,787,065
 Shares issued in reinvestment of distributions            33,477            367,107
 Shares redeemed ..............................          (409,965)        (4,333,904)
                                                      ------------------------------
 Net increase .................................           708,001      $   7,820,268
                                                      ==============================
Year ended September 30, 2000
 Shares sold ..................................           581,073      $   5,442,177
 Shares issued in reinvestment of distributions            30,206            269,720
 Shares redeemed ..............................          (129,287)        (1,187,599)
                                                      ------------------------------
 Net increase .................................           481,992      $   4,524,298
                                                      ==============================
CLASS C SHARES:
Year ended September 30, 2001
 Shares sold ..................................         1,937,721      $  21,090,339
 Shares issued in reinvestment of distributions           102,651          1,124,515
 Shares redeemed ..............................        (1,024,287)       (11,031,564)
                                                      ------------------------------
 Net increase .................................         1,016,085      $  11,183,290
                                                      ==============================
Year ended September 30, 2000
 Shares sold ..................................         1,450,140      $  13,414,286
 Shares issued in reinvestment of distributions           224,597          1,980,804
 Shares redeemed ..............................        (1,820,334)       (16,585,712)
                                                      ------------------------------
 Net decrease .................................          (145,597)     $  (1,190,622)
                                                      ==============================
ADVISOR CLASS SHARES:
Year ended September 30, 2001
 Shares sold ..................................           503,073      $   5,800,138
 Shares issued in reinvestment of distributions            31,572            347,369
 Shares redeemed ..............................          (501,950)        (5,256,156)
                                                      ------------------------------
 Net increase .................................            32,695      $     891,351
                                                      ==============================
Year ended September 30, 2000
 Shares sold ..................................            41,840      $     387,858
 Shares issued in reinvestment of distributions            65,508            581,268
 Shares redeemed ..............................          (100,063)          (905,470)
                                                      ------------------------------
 Net increase .................................             7,285      $      63,656
                                                      ==============================

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES


Certain officers and directors of the Funds are also officers or directors of the following entities:

ENTITY                                                                 AFFILIATION
------------------------------------------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                     Investment manager (all Funds except the Growth Fund)

Franklin Investment Advisory Services, Inc. (Investment Advisory)      Investment manager (the Growth Fund)

Franklin/Templeton Distributors, Inc. (Distributors)                   Principal underwriter

Franklin Templeton Services, LLC (FT Services)                         Administrative manager

Franklin/Templeton Investor Services, LLC (Investor Services)          Transfer agent


The Funds, except the Growth Fund, pay an investment management fee to Advisers, and the Growth Fund pays an investment management fee to Investment Advisory, based on the net assets of the Funds as follows:

     ANNUALIZED FEE RATE     MONTH-END NET ASSETS
     ---------------------------------------------------------------------------
        .625%                First $100 million

        .500%                Over $100 million, up to and including $250 million

        .450%                Over $250 million, up to and including $10 billion


Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers and Investment Advisory, FT Services provides administrative services to the Funds. The fee is paid by Advisers and Investment Advisory based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors for costs incurred in marketing the Funds' shares up to a certain percentage per year of their average daily net assets of each class as follows:

                                                              U.S.
                                                           GOVERNMENT
                       DYNATECH      GROWTH      INCOME    SECURITIES  UTILITIES
                         FUND         FUND        FUND        FUND        FUND
                       ---------------------------------------------------------
Class A ..........        .25%         .25%        .15%        .15%        .15%
Class B ..........       1.00%        1.00%        .65%        .65%        .65%
Class C ..........       1.00%        1.00%        .65%        .65%        .65%


Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                                                                         U.S.
                                                                                      GOVERNMENT
                                       DYNATECH         GROWTH          INCOME        SECURITIES       UTILITIES
                                         FUND            FUND            FUND            FUND            FUND
                                      ---------------------------------------------------------------------------
Net commissions paid ............     $   197,490     $ 2,363,881     $13,077,244     $ 6,386,703     $   425,626
Contingent deferred sales charges     $    35,785     $   224,198     $   586,248     $   426,644     $    71,088


The Funds paid transfer agent fees of $23,990,876, of which $18,420,949 were paid to Investor Services.

Included in professional fees are legal fees of $57,350 that were paid to a law firm in which a partner is an officer of the Funds.

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)


4. INCOME TAXES


At September 30, 2001, the DynaTech Fund and the U.S. Government Securities Fund had tax basis capital losses of $2,242,568 and $337,253,970, respectively, which may be carried over to offset future capital gains. Such losses expire as follows:

                                                                 U.S. GOVERNMENT
                                         DYNATECH FUND           SECURITIES FUND
                                         ---------------------------------------
Capital loss carryovers expiring in:
 2002 .................................   $         --             $111,364,839
 2003 .................................             --                3,698,366
 2004 .................................             --               57,539,178
 2005 .................................             --               50,054,906
 2006 .................................             --               28,279,472
 2007 .................................        677,592               18,954,412
 2008 .................................        394,928               21,105,846
 2009 .................................      1,170,048               46,256,951
                                         ---------------------------------------
                                          $  2,242,568             $337,253,970
                                         =======================================

At September 30, 2001, the DynaTech Fund and the U.S. Government Securities Fund had deferred capital losses ocurring subsequent to October 31, 2000 of $6,843,771 and $15,816,682, respectively. For tax purposes, such losses will be reflected in the year ending September 30, 2002.

At September 30, 2001, the Utilities Fund and the Income Fund had deferred currency losses occuring subsequent to October 31, 2000 of $29,870 and $28,674,648, respectively. For tax purposes, such losses will be reflected in the year ending September 30, 2002.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, paydown gains and losses, and foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, paydown gains and losses, and foreign currency transactions.

The Growth Fund, the Income Fund and the Utilities Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for tax purposes.

For the U.S. Government Securities Fund, the tax character of distributions paid during the year ended September 30, 2001, are the same for financial statement and tax purposes.

At September 30, 2001, the net unrealized appreciation (depreciation) based on the cost of investments and distributable earnings for income tax purposes were as follows:

                                                                                               U.S. GOVERNMENT
                                    DYNATECH FUND        GROWTH FUND         INCOME FUND       SECURITIES FUND     UTILITIES FUND
                                   ------------------------------------------------------------------------------------------------
Investments at cost ...........    $   626,566,550     $ 1,415,695,113     $ 7,890,814,118     $ 7,728,781,370     $ 1,220,561,579
                                   ================================================================================================
Unrealized appreciation .......        102,390,309         922,874,242       1,048,967,141         265,840,410         235,503,117
Unrealized depreciation .......       (114,715,637)       (259,852,234)     (1,407,997,431)            (92,411)        (59,197,549)
                                   ------------------------------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation) ...............    $   (12,325,328)    $   663,022,008     $  (359,030,290)    $   265,747,999     $   176,305,568
                                   ================================================================================================

Undistributed ordinary income .                                                                $     1,841,835
Undistributed long term capital
 loss carryforward ............                                                                   (337,253,970)
                                                                                               ---------------
Distributable earnings ........                                                                $  (335,412,135)
                                                                                               ===============

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)


5. INVESTMENT TRANSACTIONS


Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 2001 were as follows:

                                                                                              U.S. GOVERNMENT
                                   DYNATECH FUND        GROWTH FUND         INCOME FUND       SECURITIES FUND      UTILITIES FUND
                                   ----------------------------------------------------------------------------------------------
Purchases ..................       $   81,352,575      $  303,752,576      $1,964,229,897      $1,733,754,761      $  527,134,108
Sales ......................       $   14,712,128      $    6,576,819      $1,793,769,812      $1,393,302,725      $  608,400,206


6. CREDIT RISK AND DEFAULTED SECURITIES


The Income Fund has 32.5% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At September 30, 2001, the Income Fund held defaulted securities with a value aggregating $30,643,500, representing .4% of the fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.


7. OTHER CONSIDERATIONS


Advisers, as the Funds' Manager, may serve as a member of various bondholder's steering committees, representing bondholder's interests in certain corporate restructuring negotiations, or on creditors committees. Currently the Manager serves on the bondholder committees of Anacomp Inc., Consoltex Group Inc. and Metrocall Inc. As a result of this involvement, Advisers may be in possession of certain material non-public information. The Funds' Manager has not nor does it intend to sell any of its holdings in these securities while in possession of such information.

FRANKLIN CUSTODIAN FUNDS, INC.
Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FRANKLIN CUSTODIAN FUNDS, INC.


In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Custodian Funds, Inc. (hereafter referred to as the "Funds") at September 30, 2001, the results of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP



San Francisco, California
November 6, 2001

FRANKLIN CUSTODIAN FUNDS, INC.
Tax Designation


Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended September 30, 2001:

GROWTH FUND                INCOME FUND               UTILITIES FUND
-------------------------------------------------------------------
$4,010,574                 $55,323,350                $64,832,850


Under Section 854(b)(2) of the Internal Revenue Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2001:

DYNATECH FUND      GROWTH FUND      INCOME FUND      UTILITIES FUND
-------------------------------------------------------------------
   5.22%              76.53%           21.70%             100%

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